As filed with the Securities and Exchange Commission on

September 26, 2014

Securities Act File No.  033-65690

Investment Company Act File No.  811-07850

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(Check appropriate box or boxes)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-effective Amendment No. 40	☒

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 41	☒

PNC ADVANTAGE FUNDS

(Exact Name of Registrant as Specified in Charter)

One East Pratt Street, 5th Floor

Baltimore, Maryland 21202

(Address of Principal Executive Offices)

1-800-364-4890

(Registrant’s Telephone Number)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

(617) 951-7405

(Name and Address of Agent for Service)

Copies of Communications to:

Jennifer E. Spratley

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

(410) 237-5852

It is proposed that this filing will become effective (check applicable box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on September 29, 2014 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PNC Advantage Funds Prospectus

Institutional Shares, Advisor Shares, and Service Shares

September 29, 2014

Institutional Government
Money Market Fund

Institutional Shares (PAVXX)

Advisor Shares (PADXX)

Service Shares (PAUXX)

Institutional Money Market Fund

Institutional Shares (PABXX)

Advisor Shares (PAAXX)

Service Shares (PAHXX)

Institutional Treasury
Money Market Fund

Institutional Shares (PAIXX)

Advisor Shares (PAYXX)

Service Shares (PAEXX)

If you have any questions about any part of the prospectus or wish to obtain additional information about PNC Funds, please visit pncfunds.com or call 800-622-FUND (3863).

Not FDIC Insured — May Lose Value — No Bank Guarantee

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Adviser

PNC CAPITAL ADVISORS, LLC

ADVANTAGE FUNDS

PNC ADVANTAGE INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide high current income consistent with stability of principal while maintaining liquidity.

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares	Advisor Shares	Service Shares
Management Fees	0.15%	0.15%	0.15%
Distribution (12b-1) Fees	None	None	None
Other Expenses	0.17%	0.27%	0.42%
Shareholder Servicing Fees	None	0.10%	0.25%
Other	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses	0.32%	0.42%	0.57%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares, Advisor Shares and Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$33	$103	$180	$406
Advisor Shares	$43	$135	$235	$530
Service Shares	$58	$183	$318	$714

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests 100% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government, securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and repurchase agreements collateralized by obligations issued or guaranteed by the U.S. government or securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment Company Act of 1940, including variable and floating rate obligations with longer maturities that are deemed to have remaining maturities of 397 days or less in accordance with Rule 2a-7 due to interest rate resetting provisions and/or demand features. The Fund's dollar-weighted average maturity will not exceed 60 days and the Fund's dollar-weighted average life will not exceed 120 days.

PRINCIPAL RISKS

Counter-Party Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays, incur costs and/or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Credit Risk. The values of debt securities or other instruments may be affected by the ability of issuers or the respective counterparties to make principal and interest payments or otherwise meet their obligations to the Fund. If an issuer cannot or will not meet its payment obligations or if its credit rating is lowered or its financial situation deteriorates, the values of its debt securities or other instruments may fall. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources.

Government Securities Risk. Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may negatively impact the price of such securities held by the Fund.

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Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates. Interest rate risk may be heightened when interest rates are below or significantly below historical averages.

Management Risk. The Fund is subject to management risk because it is actively managed. PNC Capital Advisors, LLC (the "Adviser") will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Money Market Fund Risk. There can be no assurance that a money market fund will maintain a $1.00 per share NAV at all times. Factors that could adversely affect the value of a money market fund's shares, include, among others, a sharp rise in interest rates, an illiquid market for the securities held by the money market fund, a high volume of redemption activity in a fund's shares, and a credit event or credit rating downgrade affecting one or more of the issuers of securities held by the fund. In addition, the failure of even an unrelated money market fund to maintain a stable NAV could create a widespread risk of increased redemption pressures on all money market funds, including the Fund, potentially jeopardizing the stability of their NAVs. Certain other money market funds have in the past failed to maintain stable NAVs, and there can be no assurance that such failures and resulting redemption pressures will not impact the PNC money market funds in the future. A decline in interest rates can reduce a money market fund's yield even if a Fund is able to maintain a $1.00 per share NAV. The Adviser and its affiliates are under no obligation to support the share price or yield of the Fund.

In July 2014, the Securities and Exchange Commission ("SEC") adopted amendments to its rules governing the operation of money market funds. The new rules will require, among other things, certain money market funds to cease using the amortized cost method to value their shares and to cause transactions in shares of these funds to be effected using the fund's NAV per share calculated out to the fourth decimal point (e.g. $1.0000 instead of $1.00) (together, such amendments the "floating NAV amendments"). The floating NAV amendments are intended to cause the values of shares of affected funds to float (i.e., change) over time with the market values of the fund's portfolio securities. Certain funds, such as those that only offer their shares to natural persons and those that invest almost exclusively in cash, obligations of the U.S.

government, and repurchase agreements collateralized by obligations of the U.S. government, are not subject to the floating NAV amendments.

The SEC also adopted amendments that would permit the board of trustees of a money market fund to impose a liquidity fee of up to 2% of a shareholder's redemption request (any such fee a "temporary liquidity fee") and/or suspend redemptions for a period of up to ten days in certain circumstances. The rule amendments require the imposition of a temporary liquidity fee whenever 90% or more of a money market fund's portfolio is comprised of assets that are other than cash, direct obligations of the U.S. government or securities that convert into cash within one week, unless the fund's board of trustees determines that such a fee is not in the fund's best interests.

The amendments described above are expected to become effective on October 2016. The Adviser and the Board are in the process of evaluating the rule amendments. There can be no assurance that your investment in the Fund will not be adversely affected by the amendments described above or by additional reforms to money market regulation that may be adopted by the SEC or other regulatory authorities.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Institutional, Advisor Shares and Service Shares. Performance shown for the Service Shares is based on the returns of the Fund's Institutional Shares and is not adjusted to reflect the expenses of the Service Shares. The performance shown for the Service Shares would be lower if it were adjusted to reflect the actual expenses of the Service Shares. Because Service Shares commenced operations on February 4, 2014, total return information is not yet available for a full calendar year for Service Shares. Financial information for Service Shares from February 4, 2014 through May 31, 2014 is available in the Financial Highlights section of the Prospectus. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/
Fund_Snapshot/FundID_431/Overview.fs or by calling 1-800-364-4890. The Fund's 7-day yield as of December 31, 2013 was 0.09%.

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Calendar Year Total Returns

Best Quarter	0.03%	(12/31/10)
Worst Quarter	0.00%	(09/30/13)

The Fund's year-to-date total return for Institutional Shares through June 30, 2014 was 0.01%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2013)

	1 Year	Since Inception
Institutional Shares (since inception date 10/01/09)	0.01%	0.03%
Advisor Shares (since inception date 01/28/11)	0.01%	0.02%
Service Shares	0.01%	0.03%

INVESTMENT ADVISER

PNC Capital Advisors, LLC is the investment adviser to the Fund.

TAX INFORMATION

The Fund's distributions generally will be taxed to you as ordinary income or capital gains. If you are invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, you will generally be taxed only upon your withdrawal of monies from the arrangement.

For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to the section entitled "Important Additional Information" on page 10 of this prospectus.

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PNC ADVANTAGE INSTITUTIONAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide high current income consistent with stability of principal while maintaining liquidity.

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares	Advisor Shares	Service Shares
Management Fees	0.15%	0.15%	0.15%
Distribution (12b-1) Fees	None	None	None
Other Expenses	0.07%	0.17%	0.32%
Shareholder Servicing Fees	None	0.10%	0.25%
Other	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	0.22%	0.32%	0.47%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares, Advisor Shares and Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$23	$71	$124	$280
Advisor Shares	$33	$103	$180	$406
Service Shares	$48	$151	$263	$591

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a variety of high quality, short-term U.S. dollar-denominated money market securities, including certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. The Fund may invest in foreign obligations. Foreign obligations are obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a debt rating in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by PNC Capital Advisors, LLC (the "Adviser") to be of comparable quality).

The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by, but not limited to, cash, government obligations, eligible commercial paper or investment-grade fixed income securities and issued by financial institutions such as banks and broker-dealers. Investment-grade fixed income securities are securities rated in one of the four highest rating categories by at least one NRSRO, or if unrated, determined by the Adviser to be of comparable quality. High quality money market instruments include securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment Company Act of 1940, including variable and floating rate obligations with longer maturities that are deemed to have remaining maturities of 397 days or less in accordance with Rule 2a-7 due to interest rate resetting provisions and/or demand features. The Fund's dollar-weighted average maturity will not exceed 60 days and the Fund's dollar-weighted average life will not exceed 120 days.

PRINCIPAL RISKS

Counter-Party Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays, incur costs and/or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Credit Risk. The values of debt securities or other instruments may be affected by the ability of issuers or the respective counterparties to make principal and interest payments or otherwise meet their obligations to the Fund. If an issuer cannot or will not meet its payment obligations or if its credit rating is lowered or its financial situation deteriorates, the values of its debt securities or other instruments may fall. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources.

Foreign (Non-U.S.) Investment Risk. Investments in securities of foreign companies, including foreign banks or

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PNC ADVANTAGE INSTITUTIONAL MONEY MARKET FUND

foreign branches of U.S. banks, or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the values of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign issuers or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.

Government Securities Risk. Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may negatively impact the price of such securities held by the Fund.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates. Interest rate risk may be heightened when interest rates are below or significantly below historical averages.

Management Risk. The Fund is subject to management risk because it is actively managed. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Money Market Fund Risk. There can be no assurance that a money market fund will maintain a $1.00 per share NAV at all times. Factors that could adversely affect the value of a money market fund's shares, include, among others, a sharp rise in interest rates, an illiquid market for the securities held by the money market fund, a high volume of redemption activity in a fund's shares, and a credit event or credit rating downgrade affecting one or more of the issuers of securities held by the fund. In addition, the failure of even an unrelated money market fund to maintain a stable NAV could create a widespread risk of increased redemption pressures on all money market funds, including the Fund, potentially jeopardizing the stability of their NAVs. Certain other money market funds have in the past failed to maintain stable NAVs, and there can be no assurance that such failures and resulting redemption pressures will not impact the PNC money market funds in the future. A decline in interest rates can reduce a money market fund's yield even if a Fund is able to maintain a $1.00 per share NAV. The Adviser and its affiliates are under no obligation to support the share price or yield of the Fund.

In July 2014, the Securities and Exchange Commission ("SEC") adopted amendments to its rules governing the operation of money market funds. The new rules will require, among other things, certain money market funds to cease using the amortized cost method to value their shares and to cause transactions in shares of these funds to be effected using the fund's NAV per share calculated out to the fourth decimal point (e.g. $1.0000 instead of $1.00) (together, such amendments the "floating NAV amendments"). The floating NAV amendments are intended to cause the values of shares of affected funds to float (i.e., change) over time with the market values of the fund's portfolio securities. Certain funds, such as those that only offer their shares to natural persons and those that invest almost exclusively in cash, obligations of the U.S. government, and repurchase agreements collateralized by obligations of the U.S. government, are not subject to the floating NAV amendments.

The SEC also adopted amendments that would permit the board of trustees of a money market fund to impose a liquidity fee of up to 2% of a shareholder's redemption request (any such fee a "temporary liquidity fee") and/or suspend redemptions for a period of up to ten days in certain circumstances. The rule amendments require the imposition of a temporary liquidity fee whenever 90% or more of a money market fund's portfolio is comprised of assets that are other than cash, direct obligations of the U.S. government or securities that convert into cash within one week, unless the fund's board of trustees determines that such a fee is not in the fund's best interests.

The amendments described above are expected to become effective on October 2016. The Adviser and the Board are in the process of evaluating the rule amendments. There can be

5

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PNC ADVANTAGE INSTITUTIONAL MONEY MARKET FUND

no assurance that your investment in the Fund will not be adversely affected by the amendments described above or by additional reforms to money market regulation that may be adopted by the SEC or other regulatory authorities.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Institutional, Advisor and Service Shares. Since no Advisor Shares were outstanding from February 24, 2005 through September 14, 2006, performance of the Fund's Advisor Shares for this period is based on the returns of the Fund's Institutional Shares, adjusted to reflect the different expenses borne by the Fund's Advisor Shares. Performance shown for the Service Shares is based on the returns of the Fund's Institutional Shares and is not adjusted to reflect the expenses of the Service Shares. The performance shown for the Service Shares would be lower if it were adjusted to reflect the actual expenses of the Service Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/
Fund_Snapshot/FundID_371/Overview.fs or by calling 1-800-364-4890. The Fund's 7-day yield as of December 31, 2013 was 0.10%.

Calendar Year Total Returns

Best Quarter	1.32%	(12/31/06)
Worst Quarter	0.01%	(09/30/13)

The Fund's year-to-date total return for Institutional Shares through June 30, 2014 was 0.02%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2013)

	1 Year	5 Years	Since Inception
Institutional Shares (since inception date 10/28/04)	0.05%	0.10%	1.83%
Advisor Shares (since inception date 11/19/04)	0.05%	0.09%	1.79%
Service Shares	0.05%	0.10%	1.83%

INVESTMENT ADVISER

PNC Capital Advisors, LLC is the investment adviser to the Fund.

TAX INFORMATION

The Fund's distributions generally will be taxed to you as ordinary income or capital gains. If you are invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, you will generally be taxed only upon your withdrawal of monies from the arrangement.

For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to the section entitled "Important Additional Information" on page 10 of this prospectus.

6

ADVANTAGE FUNDS

PNC ADVANTAGE INSTITUTIONAL TREASURY MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide high current income consistent with stability of principal while maintaining liquidity.

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares	Advisor Shares	Service Shares
Management Fees	0.15%	0.15%	0.15%
Distribution (12b-1) Fees	None	None	None
Other Expenses	0.11%	0.21%	0.36%
Shareholder Servicing Fees	None	0.10%	0.25%
Other	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	0.26%	0.36%	0.51%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares, Advisor Shares and Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$27	$84	$146	$331
Advisor Shares	$37	$116	$202	$456
Service Shares	$52	$164	$285	$640

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, repurchase agreements collateralized by obligations of the U.S. Treasury and in other money market funds that invest exclusively in such obligations. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment Company Act of 1940, including variable and floating rate obligations with longer maturities that are deemed to have remaining maturities of

397 days or less in accordance with Rule 2a-7 due to interest rate resetting provisions and/or demand features. The Fund's dollar-weighted average maturity will not exceed 60 days and the Fund's dollar-weighted average life will not exceed 120 days.

PRINCIPAL RISKS

Counter-Party Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays, incur costs and/or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Credit Risk. The values of debt securities or other instruments may be affected by the ability of issuers or the respective counterparties to make principal and interest payments or otherwise meet their obligations to the Fund. If an issuer cannot or will not meet its payment obligations or if its credit rating is lowered, the values of its debt securities or other instruments may fall.

Government Securities Risk. Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may negatively impact the price of such securities held by the Fund.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates. Interest rate risk may be heightened when interest rates are below or significantly below historical averages.

Management Risk. The Fund is subject to management risk because it is actively managed. PNC Capital Advisors, LLC (the "Adviser") will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the

7

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PNC ADVANTAGE INSTITUTIONAL TREASURY MONEY MARKET FUND

desired outcome. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Money Market Fund Risk. There can be no assurance that a money market fund will maintain a $1.00 per share NAV at all times. Factors that could adversely affect the value of a money market fund's shares, include, among others, a sharp rise in interest rates, an illiquid market for the securities held by the money market fund, a high volume of redemption activity in a fund's shares, and a credit event or credit rating downgrade affecting one or more of the issuers of securities held by the fund. In addition, the failure of even an unrelated money market fund to maintain a stable NAV could create a widespread risk of increased redemption pressures on all money market funds, including the Fund, potentially jeopardizing the stability of their NAVs. Certain other money market funds have in the past failed to maintain stable NAVs, and there can be no assurance that such failures and resulting redemption pressures will not impact the PNC money market funds in the future. A decline in interest rates can reduce a money market fund's yield even if a Fund is able to maintain a $1.00 per share NAV. The Adviser and its affiliates are under no obligation to support the share price or yield of the Fund.

In July 2014, the Securities and Exchange Commission ("SEC") adopted amendments to its rules governing the operation of money market funds. The new rules will require, among other things, certain money market funds to cease using the amortized cost method to value their shares and to cause transactions in shares of these funds to be effected using the fund's NAV per share calculated out to the fourth decimal point (e.g. $1.0000 instead of $1.00) (together, such amendments the "floating NAV amendments"). The floating NAV amendments are intended to cause the values of shares of affected funds to float (i.e., change) over time with the market values of the fund's portfolio securities. Certain funds, such as those that only offer their shares to natural persons and those that invest almost exclusively in cash, obligations of the U.S. government, and repurchase agreements collateralized by obligations of the U.S. government, are not subject to the floating NAV amendments.

The SEC also adopted amendments that would permit the board of trustees of a money market fund to impose a liquidity fee of up to 2% of a shareholder's redemption request (any such fee a "temporary liquidity fee") and/or suspend redemptions for a period of up to ten days in certain circumstances. The rule amendments require the imposition of a temporary liquidity fee whenever 90% or more of a money market fund's portfolio is comprised of assets that are other than cash, direct obligations of the U.S. government or securities that convert into cash within one week, unless the fund's board of trustees determines that such a fee is not in the fund's best interests.

The amendments described above are expected to become effective on October 2016. The Adviser and the Board are in the process of evaluating the rule amendments. There can be no assurance that your investment in the Fund will not be adversely affected by the amendments described above or by additional reforms to money market regulation that may be adopted by the SEC or other regulatory authorities.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Institutional, Advisor Shares and Service Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/
FundID_432/Overview.fs or by calling 1-800-364-4890. The Fund's 7-day yield as of December 31, 2013 was 0.08%.

Calendar Year Total Returns

Best Quarter	0.02%	(12/31/10)
Worst Quarter	0.00%	(09/30/13)

The Fund's year-to-date total return for Institutional Shares through June 30, 2014 was 0.01%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2013)

	1 Year	Since Inception
Institutional Shares (since inception date 10/01/09)	0.01%	0.02%
Advisor Shares (since inception date 3/16/11)	0.01%	0.01%
Service Shares (since inception date 10/29/10)	0.01%	0.02%

INVESTMENT ADVISER

PNC Capital Advisors, LLC is the investment adviser to the Fund.

8

ADVANTAGE FUNDS

PNC ADVANTAGE INSTITUTIONAL TREASURY MONEY MARKET FUND

TAX INFORMATION

The Fund's distributions generally will be taxed to you as ordinary income or capital gains. If you are invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, you will generally be taxed only upon your withdrawal of monies from the arrangement.

For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to the section entitled "Important Additional Information" on page 10 of this prospectus.

9

IMPORTANT ADDITIONAL INFORMATION

Purchase and Sale of Fund Shares

You may purchase or redeem (sell) Fund shares by phone, mail, or through a financial intermediary on each day that the New York Stock Exchange (the "NYSE") is open. Shares cannot be purchased on days when the Federal Reserve is closed.

By Phone or Wire: contact your financial intermediary or, if you hold your shares directly through PNC Advantage Funds, you should contact PNC Advantage Funds by phone at 1-800-364-4890.

By Mail: write to PNC Advantage Funds c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9795, Providence, Rhode Island 02940-9795.

Minimum Initial Investments:

•  In general, a Fund's minimum initial investment is $3 million for Institutional, Advisor and Service Shares.

Minimum Subsequent Investments:

•  There is no minimum subsequent investment amount.

A Fund's initial investment minimum may be reduced or waived in some cases.

Payments to Broker Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

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DETAILS ABOUT THE FUNDS

Understanding the Information Presented in this Prospectus

Performance. Performance results shown in this Prospectus, including the Summary Prospectus, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and the fee waivers.

Expenses. Unless otherwise noted, the expense information shown is based on expenses incurred during a Fund's most recently completed fiscal year, expressed as a percentage of the Fund's average daily net assets over that period. Because each Fund's asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect each Fund's current asset size. Each Fund's annual operating expenses and its asset size will likely vary over time and may vary materially. In general, a Fund's annual operating expenses will increase as the Fund's assets decrease and decrease as the Fund's assets increase.

More Information About Investment Objectives and Principal Investment Strategies

Each Fund has its own investment objective and strategies for reaching that objective as discussed in the Summary Sections of this prospectus. The investment objective of each Fund may be changed at any time without a shareholder vote. The Adviser invests Fund assets in a way that it believes will help each Fund achieve its objective. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

This section provides additional information about the principal investment strategies utilized by the Funds. Each Fund may hold cash pending investment and may invest up to 100% of its assets in cash and/or short-term obligations issued or guaranteed by the U.S. government, including, but not limited to, Treasury bills, notes, bonds and certificates of indebtedness, as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government for temporary defensive purposes. These investments may prevent a Fund from meeting its investment objective.

Additionally, pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs in shares of the money market funds offered by PNC Advantage Funds, PNC Funds, a separate investment company affiliated with

PNC Advantage Funds, and other investment companies affiliated with the Adviser. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by a PNC money market fund or PNC Advantage money market fund with respect to a Fund's short term reserves swept into a PNC money market fund or PNC Advantage money market fund. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser's obligation to waive its advisory fees in connection with such investments. This waiver does not apply to cash collateral from a Fund's securities lending program invested in a PNC money market fund or PNC Advantage money market fund, and the waiver may be terminated at any time without prior notice. Because the Adviser and/or its affiliates receive fees for providing services to PNC Funds and certain other funds in which the Funds may invest, the Funds' investments in such funds benefit the Adviser and/or the Adviser's affiliates.

PNC Advantage Institutional Government Money Market Fund

The Fund seeks to provide high current income consistent with stability of principal while maintaining liquidity. The Fund's investment objective may be changed without shareholder approval.

Under normal circumstances, the Fund invests 100% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness, securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, and repurchase agreements collateralized by obligations issued or guaranteed by the U.S. government or securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Federal Farm Credit Bank ("FFCB"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"). The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.

PNC Advantage Institutional Money Market Fund

The Fund seeks to provide high current income consistent with stability of principal while maintaining liquidity. The Fund's investment objective may be changed without shareholder approval.

The Fund primarily invests in a variety of high quality, short-term U.S. dollar-denominated money market securities, including certificates of deposit, time deposits and other

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obligations issued by domestic and foreign banks, as well as commercial paper. The Fund may invest in foreign obligations. Foreign obligations are obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a debt rating in the highest short-term rating category by at least two NRSROs or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by the Adviser to be of comparable quality).

The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by, but not limited to, cash, government obligations, eligible commercial paper or investment-grade fixed income securities and issued by financial institutions such as banks and broker-dealers. Investment-grade fixed income securities are securities rated in one of the four highest rating categories by at least one NRSRO, or if unrated, determined by the Adviser to be of comparable quality. High quality money market instruments include securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

PNC Advantage Institutional Treasury Money Market Fund

The Fund seeks to provide high current income consistent with stability of principal while maintaining liquidity. The Fund's investment objective may be changed without shareholder approval.

Under normal circumstances, the Fund invests exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, repurchase agreements collateralized by obligations of the U.S. Treasury and in other money market funds that invest exclusively in such obligations. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.

MORE INFORMATION ABOUT PRINCIPAL RISKS

This section provides additional information about the principal risks of investing in the Funds.

	Counter- Party Risk	Credit Risk	Foreign (Non-U.S.) Investment Risk	Government Securities Risk	Interest Rate Risk	Management Risk	Money Market Fund Risk
Institutional Government Money Market Fund	■	■		■	■	■	■
Institutional Money Market Fund	■	■	■	■	■	■	■
Institutional Treasury Money Market Fund	■	■		■	■	■	■

Counter-Party Risk. Under a repurchase agreement, a Fund purchases securities from a seller who agrees to repurchase the securities sold at a mutually agreed upon time and price which is higher than the purchase price. The securities usually are repurchased the next day or within a few days. If the seller defaults or otherwise becomes unable to honor a financial obligation, a Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced by or against the seller, there could be a delay in receiving the collateral. Similarly, the Fund is exposed to similar risks of incurring losses, costs and delays if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Credit Risk. The values of debt securities or other instruments may be affected by the ability of issuers or the respective counterparties to make principal and interest payments or otherwise meet their obligations to a Fund. If an issuer cannot or will not meet its payment obligations, or if its credit rating is lowered or its financial situation deteriorates, the values of its debt securities or other instruments may fall. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Foreign (Non-U.S.) Investment Risk. Investments in securities of foreign companies, including foreign banks or foreign branches of U.S. banks, or governments can be more volatile than investments in U.S. companies or governments.

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Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries, or may at times subject such foreign countries to sanctions from the U.S. government, other foreign governments and/or international institutions that could negatively affect a Fund's investments in issuers located in, doing business in or with assets in such foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the values of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. In some foreign markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it may not have in the U.S. with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. In addition, financial institutions serving as custodians in foreign jurisdictions may be less financially stable and/or have less effective controls than financial institutions operating as custodians in the U.S. Investment in sovereign debt obligations by a Fund involves risks not present in debt obligations of corporate issuers. The issuer of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt and, in turn, a Fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. Some foreign governments levy withholding or other taxes against dividend and interest income or upon the disposition of foreign securities. Although in some countries a portion of these taxes is recoverable, the unrecovered portion will reduce a Fund's yield on such securities.

Government Securities Risk. Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may, negatively impact the price of such securities held by the Fund.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates. The dividend yield paid by the Funds will vary with, among other things, changes in short-term interest rates. The Funds' yields could decline due to falling interest rates. Interest rate risk may be heightened when interest rates are below or significantly below historical averages.

Management Risk. The Funds are subject to management risk because they are actively managed. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the Adviser in managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.

Money Market Fund Risk. There can be no assurance that a money market fund will maintain a $1.00 per share NAV at all times. Factors that could adversely affect the value of a money market fund's shares, include, among others, a sharp rise in interest rates, an illiquid market for the securities held by the money market fund, a high volume of redemption activity in a fund's shares, and a credit event or credit rating downgrade affecting one or more of the issuers of securities held by the fund. In addition, the failure of even an unrelated money market fund to maintain a stable NAV could create a widespread risk of increased redemption pressures on all money market funds, including the PNC money market funds, potentially jeopardizing the stability of their NAVs. Certain other money market funds have in the past failed to maintain stable NAVs, and there can be no assurance that such failures and resulting redemption pressures will not impact the PNC money market funds in the future. A decline in interest rates can reduce a money market fund's yield even if a Fund is able to maintain a $1.00 per share NAV. The Adviser and its affiliates are under no obligation to support the share price or yield of the PNC money market funds.

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In July 2014, the Securities and Exchange Commission ("SEC") adopted amendments to its rules governing the operation of money market funds. The new rules will require, among other things, certain money market funds to cease using the amortized cost method to value their shares and to cause transactions in shares of these funds to be effected using the fund's NAV per share calculated out to the fourth decimal point (e.g. $1.0000 instead of $1.00) (together, such amendments the "floating NAV amendments"). The floating NAV amendments are intended to cause the values of shares of affected funds to float (i.e., change) over time with the market values of the fund's portfolio securities. Certain funds, such as those that only offer their shares to natural persons and those that invest almost exclusively in cash, obligations of the U.S. government, and repurchase agreements collateralized by obligations of the U.S. government, are not subject to the floating NAV amendments.

The SEC also adopted amendments that would permit the board of trustees of a money market fund to impose a liquidity fee of up to 2% of a shareholder's redemption request (any such fee a "temporary liquidity fee") and/or suspend redemptions for a period of up to ten days in certain circumstances. The rule amendments require the imposition of a temporary liquidity fee whenever 90% or more of a money market fund's portfolio is comprised of assets that are other than cash, direct obligations of the U.S. government or securities that convert into cash within one week, unless the fund's board of trustees determines that such a fee is not in the fund's best interests (such provision, the "required temporary liquidity fee provision").

The amendments described above are expected to become effective on October 2016. The Adviser and the Board are in the process of evaluating the rule amendments. The Adviser does not expect at this time that the floating NAV amendments and the required temporary liquidity fee provision will apply to PNC Advantage Institutional Government Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund. The Adviser may propose, and the Board may consider, certain strategic alternatives that may limit the application of the floating NAV amendments and the required temporary liquidity fee provision to other PNC money market funds, but there can be no assurance that your investment in one or more of the PNC money market funds will not be adversely affected by the amendments described above or by additional reforms to money market regulation that may be adopted by the SEC or other regulatory authorities.

The SEC has proposed a number of additional amendments to the regulations governing money market funds. Those proposed amendments include the removal of references to ratings provided by NRSROs within the portions of the regulations that define the universe of eligible investments for money market funds. The SEC has proposed that each money market fund's universe of eligible investments be limited to securities that the fund's board of directors (or the board's delegate) determines present minimal credit risks, which determination includes a finding that the security's issuer has an exceptionally strong capacity to meet its short-term obligations. Although the SEC has stated that the proposed amendments are designed to preserve the current degree of risk limitation in the regulations governing the operation of money market funds, there can be no assurances that, if adopted, the proposed amendments will not adversely affect the operations of, performance of, or market for, money market funds, including the PNC money market funds.

Disclosure of Portfolio Holdings

Each Fund publishes on the Funds' website (pncfunds.com) and files with the SEC its complete portfolio holdings monthly. The publication and filing is subject to a five business day lag and will provide portfolio holdings as of the last business day of the previous month. Additionally, the Funds are required to file a quarterly portfolio holdings report with the SEC on Form N-CSR and Form N-Q. For more information on the Funds' policies and procedures with respect to the disclosure of portfolio securities, see the Statement of Additional Information, which is available, free of charge, on the Funds' website (pncfunds.com).

INVESTMENT ADVISER

PNC Capital Advisors, LLC is the investment adviser to the Funds located at One East Pratt Street – 5th Floor, Baltimore, MD 21202. As of June 30, 2014, the Adviser had approximately $38.4 billion in assets under management.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees of PNC Advantage Funds (the "Board") supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Adviser utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team.

The table below shows the management fees (after all fee waivers and expense reimbursements) the Adviser received from each Fund for the fiscal year ended May 31, 2014 and each Fund's contractual management fee. Fees are stated as a percentage of net assets for the fiscal year ended May 31, 2014.

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	Government Money Market Fund	Money Market Fund	Treasury Money Market Fund
Management Fees Paid After the Adviser's Voluntary Fee Waivers	0.00%	0.03%	0.00%
Contractual Management Fee	0.15%	0.15%	0.15%

Voluntary Fee Waivers

The "Total Annual Fund Operating Expenses" in the Funds' Fees and Expenses tables do not reflect voluntary fee waivers and expense reimbursements undertaken by the Adviser. The Adviser has voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield for each of the Funds. These voluntary fee waivers and expense reimbursements may be changed or terminated by the Adviser at any time.

After giving effect to these voluntary waivers, expense reimbursements or suspensions noted above, "Total Annual Fund Operating Expenses" during the fiscal year ended May 31, 2014 were lower than the "Total Annual Fund Operating Expenses" in the Funds' Fees and Expenses tables, as shown below:

	Institutional Government Money Market Fund			Institutional Money Market Fund			Institutional Treasury Money Market Fund
	Institutional Shares	Advisor Shares	Service Shares	Institutional Shares	Advisor Shares	Service Shares	Institutional Shares	Advisor Shares	Service Shares
Total Annual Fund Operating Expenses	0.07%	0.07%	0.07%	0.10%	0.10%	0.10%	0.05%	0.05%	0.05%

A discussion regarding the basis for the Board's approval of the Advisory Agreement is available in the Semi-Annual Report to Shareholders for the period ended November 30, 2013.

Manager of Managers Structure

The Funds have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Adviser, with the approval of the Board, to appoint and replace sub-advisers and materially amend existing sub-advisory agreements without shareholder approval ("Manager of Managers Structure"). Under the Manager of Managers Structure, the Adviser has the ultimate responsibility, subject to oversight by the Funds' Board, for overseeing the Funds' sub-advisers, notifying them of their termination and recommending to the Board their hiring or replacement. The Adviser may, in the future, recommend to the Funds' Board the establishment of the Manager of Managers Structure for any of the Funds. Shareholders will be notified within 90 days of the hiring of a sub-adviser. Currently, the Funds do not operate under a Manager of Managers structure.

PURCHASING AND REDEEMING FUND SHARES

This section tells you how to purchase and redeem Institutional, Advisor and Service Shares of the Funds. Generally, the Funds do not accept purchase orders from foreign investors; however, the Funds reserve the ability to change this practice without prior notice. The Funds may accept or reject any purchase order.

Institutional Shares (All Funds):

•  No front-end sales charge

•  $3 million minimum initial investment

•  No minimum amount for subsequent investments

Advisor Shares (All Funds):

•  No front-end sales charge

•  Shareholder servicing fees up to 0.10% of net assets

•  $3 million minimum initial investment

•  No minimum amount for subsequent investments

Service Shares (All Funds):

•  No front-end sales charge

•  Shareholder servicing fees of up to 0.25% of net assets

•  $3 million minimum initial investment

•  No minimum amount for subsequent investments

Institutional, Advisor and Service Shares are available to individuals and institutional investors including corporate investors, pension and profit sharing plans, foundations and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of the Adviser, and other investment companies sponsored by the Adviser or its affiliates. Advisor and Service Shares are designed for investors requiring additional services through their financial intermediaries. The minimum initial investment for Institutional, Advisor and Service Shares is $3 million. There is no minimum subsequent investment. Each Fund, at its discretion, may reduce the minimum initial investment for Institutional, Advisor and Service Shares when the aggregate relationship with the Funds and PNC Funds is substantially

15

equivalent to the $3 million and warrants this reduction. The minimum initial investment also may be waived if, in the opinion of the Funds, there is adequate intent and availability of assets to reach a future level of investment of $3 million among the Funds and PNC Funds. The minimum initial investment has been waived in respect of investments in the Funds made by other investment companies sponsored or advised by the Adviser or its affiliates. The minimum initial investment applies to the registered owner of an account, including omnibus accounts maintained by financial intermediaries for beneficial owners. Financial intermediaries may receive shareholder servicing fees of up to 0.10% and 0.25% of net assets for Advisor Shares and Service Shares, respectively. In addition, financial intermediaries may charge additional fees, at their discretion, for providing cash management and other services to their customers and may implement a higher minimum initial investment.

How to Purchase Fund Shares

New Account Set Up	Adding to an Existing Account
By Telephone with Wire Transfer	• Call Investor Services at 1-800-364-4890 to set up an account number and to receive a wire control number to be included in the body of the wire.
• Ask your bank to immediately transmit available funds by wire. Your bank may charge you a wiring fee for this service.
• Wiring instructions are as follows:
Bank of New York Mellon
ABA # 011001234
Credit: 0000735906
BNY Mellon Investment Servicing (US) Inc. as Agent for PNC Advantage Funds
Further Credit: Beneficiary Name
Beneficiary Fund/Account Number
• Complete and sign the account application and mail to:
PNC Advantage Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9795
Providence, RI 02940-9795
 Overnight delivery to:
PNC Advantage Funds
c/o BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581-1722
Contact Investor Services to receive an account application. Account applications are also available on pncfunds.com.
PNC Advantage Funds and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.	• If you previously selected the telephone purchases option for your account, call Investor Services at 1-800-364-4890 to purchase additional shares.
• To add telephone purchases option to your account, please complete an Account Maintenance Form or call Investor Services.
PNC Advantage Funds and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

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New Account Set Up	Adding to an Existing Account
By Mail	• Complete and sign an application. Applications may be requested by calling 1-800-364-4890 and are also available at pncfunds.com.
• Make your check payable to "PNC Advantage Funds (Fund Name)." PNC Advantage Funds cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier's check, bank draft, money order or travelers' check).
• Mail the completed and signed account application and your check to:
PNC Advantage Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9795
Providence, RI 02940-9795
 Overnight delivery to:
PNC Advantage Funds
c/o BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581-1722	• Provide purchase instructions with the fund name, share class, your account number and account registration information.
• Make your check payable to "PNC Advantage Funds (Fund Name)." PNC Advantage Funds cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier's check, bank draft, money order or travelers' check).
• Mail the instructions and the check to one of the two mailing addresses provided.

Financial Intermediary

•  Contact your financial consultant, financial intermediary or institution to transact purchases or redemptions of shares of the Funds. Your financial intermediary is responsible for transmitting all purchase and sale requests, investment information, documentation and money to PNC Advantage Funds on time, as further described under "General Information Regarding Purchases and Redemptions."

•  In order for you to receive a Fund's net asset value per share ("NAV") determined on a business day when you purchase, redeem or exchange through an authorized financial intermediary, your authorized financial intermediary must receive your purchase, redemption or exchange request in good order before the time provided for your Fund in the table below in the column titled "Time of NAV Calculation/Deadline for Submission of Orders for Dividends to Begin Accruing on the Next Business Day," under the heading "General Information Regarding Purchases and Redemptions," and the authorized financial intermediary must subsequently communicate the request properly and timely to the Fund. Your financial intermediary is responsible for enforcing the minimum initial investment requirement and the ongoing minimum account requirement discussed above under "Purchasing and Redeeming Fund Shares."

•  Your financial consultant, financial intermediary or institution may charge a fee for its services in addition to the fees charged by PNC Advantage Funds. If you invest through an authorized institution, you will have to follow its procedures.

Note: If you recently purchased shares by check or through Automated Clearing House ("ACH"), you may not be able to exchange your shares until your check or ACH transmission has cleared (which may take up to 15 business days from your date of purchase). When you exchange shares, you are really selling your shares, which may subject you to tax, and buying other Fund shares.

General Information Regarding Purchases and Redemptions

Shares cannot be purchased, redeemed or exchanged on days when the Federal Reserve is closed, but otherwise you may purchase, redeem or exchange shares on any day that the NYSE is open for business ("Business Day").

A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders. A Fund seeks to make these decisions to the best of its abilities in a manner that it believes is consistent with shareholder interests. A Fund may reject, cancel or revoke the purchase on the same Business Day, or as soon thereafter as possible.

The price per share (the offering price) will be the NAV next determined after a Fund receives your purchase order in good order. In order for you to receive the next calculated NAV when you purchase through an authorized financial intermediary, your authorized financial intermediary must receive your purchase or redemption request in good order before the times given below and the authorized financial intermediary must subsequently communicate the request properly and timely to the Fund. Good order means, among other things, that your request includes complete information.

Your order must be communicated by you or your financial intermediary to the Fund's transfer agent before the earliest deadline shown below, and the payment for your order must be received by the Fund's transfer agent by the close of the Federal Reserve wire transfer system on the day your order is placed, in order for you to begin accruing dividends the same Business Day. A Fund's NAV is calculated and dividends begin to accrue as shown in the table below.

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	Time of NAV Calculation/ Deadline for Submission of Orders for Dividends to Begin Accruing on the Next Business Day	Deadline for Submission of Orders for Dividends to Begin Accruing on the Same Business Day
Institutional Government Money Market Fund	4:00 p.m. Eastern time (or close of trading on the NYSE)	By 3:30 p.m. Eastern time*
Institutional Money Market Fund	5:00 p.m. Eastern time	By 5:00 p.m. Eastern time*
Institutional Treasury Money Market Fund	4:00 p.m. Eastern time (or close of trading on the NYSE)	By 1:30 p.m. Eastern time*

*  Your order must be communicated by you or your financial intermediary to the Fund's transfer agent by this time, and the payment for your order must be received by the Fund's transfer agent by the close of the Federal Reserve wire transfer system on the day your order is placed, for you to begin accruing dividends the same Business Day.

NAV is not calculated on holidays when the NYSE is closed for trading or on days when the Federal Reserve is closed. The Funds may advance the final time by which orders to buy or sell shares must be received by the transfer agent on those days that the Securities Industry and Financial Markets Association has recommended that the bond markets close early.

How We Calculate the NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating the NAV, a Fund generally values its investment portfolio using the amortized cost method, which is described in the Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons by the Adviser, a Fund will value its portfolio at market price or fair value prices determined in good faith by the Adviser, assisted by the Fund accountant, using methods approved by the Board of Trustees.

The Statement of Additional Information contains more detailed information concerning how the Funds value their investments.

Sales Charges

There are no sales charges on the purchase of Institutional, Advisor or Service Shares.

How to Redeem Your Fund Shares

Shareholders may redeem shares by following the procedures described below. For information about the deadlines to receive the next calculated NAV and dividend accrual, please see "General Information Regarding Purchases and Redemptions."

By Telephone 1-800-364-4890	Call with your account name, number, and amount of redemption (minimum amount is $100). Redemptions will be sent to the shareholder's address or bank account on record.
Financial Intermediary

Contact your financial consultant, financial intermediary or institution to redeem your shares. Your financial consultant, financial intermediary or institution may charge a fee for its services, in addition to the fees charged by the Funds.

By Mail	For regular mail, send your request including account name, account number and amount of the redemption to the following address:
PNC Advantage Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9795
Providence, RI 02940-9795
Overnight delivery to:
PNC Advantage Funds
c/o BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581-1722

If you recently changed your address, you will not be able to redeem your shares within 30 days after the change without a signature guarantee.

Signature Guarantee

The use of a signature guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities and is for your protection as well as the Fund's.

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We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors. These include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.

To obtain the signature guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a Medallion Signature Guarantee, nor can we accept a comparison signature guarantee, a handwritten signature guarantee, or a non-Medallion Signature Guarantee stamp.

Involuntary Redemption of Your Shares

Your shares may be automatically redeemed and the account closed if the account balance falls below $100,000 as a result of redemption activity.

Receiving Your Money

If you would like the proceeds of your redemption to be sent to an address, or made payable to a payee which is different from the address or payee information we have on record, please notify PNC Advantage Funds in writing and include a Medallion Signature Guarantee from a bank or other financial institution (see "Signature Guarantee" above).

Redemption requests will be processed at the next NAV determined after the Fund receives your request in good order subject to the deadlines stated above.

Your proceeds can be wired to your bank account or sent to you by check. Normally, we will send your redemption proceeds within seven days after we receive your request in good order. PNC Advantage Funds does not charge a fee to wire your funds; however, your institution may charge a fee.

Suspension of Your Right to Redeem Your Shares

PNC Advantage Funds may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a)  trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b)  the NYSE is closed for reasons other than customary weekend and holiday closings;

(c)  upon providing prior notification to the SEC, the Board determines that a PNC Advantage Fund's shareholders may suffer material dilution or other unfair results and decides to liquidate the Fund;

(d)  the SEC has by order permitted a Fund's suspension or postponement of redemptions;

(e)  an emergency exists, as determined by the SEC, as a result of which: (i) disposal by any of the PNC Advantage Funds of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for any of the PNC Advantage Funds to determine the fair market value of its net assets; or

(f)  permitted by applicable law.

Telephone Transactions

Purchasing and redeeming Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds' transfer agent has certain safeguards and procedures to confirm the authenticity of instructions, neither the Funds nor their transfer agent are responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Funds' transfer agent over the telephone, you will generally bear the risk of any loss.

Customer Identification Program

Federal regulations require the Funds to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, your Social Security number, employer identification number (if applicable) or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by the Funds. To the extent permitted by applicable law, the Funds reserve the right to place limits on transactions in your account until your identity is verified.

General Information Regarding Short-Term Trading

The PNC Advantage Funds operate as money market funds and generally do not seek to detect short-term trading, but reserve the right to do so when the Board deems appropriate.

Short-term trading in other PNC-sponsored funds other than the PNC Advantage Funds creates transaction costs that are borne by all shareholders in those funds and disrupts the orderly management of those funds' portfolio investments. The Board has adopted procedures that impose limits on such exchanges to discourage excessive short-term trading by shareholders.

There is no guarantee that the PNC-sponsored funds or their agents will be able to detect frequent trading activity, identify

19

the shareholders engaged in such activity, or, if it is detected, prevent its recurrence. The ability of those Funds and their agents to monitor trades that are placed through omnibus or other nominee accounts, where the holdings of multiple shareholders are aggregated, is limited. With respect to suspected market timing by investors who acquire shares through omnibus accounts at financial intermediaries (such as investment advisers, broker-dealers, third-party administrators and insurance companies), different purchase and exchange limitations may apply. These limitations may be more or less restrictive than those imposed on direct and fully disclosed accounts. Investors who hold such fund shares through a financial intermediary are advised to consult the intermediary to determine what purchase and exchange limitations apply to their accounts.

SHAREHOLDER SERVICES PLANS

Each Fund has adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Advisor and Service Shares of a Fund. Such services include, but are not limited to, processing purchase and redemption orders, processing dividend payments and maintaining customer account records. Each Fund may pay these institutions up to 0.10% and 0.25% of the average daily net assets attributable to Advisor and Service Shares, respectively, for these shareholder services. The Funds suspended payment of shareholder service fees effective January 1, 2010. This suspension is voluntary and may be lifted at any time.

DIVIDENDS AND TAX ASPECTS OF INVESTING IN THE FUNDS

Each Fund accrues its net investment income daily and distributes it monthly. Each Fund makes distributions of net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the income dividend and/or capital gain distribution.

You will receive income dividends and capital gains distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options by notifying the transfer agent in writing prior to the date of the distribution. Your election will be effective as soon as your written notice is processed.

The following is a summary of certain United States federal income tax considerations generally applicable to investments in the Funds under current law, which is subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Each Fund intends to qualify and be treated each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund's failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Federal Taxes

Each Fund intends to distribute each year all or substantially all of its net investment income and capital gains, if any. Fund distributions and gains from the sale of investments that the Fund owned for one year or less will generally be taxable to you as ordinary income. See the Statement of Additional Information for additional information regarding distributions of capital gains. You will be subject to income tax on Fund distributions in the manner described herein, regardless of whether they are paid in cash or reinvested in additional shares.

A 3.8% Medicare contribution tax will be imposed on the "net investment income" of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any distributions of net capital gains, and net gains recognized on the sale, redemption or exchange of shares of a Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

Upon the effectiveness of the floating NAV amendments in October 2016, discussed above, shareholders of a Fund that is subject to the floating NAV amendments may recognize taxable gain or loss upon the sale, exchange or redemption of their Fund shares.

Backup Withholding

A Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable distributions or gross proceeds realized upon the redemption of Fund shares payable to shareholders who fail to provide to the Fund a correct tax payer identification number in the manner required, who have under-reported dividend or interest income, or, who fail to certify to the Fund that they are not subject to backup withholding. The backup withholding rate is 28%.

IRAs and Other Tax-Advantaged Accounts

Fund distributions on, and sales, exchanges and redemptions of, shares held through a tax-advantaged retirement account, such as an IRA or other tax-qualified plan, will not be currently taxable. Special tax rules apply to investments through such accounts. You should consult your tax advisor regarding the tax treatment of distributions from such a tax-advantaged account.

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U.S. Federal Tax Treatment of Foreign Shareholders

Investors that are not U.S. citizens or residents should consult their own tax advisors regarding the U.S. and non-U.S. tax consequences of an investment in a Fund.

State and Local Taxes

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. It is anticipated that a significant percentage of the distributions by Institutional Government Money Market Fund and Institutional Treasury Money Market Fund each year will be attributable to interest on U.S. government securities, but there is no assurance that this will be the case inasmuch as some categories of securities in which Institutional Government Money Market Fund invests do not qualify as U.S. government securities for these tax purposes.

You should consult your tax adviser regarding the tax status of distributions in your state and locality.

More information about taxes is in the Statement of Additional Information.

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FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Institutional and Advisor Shares for each Fund and the Service Shares of Institutional Government Money Market Fund and Institutional Treasury Money Market Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's or share class' operations. All per share information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The financial highlights have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm,

whose report, along with each Fund's financial statements, including any Notes to Financial Statements referenced in these financial highlights, is included in the annual report dated May 31, 2014 and is incorporated by reference into the Statement of Additional Information.

No financial highlights are presented for the Service Shares of the Institutional Money Market Fund because such Shares held net assets of $10 representing initial seed capital as of May 31, 2014.

You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-364-4890.

Selected Per Share Data and Ratios For the Years Ended May 31,

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

	Institutional Shares							Advisor Shares						Service Shares
	2014	2013		2012	2011		2010[1]	2014	2013		2012	2011[2]		2014[3]
Net Asset Value, Beginning of Year	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Net Investment Income†	— *	—	*	— *	—	*	— *	— *	—	*	— *	—	*	— *
Realized and Unrealized Gain (Loss) on Investments	—	—	*	—	—	*	—	—	—	*	—	—	*	—
Total from Investment Operations	— *	—	*	— *	—	*	— *	— *	—	*	— *	—	*	— *
Dividends from Net Investment Income	— *	—	*	— *	—	*	— *	— *	—	*	— *	—	*	— *
Distributions from Net Realized Gains	—	—		—	—		—	—	—		—	—		—
Total Distributions	— *	—	*	— *	—	*	— *	— *	—	*	— *	—	*	— *
Net Asset Value, End of Year	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Total Return	0.01%	0.01%		0.02%	0.06%		0.03%	0.01%	0.01%		0.02%	0.02%		0.00%
Ratios/Supplemental Data
Net Assets End of Year (000)	$62,924	$74,759		$92,802	$61,615		$15,005	$8,526	$9,859		$1,242	$179		$—
Ratio of Expenses to Average Net Assets	0.07%	0.16%		0.11%	0.10%		0.10%	0.07%	0.15%		0.09%	0.08%		0.07%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.01%		0.01%	0.05%		0.05%	0.01%	0.01%		0.01%	0.05%		0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.32%	0.34%		0.31%	0.53%		0.61%	0.32%	0.36%		0.28%	0.47%		0.31%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.24)%	(0.17)%		(0.19)%	(0.38)%		(0.45)%	(0.24)%	(0.20)%		(0.18)%	(0.34)%		(0.23)%

*  Amount represents less than $0.005 per share.

†  Per share data calculated using average shares outstanding method.

1  Commenced operations on October 1, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.

2  Advisor Shares were first sold (excluding seed capital of $10) on January 28, 2011. All ratios for the period have been annualized. Total return for the period has not been annualized.

3  Service Shares were first sold (excluding seed capital of $10) on February 4, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.

22

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios For the Years Ended May 31,

INSTITUTIONAL MONEY MARKET FUND1

	Institutional Shares									Advisor Shares
	2014	2013		2012		2011		2010[2]		2014	2013		2012		2011		2010[2]
Net Asset Value, Beginning of Year	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Net Investment Income†	— *	—	*	—	*	—	*	—	*	— *	—	*	—	*	—	*	—	*
Realized and Unrealized Gain (Loss) on Investments	—	—	*	—	*	—	*	—	*	—	—	*	—	*	—	*	—	*
Total from Investment Operations	— *	—	*	—	*	—	*	—	*	— *	—	*	—	*	—	*	—	*
Dividends from Net Investment Income	— *	—	*	—	*	—	*	—	*	— *	—	*	—	*	—	*	—	*
Distributions from Net Realized Gains	—	—		—		—		—		—	—		—		—		—
Total Distributions	— *	—	*	—	*	—	*	—	*	— *	—	*	—	*	—	*	—	*
Net Asset Value, End of Year	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total Return	0.05%	0.05%		0.05%		0.07%		0.12%		0.05%	0.05%		0.05%		0.07%		0.10%
Ratios/Supplemental Data
Net Assets End of Year (000)	$907,578	$634,083		$834,099		$932,972		$864,478		$281,866	$218,202		$119,508		$145,296		$35,123
Ratio of Expenses to Average Net Assets	0.10%	0.16%		0.14%		0.19%		0.19%		0.10%	0.16%		0.14%		0.19%		0.21%
Ratio of Net Investment Income to Average Net Assets	0.05%	0.05%		0.05%		0.06%		0.14%		0.05%	0.05%		0.05%		0.06%		0.10%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.22%	0.23%		0.22%		0.22%		0.22%		0.22%	0.23%		0.22%		0.22%		0.26%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.07)%	(0.02)%		(0.03)%		0.03%		0.11%		(0.07)%	(0.02)%		(0.03)%		0.02%		0.05%

*  Amount represents less than $0.005 per share.

†  Per share data calculated using average shares outstanding method.

1  At May 31, 2014, net assets of the Service Shares amounted to $10, representing initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.

2  The Board of Trustees approved the participation by the Institutional Money Market Fund (the "Fund") in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, the Fund paid participation fees of 0.03% for the period December 19, 2008 through September 18, 2009 based on the net asset value of the Fund as of September 19, 2008.

23

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios For the Years Ended May 31,

INSTITUTIONAL TREASURY MONEY MARKET FUND

	Institutional Shares								Advisor Shares						Service Shares
	2014	2013		2012	2011		2010[1]		2014	2013		2012	2011[2]		2014	2013		2012	2011[3]
Net Asset Value, Beginning of Year	$1.00	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Net Investment Income†	— *	—	*	— *	—	*	—	*	— *	—	*	— *	—	*	— *	—	*	— *	—	*
Realized and Unrealized Gain (Loss) on Investments	—	—	*	—	—	*	—	*	—	—	*	—	—	*	—	—	*	—	—	*
Total from Investment Operations	— *	—	*	— *	—	*	—	*	— *	—	*	— *	—	*	— *	—	*	— *	—	*
Dividends from Net Investment Income	— *	—	*	— *	—	*	—	*	— *	—	*	— *	—	*	— *	—	*	— *	—	*
Distributions from Net Realized Gains	—	—		—	—		—		—	—		—	—		—	—		—	—
Total Distributions	— *	—	*	— *	—	*	—	*	— *	—	*	— *	—	*	— *	—	*	— *	—	*
Net Asset Value, End of Year	$1.00	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Total Return	0.01%	0.01%		0.01%	0.03%		0.01%		0.01%	0.01%		0.01%	0.00%		0.01%	0.01%		0.01%	0.03%
Ratios/Supplemental Data
Net Assets End of Year (000)	$174,871	$115,062		$111,735	$36,398		$15,090		$10,980	$8,412		$3,619	$2,547		$1,601	$2,711		$11,149	$4,192
Ratio of Expenses to Average Net Assets	0.05%	0.12%		0.08%	0.10%		0.08%		0.05%	0.13%		0.07%	0.07%		0.05%	0.14%		0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.01%		0.01%	0.01%		0.01%		0.01%	0.01%		0.01%	0.01%		0.01%	0.01%		0.01%	0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.26%	0.28%		0.30%	0.49%		0.61%		0.27%	0.29%		0.32%	0.53%		0.27%	0.29%		0.31%	0.60%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.20)%	(0.15)%		(0.21)%	(0.38)%		(0.52)%		(0.21)%	(0.15)%		(0.24)%	(0.45)%		(0.21)%	(0.14)%		(0.21)%	(0.50)%

*  Amount represents less than $0.005 per share.

†  Per share data calculated using average shares outstanding method.

1  Commenced operations on October 1, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.

2  Advisor Shares were first sold (excluding seed capital of $10) on March 16, 2011. All ratios for the period have been annualized. Total return for the period has not been annualized.

3  Service Shares were first sold (excluding seed capital of $10) on October 29, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.

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Investment Adviser

PNC Capital Advisors, LLC
One East Pratt Street, 5th Floor
Baltimore, MD 21201

Underwriter

PNC Funds Distributor, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600

For more information about the Funds, please ask for:

Statement of Additional Information (SAI)

The SAI, as it may be amended or supplemented from time to time, includes more detailed information about PNC Advantage Funds and is available, free of charge, on the Funds' website. The SAI is on file with the SEC and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

The Annual and Semi-Annual reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance during the last fiscal year. The reports also contain detailed financial information about the Funds and are available, free of charge, on the Funds' website.

To Obtain More Information:

By Internet:
pncfunds.com

By Telephone:

Call 1-800-364-4890

By Mail:

PNC Advantage Funds
c/o BNY Mellon Investment Servicing
P.O. Box 9795
Providence, RI 02940-9795

From the SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about PNC Advantage Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by emailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-1520

PNC Advantage Funds' Investment Company
Act registration number is 811-07850

ADV-PS-021-0914

PNC Advantage Funds

Statement of Additional Information

September 29, 2014

Institutional Government Money Market Fund - Institutional Shares (PAVXX)

Institutional Government Money Market Fund - Advisor Shares (PADXX)

Institutional Government Money Market Fund - Service Shares (PAUXX)

Institutional Money Market Fund - Institutional Shares (PABXX)

Institutional Money Market Fund - Advisor Shares (PAAXX)

Institutional Money Market Fund - Service Shares (PAHXX)

Institutional Treasury Money Market Fund - Institutional Shares (PAIXX)

Institutional Treasury Money Market Fund - Advisor Shares (PAYXX)

Institutional Treasury Money Market Fund - Service Shares (PAEXX)

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the current Prospectus listed below for the above investment portfolios (each, a “Fund,” collectively, the “Funds”) of PNC Advantage Funds as may be amended or supplemented from time to time.  This SAI is incorporated by reference in its entirety into the Prospectus.  The Prospectus and PNC Advantage Funds’ annual report to shareholders dated May 31, 2014 (the “2014 Annual Report”) may be obtained without charge, upon request, by calling or writing PNC Advantage Funds at 1-800-364-4890, 760 Moore Road, King of Prussia, Pennsylvania 19406.

Current Prospectus

Prospectus dated September 29, 2014 for Institutional Shares, Advisor Shares and Service Shares of the Institutional Government Money Market Fund, the Institutional Money Market Fund and the Institutional Treasury Money Market Fund.

FINANCIAL STATEMENTS

PNC Advantage Funds’ audited financial statements, including the notes thereto, and the report thereon of Deloitte & Touche LLP, PNC Advantage Funds’ Independent Registered Public Accounting Firm, included in the 2014 Annual Report are incorporated by reference into this SAI.  No other parts of the 2014 Annual Report are incorporated by reference.

STATEMENT OF ADDITIONAL INFORMATION

This SAI should be read in conjunction with the Prospectus for the Funds listed on the cover page of this SAI.  The information contained in this SAI expands upon matters discussed in the Prospectus.  No investment in shares of a Fund should be made without first reading the Prospectus for the Funds.

PNC Advantage Funds (the “Trust”) which was known as “Allegiant Advantage Funds” for the period December 31, 2009 to February 8, 2010, is a Delaware statutory trust that is the successor in interest to a Massachusetts business trust organized on May 18, 1993.  From June 13, 2005 to December 30, 2009, the Trust was known as “Allegiant Advantage Fund.”  For the period May 1, 2000 to June 13, 2005, the Trust was known as “The Armada Advantage Fund.”  Prior to May 1, 2000, the Trust was named “The Parkstone Advantage Fund.”  The Trust is an open-end management investment company which currently offers three diversified investment portfolios called Institutional Government Money Market Fund, Institutional Money Market Fund and Institutional Treasury Money Market Fund (each a “Fund,” and collectively the “Funds”).  The Trust changed its fiscal year end from December 31 to May 31 effective with the 2005 fiscal year end.

The Trust previously offered shares of five funds: the Equity Growth Fund, International Equity Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Bond Fund.  These five funds were liquidated on December 4, 2003 after shareholders of each fund approved the liquidation at a Special Meeting of Shareholders held on November 24, 2003.

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value in three classes of shares. The Institutional Shares, Advisor Shares, and Service Shares of the Institutional Government Money Market Fund commenced operations on October 1, 2009, January 28, 2011 and February 4, 2014, respectively. The Institutional Shares and Advisor Shares of the Institutional Money Market Fund commenced operations on October 28, 2004 and November 19, 2004, respectively. The Service Shares of the Institutional Money Market Fund have not commenced operations. The Institutional Shares, Advisor Shares and Service Shares of the Institutional Treasury Money Market Fund commenced operations on October 1, 2009, March 16, 2011 and October 29, 2010, respectively.

ADDITIONAL INFORMATION FOR THE FUNDS

Additional Information on Fund Management

Further information on the management strategies, techniques, policies and related matters concerning PNC Capital Advisors, LLC, the investment adviser to the Funds, may be included from time to time in advertisements, sales literature, communications to shareholders and other materials.

The Advisory Agreement between the Trust and PNC Capital Advisors, LLC (the “Adviser”) became effective as of January 4, 2010.  Prior to September 29, 2009, Allegiant Asset Management Company (“Allegiant”) served as investment adviser of the Funds.  On September 29, 2009, Allegiant merged with PNC Capital Advisors, Inc., its affiliate, to form the Adviser (the “Merger”).  The Adviser is an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”).  PNC acquired Allegiant through the merger of National City Corporation and PNC on December 31, 2008 and subsequently consolidated the institutional and mutual fund investment advisory operations of PNC Capital Advisors, Inc. and Allegiant to form the Adviser.

Additional Information about the Funds

The following information supplements, and should be read in conjunction with, the principal strategies and risk disclosures for the Funds in the Prospectus.

The Funds may not engage in reverse repurchase transactions or lend their portfolio securities.

The Funds are currently rated by Standard & Poor’s Rating Group (“S&P”) and approved by the National Association of Insurance Commissioners (“NAIC”).

Each Fund may hold cash pending investment and may hold up to 100% of its assets in cash and/or short term obligations issued or guaranteed by the U.S. government, including, but not limited to, Treasury bills, notes, bonds and certificates of indebtedness, as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government for temporary defensive purposes.  These investments may prevent a Fund from meeting its investment objective.

Disclosure of Portfolio Holdings

In accordance with the Trust’s policies and procedures, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) is responsible for dissemination of information about the Funds’ portfolio securities.  The Trust, its co-administrators (the Adviser and BNY Mellon Investment Servicing, together the “Co-Administrators”) and Adviser (together, with the Co-Administrators, the “Service Providers”) may only disclose information concerning securities held in the Trust’s portfolios under the following circumstances:

(i)                                     Within five business days following the end of each calendar month, BNY Mellon Investment Servicing shall post the securities held by each Fund as of the most recent month end, together with each security’s percentage of total net assets of the portfolios on the Trust’s website.

(ii)                                  As required by the federal securities laws, including the Investment Company Act of 1940 (the “1940 Act”), the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR, N-Q and N-MFP or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

Each of the Trust’s Service Providers is required to keep the Funds’ portfolio information confidential either pursuant to its agreement with the Trust or because of the nature of its relationship to the Trust.  In the event that the Trust or a Service Provider discloses the Trust’s portfolio securities holdings to a selected third party for a legitimate business purpose, such third party shall be required to keep the information confidential in accordance with a confidentiality agreement and shall not trade on such information.

Neither the Trust, a Service Provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Trust’s portfolio securities.

With respect to the monthly disclosure of portfolio holdings on the Trust’s website, as previously discussed, BNY Mellon Investment Servicing is authorized to prepare and post to the Trust’s website its portfolio holdings and is also responsible for routine portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust, or disclosure to a rating or ranking organization.  BNY Mellon Investment Servicing may provide the Trust’s portfolio securities holdings to any individual or entity, including ratings and rankings organizations, at the same time it is filed with the Securities and Exchange Commission (“SEC”) or one day after the information is provided on the Trust’s website.

BNY Mellon Investment Servicing may disclose the Trust’s non-public portfolio securities holdings (holdings not yet filed with the SEC or provided on the Trust’s website) as part of the normal investment activities of the Trust to the following third-party service providers that, by explicit agreement or by virtue of their respective duties to the Trust, are required to maintain the confidentiality of the information disclosed:  the investment adviser; sub-advisers; underwriter; co-administrators; independent auditors; proxy voting agent (ISS); fund accountants; pricing agents (Interactive Data Pricing and Reference Data, Inc., Thomson Reuters Markets, LLC and Bloomberg L.P.); custodians; securities lending agent (Brown Brothers Harriman & Co.); counsel to the Fund or the non-interested trustees; regulatory authorities; stock exchanges and other listing organizations; and parties to litigation.

BNY Mellon Investment Servicing, as authorized by the Trust’s President, Vice President, Treasurer, Chief Compliance Officer (“CCO”) or the Adviser’s President, may also disclose the Trust’s non-public securities holdings to non-service provider third parties and third-party service providers for legitimate business purposes including, but not limited to, disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Adviser; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties; disclosure to a rating or ranking organization; or disclosure of investment models that mirror a portfolio’s holdings to investment professionals in a one-on-one context if such model disclosure is subject to trade rotation with the applicable portfolio it mirrors.  Such non-service provider third parties and third-party service providers must enter into a written agreement in a form acceptable to the Trust and its counsel in which the third party agrees to: (a) limit the use of the non-public portfolio securities holdings to the approved “legitimate business purpose;” (b) keep the non-public portfolio securities holdings confidential; and (c) provide that employees of the third party shall not trade based upon that information in accounts in which they have a beneficial interest.

In order to ensure that the disclosure of the Trust’s portfolio securities is in the best interests of the Trust’s shareholders and to avoid any potential or actual conflicts of interest with BNY Mellon Investment Servicing, the Adviser, the Trust’s principal underwriter or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of the Trust’s portfolio securities for any non-routine but legitimate business purposes shall be approved by the Trust’s President, Vice President, Treasurer, CCO, or the Adviser’s President in advance of such disclosure.  This requirement shall not apply to the disclosure of the Trust’s portfolio securities to the Trust’s existing service providers of auditing, custody, proxy voting and other services to the Trust in connection with the provision of their services to the Trust, or as otherwise provided herein.

The Board of Trustees (“the Board”) shall receive quarterly reports stating whether disclosures were made concerning the Trust’s portfolio holdings in contravention of its policies and procedures during the previous quarter, and if so, such report shall describe to whom and under what circumstance such disclosures were made.

In its capacity as investment adviser to the Funds, the Adviser and its personnel will have access to detailed, real-time information regarding the Funds’ portfolio holdings.  The Adviser also acts as investment adviser to the PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund, PNC Target 2050 Fund and PNC Retirement Income Fund (the “Target Date Funds”) that may invest in the Funds as a matter of their principal investment strategies or otherwise.  Although the Adviser and some or all of its investment personnel will have knowledge of each Fund’s portfolio holdings, including information that may not be available to the public, the Adviser generally makes investment decisions regarding the Target Date Funds’ investments based on long-term considerations using principles of asset allocation.  Additionally, the Adviser’s personnel are subject to policies and procedures that are designed to prevent the misuse of material non public information.

RISK CONSIDERATIONS

The following risk considerations relate to investment practices undertaken by the Trust. Generally, since shares of a Fund represent an investment in securities with fluctuating market prices, shareholders should understand that the value of their Fund shares will vary as the value of each Fund’s portfolio securities increases or decreases. Therefore, the value of an investment in a Fund could go down as well as up. You can lose money by investing in a Fund. There is no guarantee of successful performance, that a Fund’s objective can be achieved or that an investment in a Fund will achieve a positive return. An investment in a Fund should be considered as a means of diversifying an investment portfolio and may not by itself represent a balanced investment program.

Prospective investors should consider the following risks. Because the following is a combined description of the risks associated with investing in the Funds, your Fund may not be subject to certain of the risks described below. Please see your Fund’s Prospectus and this Statement of Additional Information for more information on the principal risks and investment strategies associated with your Fund.

Credit/Counterparty Risk.  The values of debt securities or other instruments may be affected by the ability of issuers or the respective counterparties to make principal and interest payments or otherwise meet their obligations to a Fund.  If an issuer cannot or will not meet its payment obligations or if its credit rating is lowered or its financial situation deteriorates, the values of its debt securities or other instruments may fall.  Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources.  No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Counterparty risk may be a greater risk for swaps and other over-the counter derivatives than it is for exchange-traded derivatives.

Derivatives Risk. Derivative instruments include, but are not limited to, options, swaps, forward currency contracts, futures and options on futures. Derivatives are financial instruments whose values depend upon, or are derived from, the value of a reference asset, such as one or more underlying assets, indexes or currencies. A small investment in derivatives could have a potentially large impact on a Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the reference asset. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by a Fund and the value of the reference asset. The successful use of derivatives requires sophisticated management, and to the extent that derivatives are used, a Fund will depend on the Adviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Generally speaking, some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to a Fund, as even a small investment in derivatives can have a significant impact on a Fund’s exposure to, among other things, securities’ market values, interest rates or currency exchange rates. A Fund’s use of derivatives may also affect the amount, timing and/or character of distributions payable to, and thus taxes payable by, shareholders. If a Fund enters into a derivatives transaction as a substitute for taking a position in an underlying asset, the Fund is subject to the risk that the derivatives transaction may not provide a return that corresponds with the reference asset.  Derivatives are also subject to operations risk, which is the risk that loss will occur as a result of inadequate systems and controls, human error, or otherwise.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a Fund’s derivatives positions at any time. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations to a Fund.

If a Fund sells protection on credit default swaps relating to debt securities, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt security to the counterparty in the event of a default by a third party, the debt security issuer, or the debt security. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default had occurred. If no default occurred, the Fund would keep the stream of payments. Writing credit default swaps effectively adds leverage to a Fund’s portfolio because, in addition to its net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Emerging Markets Risk. The risk of investing in issuers located in or tied economically to emerging markets includes all of the risks of investing in foreign markets, generally to a greater extent. Those risks may include: greater fluctuations in market values and currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which a Fund may be exposed; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; lower levels of liquidity; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); greater risk of issues with share registration and safe custody; unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; and difficulties in obtaining and/or enforcing legal judgments.

Foreign (Non-U.S.) Investment Risk.  Investments in securities of foreign companies, including foreign banks or foreign branches of U.S. banks, or governments can be more volatile than investments in U.S. companies or governments.  Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries, or may at times subject such foreign countries to sanctions from the U.S. government, other foreign governments and/or international institutions that could negatively affect a Fund’s investments in issuers located in, doing business in or with assets in such foreign countries.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.  In addition, the values of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments.  Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.  In some foreign markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it may not have in the U.S. with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. In addition, financial institutions serving as custodians in foreign jurisdictions may be less financially stable and/or have less effective controls than financial institutions operating as custodians in the U.S. Investment in sovereign debt obligations by a Fund involves risks not present in debt obligations of corporate issuers.  The issuer of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default.  Periods of economic uncertainty may result in volatility of market prices of sovereign debt and, in turn, a Fund’s net asset value (“NAV”), to a greater extent than the volatility inherent in debt obligations of U.S. issuers.  Some foreign governments levy withholding or other taxes against dividend and interest income or upon the disposition of foreign securities.  Although in some countries a portion of these taxes is recoverable, the unrecovered portion will reduce a Fund’s yield on such securities.

Government Securities Risk. Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may negatively impact the price of such securities held by the Fund.

Interest Rate Risk.  The value of a debt security typically changes in the opposite direction from a change in interest rates.  When interest rates go up, the value of a debt security typically goes down.  When interest rates go down, the value of a debt security typically goes up.  Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates. The dividend yield paid by the Funds will vary with, among other things, changes in short term interest rates.  The Funds’ yields could decline due to falling interest rates. Interest rate risk may be heightened when interest rates are below or significantly below historical averages.

Issuer Risk. The value of a Fund’s investments may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, in addition to the historical and prospective earnings of the issuer and the value of its assets.

Large Shareholder Risk.  A Fund may experience large redemptions or investments due to transactions in Fund shares by funds of funds, other large shareholders or similarly managed accounts, including funds or accounts advised or sponsored by the Adviser.  While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a Fund’s performance.  In the event of such redemptions or investments, a Fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so.  Such transactions may increase a Fund’s brokerage and/or other transaction costs.  In addition, when funds of funds or other investors own a substantial portion of a Fund’s shares, a large redemption by a fund of funds could cause actual expenses to increase, or could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.  Redemptions of a Fund’s shares could also accelerate the realization of taxable capital gains in the Fund if sales of securities result in capital gains.  The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the Fund’s shares.  In addition, a conflict of interest may exist for the Adviser when determining whether certain funds the Adviser advises will invest (or remain invested) in certain other funds, including the Funds, for example because the Adviser may receive a higher asset-based fee for managing a fund than it does for managing other funds.  The Adviser may try to minimize these potential adverse effects, although there can be no assurance that such actions will be taken or successful.  The Adviser generally seeks to act in each Fund’s best interests, but, in doing so, its investment decisions or other decisions may adversely affect other Funds.

Management Risk. The Funds are subject to management risk because they are actively managed. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the Adviser in managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.

Market Risk. Market risk is the risk that securities prices will fall over short or extended periods of time. Historically, the securities markets have moved in cycles, and the value of a Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. Each Fund is subject to the risk that the asset class(es) in which it invests primarily may underperform the asset class(es) in which it does not invest primarily.

Geopolitical and other events may disrupt markets and adversely affect global economies.  The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively impact the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Risk Considerations” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

The United States and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. For example, in recent periods, governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates, such as by purchasing bonds. Steps by those regulators, including, for example, steps to curtail or taper such activities, could have a material adverse effect on prices for a Fund’s portfolio of investments and on the management of the Funds. The withdrawal of support, failure of efforts in response to a financial crisis, or investor perception that those efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of certain securities. Securities markets may, in response to governmental intervention, economic or market developments, or other factors, experience periods of high volatility and reduced liquidity.  During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.  Securities may be difficult to value during such periods.

Money Market Fund Risk.  There can be no assurance that a money market fund will maintain a $1.00 per share NAV at all times.  Factors that could adversely affect the value of a money market fund’s shares, include, among others, a sharp rise in interest rates, an illiquid market for the securities held by the money market fund, a high volume of redemption activity in a fund’s shares, and a credit event or credit rating downgrade affecting one or more of the issuers of securities held by the fund.  In addition, the failure of even an unrelated money market fund to maintain a stable NAV could create a widespread risk of increased redemption pressures on all money market funds, including the PNC money market funds, potentially jeopardizing the stability of their NAVs. Certain other money market funds have in the past failed to maintain stable NAVs, and there can be no assurance that such failures and resulting redemption pressures will not impact the PNC money market funds in the future.  A decline in interest rates can reduce a money market fund’s yield even if a Fund is able to maintain a $1.00 per share NAV.  The Adviser and its affiliates are under no obligation to support the share price or yield of the PNC money market funds.

In July 2014, the Securities and Exchange Commission (“SEC”) adopted amendments to its rules governing the operation of money market funds. The new rules will require, among other things, certain money market funds to cease using the amortized cost method to value their shares and to cause transactions in shares of these funds to be effected using the fund’s NAV per share calculated out to the fourth decimal point (e.g. $1.0000 instead of $1.00) (together, such amendments the “floating NAV amendments”).  The floating NAV amendments are intended to cause the values of shares of affected funds to float (i.e., change) over time with the market values of the fund’s portfolio securities.  Certain funds, such as those that only offer their shares to natural persons and those that invest almost exclusively in cash, obligations of the U.S. government, and repurchase agreements collateralized by obligations of the U.S. government, are not subject to the floating NAV amendments.

The SEC also adopted amendments that would permit the board of trustees of a money market fund to impose a liquidity fee of up to 2% of a shareholder’s redemption request (any such fee a “temporary liquidity fee”) and/or suspend redemptions for a period of up to ten days in certain circumstances.  The rule amendments require the imposition of a temporary liquidity fee whenever 90% or more of a money market fund’s portfolio is comprised of assets that are other than cash, direct obligations of the U.S. government or securities that convert into cash within one week, unless the fund’s board of trustees determines that such a fee is not in the fund’s best interests (such provision, the “required temporary liquidity fee provision”).

The amendments described above are expected to become effective on October 2016.  The Adviser and the Board are in the process of evaluating the rule amendments. The Adviser does not expect at this time that the floating NAV amendments and the required temporary liquidity fee provision will apply to PNC Advantage Institutional Government Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund.  The Adviser may propose, and the Board may consider, certain strategic alternatives that may limit the application of the floating NAV amendments and the required temporary liquidity fee provision to other PNC money market funds, but there can be no assurance that your investment in one or more of the PNC money market funds will not be adversely affected by the amendments described above or by additional reforms to money market regulation that may be adopted by the SEC or other regulatory authorities.

The SEC has proposed a number of additional amendments to the regulations governing money market funds.  Those proposed amendments include the removal of references to ratings provided by NRSROs within the portions of the regulations that define the universe of eligible investments for money market funds.  The SEC has proposed that each money market fund’s universe of eligible investments be limited to securities that the fund’s board of directors (or the board’s delegate) determines present minimal credit risks, which determination includes a finding that the security’s issuer has an exceptionally strong capacity to meet its short-term obligations.  Although the SEC has stated that the proposed amendments are designed to preserve the current degree of risk limitation in the regulations governing the operation of money market funds, there can be no assurances that, if adopted, the proposed amendments will not adversely affect the operations of, performance of, or market for, money market funds, including the PNC money market funds.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed-rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Municipal Securities Risk. Municipal bonds are investments of any maturity issued by states, public authorities or political subdivisions to raise money for public purposes. There is generally less public information available for municipal securities compared to corporate equities or bonds, and the investment performance of a Fund holding municipal bonds may therefore be more dependent on the analytical abilities of the Fund’s portfolio manager(s) and the Adviser’s analysts. Certain municipal securities are general obligations of a state or other government entity supported by its taxing powers. These general obligations are typically payable from the issuer’s general unrestricted revenues, although payment may depend upon government appropriation or aid from other government entities. Other municipal securities are special revenue obligations, which are payable from revenue earned by a particular project or other revenue source. Investors can look only to the revenue generated by the project or the operator of the project for payment of interest and principal, rather than the credit of the state or local government authority issuing the bonds. Special revenue obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue. A Fund may make significant investments in a single issue or a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a Fund’s shares to change more than the value of shares of funds that invest more broadly.

The values of municipal bonds may rise or fall in response to a number of factors affecting their issuers, including political or fiscal events, legislative changes, and the enforceability of rights of municipal bond holders. Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund’s investments.

The values of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than other fixed income securities. In addition, the municipal securities held by a Fund may fail to meet certain legal requirements which allow interest distributed from such securities to be tax-exempt. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall or could affect the tax-exempt status of municipal securities. Certain municipal securities may be or become highly illiquid, making them difficult to value or dispose of at favorable prices. Illiquidity may be exacerbated from time to time by market or economic events. When a Fund invests a portion of its assets in bonds that are insured by private insurers, the credit standing of such a bond and/or its price will likely be affected by the credit standing of its insurer and the issuer’s ability or perceived ability to meet its obligations.  The Funds do not expect to be eligible to pass through to shareholders the tax-exempt character of interest from municipal securities.

Prepayment/Extension Risk. Certain debt obligations, such as callable bonds, may be prepaid prior to their maturity dates. Additionally, the loans collateralizing certain mortgage- and asset-backed securities may be prepaid, affecting the value of the mortgage or asset-backed securities to which they relate. The level of interest rates and other factors affect the frequency of such prepayments. In periods of rising interest rates, prepayment rates tend to decrease, which lengthens the average life of callable bonds or mortgage- and asset-backed securities. The market values of securities with longer average lives (longer maturities) tend to be subject to greater interest rate risk and their values are more volatile as a result. In periods of falling interest rates, prepayment rates tend to increase, shortening the average life of a pool of mortgage-backed securities. This leads to the risk that a Fund may lose any potential price appreciation above the bond’s call price and have to reinvest the proceeds from prepayments at lower interest rates.

Repurchase Agreement Risk. Under a repurchase agreement a Fund purchases securities from a seller who agrees to repurchase the securities sold at a mutually agreed upon time and price which is higher than the purchase price. If the seller defaults or otherwise becomes unable to honor a financial obligation, a Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced by or against the seller, there could be a delay in receiving the collateral. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Additional Information About the Funds’ Investments

The following information supplements and should be read in conjunction with, the principal strategies and risk disclosure for the Funds in the Prospectus.

The list of securities and instruments described below is not intended to be an exclusive list of securities, instruments and practices for investment.  Unless a strategy, practice or security is specifically prohibited by the investment restrictions listed in the applicable Prospectus, in the section “Investment Limitations and Restrictions” in this SAI or under applicable law, each Fund may engage in each of the strategies and invest in each of the securities and instruments listed below.  The Adviser may invest in a general category listed below and, where applicable, with particular emphasis on a certain type of security.  Investments are not limited to the categories listed below, or the securities specifically enumerated under each category.  A Fund is not required to engage in a particular transaction, or invest in any security or instrument, even if to do so might benefit the Fund.  The Adviser may invest in some securities under a given category as a primary strategy, and in other securities under the same category as a secondary strategy.  The Adviser may invest in any security that falls under the specific category, including securities that are not listed below.

Ratings Criteria

Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by S&P, Fitch Ratings, Inc. (“Fitch”), Moody’s and Dominion Bond Rating Service Limited (“DBRS”) for securities which may be held by the Funds.

Eligible Securities

Each Fund may purchase “eligible securities” (as defined by Rule 2a-7 under the 1940 Act) that present minimal credit risks as determined by the Adviser pursuant to guidelines approved by the Board.  Eligible securities generally include:  (1) securities that are rated at time of purchase by at least two unaffiliated nationally recognized statistical ratings organizations (“NRSROs”) (or the only NRSRO which has issued a rating) in the highest rating category for short term debt securities; (2) securities that have no short term rating, if the issuer has other outstanding short term obligations that are comparable in priority and security as determined by the Adviser in accordance with procedures adopted by the Board (“Comparable Obligations”) and that have been rated in accordance with (1) above; (3) securities that have no short term rating, but are determined to be of comparable quality to a security satisfying (1) or (2) above, and the issuer does not have Comparable Obligations rated by an NRSRO; and (4) securities with credit supports that meet specified rating criteria similar to the foregoing and other criteria in accordance with applicable SEC regulations.  Securities issued by a money market fund and securities issued by the U.S. government may constitute eligible securities if permitted under applicable SEC regulations and the Trust’s procedures.

Liquidity, Maturity and Quality

Each Fund must hold securities sufficiently liquid to meet reasonably foreseeable redemptions.  At least 30% of the assets of each Fund must be in cash, direct obligations of the U.S. government, and certain other government securities issued at a discount with remaining maturities of 60 days or less or securities that convert or mature into cash within five business days.  At least 10% of each Fund’s assets must be in cash, direct obligations of the U.S. Government, or securities that convert or mature into cash within one business day.

Each Fund is managed so that the average dollar-weighted maturity of all instruments held by it will not exceed 60 days and so that the weighted average life of all instruments held by it will not exceed 120 days.  In no event will a Fund purchase securities that mature more than 397 days from the date of purchase as determined under Rule 2a-7 under the 1940 Act.

While each Fund does not generally invest in “second tier securities” (as defined by Rule 2a-7, under the 1940 Act), in the event that they do so, (1) investments in second tier securities cannot exceed 3% of a Fund’s assets; (2) investments in second tier securities issued by any single issuer or conduit obliger cannot exceed ½ of 1% of a Fund’s total assets; (3) a Fund cannot invest in second tier securities that have maturities in excess of 45 days; and (4) investments in second tier securities cannot exceed 2.5% for any individual demand feature or guarantee provider.

Variable and Floating Rate Instruments

Each Fund, with the exception of the Institutional Treasury Money Market Fund, may purchase variable and floating rate obligations.  The Institutional Treasury Money Market Fund may purchase Treasury Floating Rate Notes, which are floating rate obligations issued by the U.S. Treasury. See “U.S. Treasury Obligations and Receipts” below. Variable rate securities provide for specific periodic adjustment in the interest rate; floating rate securities have interest rates that change when there is a change in a designated benchmark rate or the issuer’s credit quality.  Certain variable and floating rate obligations that are direct lending arrangements between a Fund and the issuer, may not trade in an active secondary market.  Even though there may be no active secondary market in such instruments, a Fund may demand payment of principal (subject, in some cases, to conditions) and accrued interest at a time specified in the instrument or may resell them to a third party.  Such obligations may be backed by bank letters of credit or guarantees issued by banks, other financial institutions or the U.S. government, its agencies or instrumentalities.  The quality of any letter of credit or guarantee will be rated high quality or, if unrated, will be determined to be of comparable quality by the Adviser.  In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features such as (1) put options or tender options that permit holders (sometimes subject to conditions) to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries or (2) auction rate features, remarketing provisions, or other maturity-shortening devices designed to enable the issuer to refinance or redeem outstanding debt securities (market-dependent liquidity features). The market-dependent liquidity features may not operate as intended as a result of the issuer’s declining creditworthiness, adverse market conditions, or other factors or the inability or unwillingness of a participating broker-dealer to make a secondary market for such securities. As a result, variable or floating rate securities that include market-dependent liquidity features may lose value and the holders of such securities may be required to retain them for an extended period of time or until maturity.

The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of variable and floating rate obligations and will monitor their financial status to meet payments on demand.  In determining average weighted portfolio maturity, a variable or floating rate instrument issued or guaranteed by the U.S. government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation’s next interest rate adjustment.  Other short-term variable and floating rate obligations will be deemed to have a maturity equal to the shorter of the periods remaining to the next interest rate adjustment or the demand notice period in accordance with applicable regulations or the Trust’s procedures.  Other long-term variable and floating rate obligations will be deemed to have a maturity equal to the longer of the periods remaining to the next interest rate adjustment or the demand notice period in accordance with applicable regulations or the Trust’s procedures.

Variable and floating rate obligations held by a Fund may have maturities of more than 397 days, but which are subject to interest rate resetting provisions and demand features within 397 days, to the extent permitted by Rule 2a-7 of the 1940 Act.

To the extent variable and floating rate investments are considered to be illiquid, a Fund’s investments in such instruments will be subject to limitations as described under “Illiquid Securities and Liquidity Risk.”

Guaranteed Investment Contracts

The Institutional Money Market Fund may make limited investments in Guaranteed Investment Contracts (“GICs”) issued by U.S. insurance companies.  When investing in GICs, a Fund makes cash contributions to a deposit fund or an insurance company’s general account.  The insurance company then credits to that Fund monthly a guaranteed minimum interest payment which may be based on a variable, floating or fixed rate or a fixed spread over an index, such as the London Interbank Offered Rate (“LIBOR”).  The GICs provide that this guaranteed interest will not be less than a certain minimum rate.  The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund.  GICs may provide a lower rate of return than may be available to a Fund through other types of investments the Fund is permitted to make.  A GIC is backed only by the insurance company that issued the GIC and, therefore, payments on the GIC are subject to the insurance company’s capacity to pay.  Failure of the issuing company could result in a default on a GIC.  A Fund will purchase a GIC only when the Adviser has determined, under guidelines approved by the Board, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by one or more rating agencies.  The Institutional Money Market Fund’s investments in GICs will not exceed 10% of the Fund’s net assets.  In addition, because each Fund may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments in the Fund which are not readily marketable, will not exceed 5% of the Fund’s net assets.

The term of a GIC will be one year or less.  In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

Repurchase Agreements

Securities held by each Fund may be subject to repurchase agreements.  Under the terms of a repurchase agreement, a Fund purchases securities from financial institutions such as banks and broker-dealers which the Fund’s Adviser deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities.

The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).  Repurchase agreements involve certain risks in the event of default or insolvency by the other party.  In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral.  Securities subject to repurchase agreements will be held by the Trust’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

The securities subject to repurchase agreements may bear maturities exceeding 397 days.  Each Fund may enter into repurchase agreements that provide for a notice period greater than seven days in the future, however a Fund would do so only if such investment, together with other illiquid securities, did not exceed 5% of the Fund’s total assets.

Illiquid Securities and Liquidity Risk

Each Fund will not knowingly invest more than 5% of the value of its respective total assets in securities that are illiquid.  For purposes of this SAI, an “illiquid security” is defined by the 1940 Act or the rules and regulations thereunder, as may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.  Illiquid securities would generally include securities that are not otherwise readily marketable, repurchase agreements and GICs with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933 (the “1933 Act”).

In certain circumstances it may be difficult to determine a security’s fair value due to a lack of reliable objective information.  Such instances occur where there is no established secondary market for the security or the security is lightly traded.  As a result, a Fund’s valuation of a security and the price it is actually able to obtain when it sells the security could differ.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated securities held by a Fund, especially in a thinly traded market.  Illiquid or restricted securities held by a Fund may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

Each Fund, with the exception of the Institutional Treasury Money Market Fund, may purchase securities that are not registered under the 1933 Act but that can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act.  Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security.  This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Debt Securities and Obligations

The Institutional Money Market Fund may invest in corporate debt obligations.  In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions.  Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

The Institutional Money Market Fund may also invest in other debt securities which may include: equipment lease and trust certificates; collateralized mortgage obligations; state, municipal and private activity bonds; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; securities of supranational organizations such as the World Bank; participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities such as mortgage backed securities, Certificates of Automobile Receivables (“CARS”) and Certificates of Amortizing Revolving Debts (“CARDS”); private placements; and income participation loans.  While the Funds cannot write or directly invest in options, some of the securities in which a Fund invests may have warrants or options attached.

Appreciation in the value of a debt security may result from an improvement in the credit standing of the issuer of the security or a general decline in the level of interest rates or a combination of both.  An increase in the level of interest rates generally reduces the value of the fixed rate debt instruments held by the Fund; conversely, a decline in the level of interest rates generally increases the value of such investments.  An increase in the level of interest rates may temporarily reduce the value of the floating rate debt instruments held by the Fund; conversely, a decline in the level of interest rates may temporarily increase the value of those investments.

In the event that subsequent to its purchase by the Fund, a rated security ceases to be rated or its rating is reduced below investment-grade, the Adviser will consider whether the Fund should continue to hold the security.  As new fixed income products and securities are developed, the Adviser may invest the Funds’ assets in those opportunities as well.

Mortgage- and Asset-Backed Securities

To the extent permitted by Rule 2a-7 under the 1940 Act and as is consistent with its investment objective and policies, the Institutional Money Market Fund may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets.  Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made monthly, thus in effect “passing through” monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.

The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments.  For this and other reasons, an asset-backed security’s stated maturity may be shortened, and the security’s total return may be difficult to predict precisely.  In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.  Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.  Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States.  GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development.  GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States.  FNMA is a publicly-held company owned by its shareholders that was created by an act of Congress.  Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA.  Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”).  Freddie Mac is a publicly-held company owned by its shareholders that was created pursuant to an Act of Congress.  Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank.  Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac.  Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due pursuant to its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The United States Government conservatorship of Freddie Mac and FNMA in September 2008 and its ultimate resolution may adversely affect the real estate market, the value of real estate-related assets generally and markets generally.

The Federal Housing Finance Agent (“FHFA”), as conservator or receiver of Fannie Mae and Freddie Mac, has the power to repudiate any contract entered into by FNMA or Freddie Mac prior to its appointment if it determines that performance of the contract is burdensome and repudiation of the contract promotes the orderly administration of FNMA’s or Freddie Mac’s affairs. In the event the guaranty obligations of FNMA or Freddie Mac are repudiated, the payments of interest to holders of FNMA or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or Freddie Mac without any approval, assignment or consent. If FHFA were to transfer any such guaranty obligation to another party, holders of FNMA or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating federal sponsorship of FNMA and Freddie Mac.  The Trust cannot predict what legislation, if any, may be proposed in the future in Congress with respect to such sponsorship or which proposals, if any, might be enacted. There can be no assurance that such proposals, even those that are not adopted, will not adversely affect the values of the Funds’ assets.

On March 5, 2013, the FHFA announced a plan to merge the functions of Fannie Mae and Freddie Mac into a common platform for the issuance of mortgage-related securities under a new government-sponsored entity.  As part of this proposal, Fannie Mae and Freddie Mac would be wound down and eventually eliminated.  The potential effects of the plan, if any, on the mortgage-related securities market cannot be predicted.

The yield and average life characteristics of mortgage-backed securities differ from traditional debt securities.  A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be refinanced at any time making it difficult to anticipate the security’s maturity date.  As a result, under certain prepayment scenarios, a Fund may fail to recover additional amounts paid (i.e. premiums) for securities with higher interest rates, resulting in unexpected losses; alternatively, a Fund may be forced to hold a mortgage-backed security for a longer period than anticipated at a low interest rate, forcing the Fund to forego the return of its principal when originally expected.  There can be no assurance that a Fund’s estimation of the duration of mortgage-backed securities it holds will be accurate or that the duration of such instruments will always remain within the maximum target duration.  In calculating the average weighted maturity of the Funds, the maturity of mortgage-backed securities will be based on estimates of average life.

Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors.  Like other fixed income securities, when interest rates rise, the value of mortgage-backed securities generally will decline; however, when interest rates decline, the value of mortgage-backed securities may not increase as much as that of other similar duration fixed income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.  These characteristics may result in a higher level of price volatility for these assets under certain market conditions.  In addition, while the market for mortgage-backed securities is ordinarily quite liquid, in times of financial stress the market for these securities can become restricted.

Asset backed securities are generally subject to the risks of the underlying assets.  They may be subject to depreciation, damage or loss of the collateral backing the security (if any) or failure of the collateral to generate the anticipated cash flow.  Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities.  Primarily, these securities may not have the benefit of a security interest in the underlying collateral.  Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due.  Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations.  If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.  In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables.  Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

When-Issued Securities

Each Fund may purchase securities on a “when-issued” basis (i.e., for delivery beyond the normal settlement date at a stated price and yield).  In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be attractive.  A Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

When a Fund agrees to purchase when-issued securities, the custodian may segregate cash or liquid portfolio securities equal to the amount of the commitment.  The Fund may set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitment, marked to market daily.  It is likely that a Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.  Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund’s liquidity and ability to manage its portfolio might be affected.  As an alternative to segregating assets in the manner described above, a Fund may (and normally expects to) have its custodian designate assets on its records as being held in respect of its commitment to purchase securities on a “when-issued” basis.

Money Market Instruments

Each Fund may invest in various short-term obligations such as domestic and foreign commercial paper, bankers’ acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, U.S. government securities, repurchase agreements and GICs.  Each Fund may invest in money market instruments in accordance with Rule 2a-7 under the 1940 Act and as is consistent with its investment objectives and policies.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System.  Bank obligations also include U.S. dollar-denominated bankers’ acceptances, certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks.  Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.  These bank obligations are not issued by the Federal Deposit Insurance Corporation.  A Fund may also make interest-bearing savings deposits in commercial and savings banks not in excess of 5% of its total assets.  Investment in non-negotiable time deposits is limited to no more than 5% of a Fund’s total assets at the time of purchase.

Investments in commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) must be rated at the time of purchase at least “A-1” by S&P, “Prime-1” by Moody’s, “F1” by Fitch or, if not rated, determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Board.  Investments may also include corporate notes.  In addition, each Fund may invest in Canadian Commercial Paper which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Investments in the obligations of foreign branches of U.S. banks, foreign banks and other foreign issuers may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.  Each Fund will invest in the obligations of foreign banks or foreign branches of U.S. banks only when the Adviser believes that the credit risk with respect to the instrument is minimal.

Government Securities

The Institutional Treasury Money Market Fund may only invest in direct obligations of the U.S. Treasury and investment companies that invest only in such obligations.  Each other Fund may invest in U.S. government agency obligations, examples of which include the obligations of FHLBs, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks and Maritime Administration.  Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the GNMA.  Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of Freddie Mac, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the agency or instrumentality issuing the obligation.  No assurance can be given that the U.S. government would provide ongoing or future financial support to U.S. government-

sponsored agencies or instrumentalities if it is not obligated to do so by law.  Some of these investments may be variable or floating rate instruments.  See “Variable and Floating Rate Instruments”.  The Funds will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.  Payment of the principal of fixed income securities issued by the U.S. government can be delayed because the guarantee generally only requires payment upon maturity of the securities.

Events surrounding the U.S. federal government debt ceiling and any resulting agreements could adversely affect a Fund’s ability to achieve its investment objective at any time and from time to time.  As a result of the events surrounding the 2011 debt ceiling debate, S&P downgraded its long-term sovereign debt credit on the United States from “AAA” to “AA+” on August 5, 2011.  The downgrade by S&P and other future downgrades could increase volatility in both stock and bond markets, result in higher interest rates and lower Treasury prices and increase the costs of all kinds of debt. These events and similar events in other areas of the world could have significant adverse effects on the economy generally and could result in significant adverse impacts on issuers of securities held by the Funds and the Funds themselves. The Adviser cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Funds’ portfolios. The Adviser may not timely anticipate or manage existing, new or additional risks, contingencies or developments. For those Funds that invest in U.S. government securities, the value of the Funds’ shares may be adversely affected by S&P’s downgrade or any future downgrades of the U.S. government’s credit rating.

U.S. Treasury Obligations and Receipts

Each Fund may invest in U.S. Treasury obligations consisting of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS (Separately Traded Registered Interest and Principal Securities).

The Funds may invest in separately traded interest and principal component parts of the U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank.  The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts.  The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.  Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), Liquid Yield Option Notes (“LYONs”), and Certificates of Accrual on Treasury Securities (“CATS”).  TIGRs, LYONs and CATS are interests in private proprietary accounts while TR’s are interests in accounts sponsored by the U.S. Treasury.  The private proprietary accounts underlying TIGRs, LYONs and CATS are not government guaranteed.

Securities denominated as TRs, TIGRs, LYONs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  This discount is accrued over the life of the security, and such accrual will constitute the income earned on the security for both accounting and tax purposes.  Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.  Because such investments will cause a Fund to accrue income without a corresponding receipt of cash, the Fund may have to sell other portfolio holdings in order to obtain cash to satisfy the distribution requirements for qualification as a “regulated investment company” for U.S. federal income tax purposes, even though investment considerations might otherwise make it undesirable for the Fund to sell securities at such time.

The Funds may also invest in Treasury Floating Rate Notes. Treasury Floating Rate Notes are new instruments authorized by amendments to the U.S. Treasury’s marketable securities auction rules. As with other floating rate securities, at certain intervals the interest payment on a Treasury Floating Rate Note will increase when the applicable index increases, and will decrease when the applicable index decreases. Treasury Floating Rate Notes are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these securities will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. For additional information on floating rate securities, see the section “Variable and Floating Rate Instruments” above.

Eurodollar and Yankee Obligations

Institutional Money Market Fund may invest in Eurodollar and Yankee Obligations.  Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks.  Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk.  Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks.  One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders.  Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; currency fluctuation and expropriation or nationalization of foreign issuers.  However, Eurodollar and Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Institutional Money Market Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

Derivative Instruments

Each Fund, with the exception of the Institutional Treasury Money Market Fund, may purchase certain derivative instruments.  Derivative instruments are instruments that derive value from the performance of underlying securities, interest or currency exchange rates, or indices, and include (but are not limited to) futures contracts and options. Generally speaking, some derivatives are “leveraged” and, therefore, may magnify or otherwise increase investment losses to a Fund, as even a small investment in derivatives can have a significant impact on a Fund’s exposure to, among other things, securities’ market values, interest rates or currency exchange rates.

Like all investments, derivative instruments involve several basic types of risks which must be managed in order to meet investment objectives.  The specific risks presented by derivatives include, to varying degrees, market risk in the form of underperformance of the underlying securities, exchange rates or indices; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the securities, rates or indices on which it is based, as even a small investment in derivatives can give rise to leverage risk and can have a significant impact on a Fund’s exposure to securities market values, interest rates or currency exchange rates; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying securities, rates or indices on which it is based; extension risk that the expected duration of an instrument may increase or decrease; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise.  A Fund’s use of derivatives could affect the amount, timing and/or character of distributions to, and thus taxes payable by, shareholders.  See “Additional Information Concerning Taxes.”  The Funds may decide not to employ any derivative strategies, and no assurance can be given that any strategy used will succeed.  Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a cleared derivatives transaction, a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, centrally cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide greater amounts of margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to bilateral derivatives transactions, following a period of notice to a Fund, a clearing member generally can require termination of existing cleared derivatives transactions at any time or increases in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate transactions at any time. Any increase in margin requirements or termination by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could also expose a Fund to greater credit and counterparty risk to its clearing member, because margin for cleared derivatives transactions in excess of clearing house margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all transactions submitted for clearing that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection offered by the transaction. In addition, the documentation governing the relationship between the Funds and the clearing members is developed by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, this documentation generally includes a one-way indemnity by the Funds in favor of the clearing member, indemnifying the clearing member against losses it incurs in connection with acting as the Funds’ clearing member, and the documentation typically does not give the Funds any rights to exercise remedies if the clearing member defaults or becomes insolvent.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and the central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause a number of those dealers to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing and related requirements will expose the Funds to new kinds of risks and costs.

In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized under these statutes, regulations and otherwise to take extraordinary actions in the event of market emergencies. The Funds and the Adviser have historically been eligible for exemptions from certain regulations. However, as described below, there is no assurance that the Funds and the Adviser will continue to be eligible for such exemptions.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options, futures contracts and related swaps. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if a Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Adviser and its affiliates may be aggregated for this purpose. Therefore, it is possible that the trading decisions of the Adviser may have to be modified and that positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the performance of such Fund.  The new law and the rules to be promulgated may negatively impact the Funds’ ability to meet their investment objectives either through limits or requirements imposed on the Funds or upon their counterparties. In particular, new position limits imposed on the Funds or their counterparties may impact the Funds’ ability to invest in futures, options and swaps in a manner that efficiently meets their investment objectives. New requirements, including capital and mandatory clearing, may increase the cost of the Funds’ investments and cost of doing business, which could adversely affect investors.

The Funds are operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the CFTC. Accordingly, neither the Fund nor the Adviser is subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, the Funds will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.  In the event that a Fund’s investments in commodity interests exceed a certain threshold, the Adviser may be required to register as a “commodity pool operator” and/or “commodity trading advisor” with the CFTC with respect to that Fund. The Adviser’s eligibility to claim the exclusion with respect to a Fund will be based upon, among other things, the level and scope of a Fund’s investment in commodity interests, the purposes of such investments and the manner in which the Fund holds out its use of commodity interests. The Adviser currently intends to operate each Fund in a manner that would permit the Adviser to continue to claim the exclusion under Rule 4.5, which may adversely affect the Adviser’s ability to manage the Fund and may adversely affect the Fund’s total return. In the event the Adviser becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a commodity pool operator with respect to a Fund, the Fund’s expenses may increase, adversely affecting that Fund’s total return.

Legal and Regulatory Risk

Legal, tax and regulatory changes could occur during the term of the Funds that may adversely affect the Funds.  New (or revised) laws or regulations may be imposed by the CFTC, the SEC, the Federal Reserve or other banking regulators, other U.S. or non-U.S. governmental regulatory authorities or self-regulatory organizations, including entirely new entities, that supervise the financial markets that could adversely affect the Funds.  In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States.  The Funds may also be adversely affected by more aggressive enforcement of, and changes in the enforcement or interpretation of, existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations.  The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies.

In July 2010, the U.S. Congress enacted the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”), which includes provisions for new regulation of registered investment companies and financial institutions.  Because the legislation leaves much to rule making, its ultimate impact remains unclear.

More generally, the regulation of mutual funds and financial institutions is an evolving area of law and is subject to modification by government and judicial action.  Subject to certain conditions and restrictions, U.S. banking law currently permits a banking entity, such as PNC (as well as certain of its affiliates), to acquire or retain an ownership interest in mutual funds, or to sponsor mutual funds.  On December 10, 2013, five federal banking and financing regulatory agencies issued final rules implementing a provision of the Dodd-Frank Act that is commonly referred to as the “Volcker Rule.”  Among other things, the Volcker Rule prohibits banking entities from owning and sponsoring hedge funds and private equity funds, referred to as “covered funds.”  Under the Volcker Rule, the definition of covered funds encompasses any issuer that would be an investment company under the 1940 Act if it were not otherwise excluded by two provisions of the 1940 Act, section 3(c)(1) or 3(c)(7). However, the Volcker Rule excludes from the definition of covered funds certain entities with more general corporate purposes such as wholly-owned subsidiaries, joint ventures, and acquisition vehicles, as well as SEC-registered investment companies (such as the Funds) and business development companies.   The precise scope of this exclusion will be further refined by additional regulatory guidance.  Accordingly, the full effect of the Volcker Rule on the Funds is not fully known at this time.  The Volcker Rule is likely to have a significant impact on banking entities, such as PNC, and any covered funds in which banking entities currently invest or sponsor or in which a bank entity may be a counterparty or service provider, and may therefore have an impact on the Funds.

The Volcker Rule and/or other banking regulations may prevent the Funds from operating as intended, may restrict the activities, including the investment activities of the Funds, may prevent the Funds from pursuing their investment objectives and employing their investment strategies and may prevent the Funds from retaining sufficient seed capital to achieve scale or develop a track record.  Moreover, there may be certain investment opportunities, investment strategies or actions that the Adviser will not undertake on behalf of the Funds in view of the relationship of PNC (and its affiliates) to the Funds or PNC (and its affiliates) client or firm activities, regardless of whether (i) the Investment Adviser believes such opportunities, strategies or actions to be in the best interest of a Fund or (ii) the consent and disclosure requirements of the Investment Advisers Act of 1940 could be satisfied.  Further, the investment opportunities, investment strategies or actions of a Fund may be limited in order to comply with the Volcker Rule’s restrictions on material conflicts of interest.  A fund that is not advised by an affiliate of a banking entity, such as PNC, may not be subject to these considerations.

It is impossible to determine the extent of the impact of any new laws, regulations or initiatives that may be proposed, or whether any of the proposals will become law.  Compliance with any new laws or regulations could be more difficult and expensive and may affect the manner in which the Funds conduct business, the Funds’ investment performance and the viability of the Funds.  Furthermore, new laws or regulations may subject the Funds or some or all investors to increased taxes or other costs.

Cyber Security Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies such as the Funds and their service providers may be prone to operational and information security risks resulting from cyber-attacks. In general, cyber-attacks result from deliberate attacks but unintentional events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund or its adviser, custodians, transfer agent, and/or other third party service providers may adversely impact the Funds and their shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Funds also may incur substantial costs for cyber security risk management in order to guard against any cyber incidents in the future. While the Funds or their service providers may have established business continuity plans and systems designed to guard against such cyber-attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

Securities of Other Investment Companies

Each Fund may invest in securities issued by other investment companies that invest in high quality, short-term debt securities and that determine their NAV per share based on the amortized cost or penny-rounding method, i.e., money market funds.

As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees.  These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.  Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges.  Such charges will be payable by a Fund and, therefore, will be borne indirectly by its shareholders.  Investing in other investment companies sponsored or managed by the Adviser or affiliates of the Adviser, including other series of the Trust and the PNC Funds, involves potential conflicts of interest. For example, the Adviser or its affiliates may receive fees based on the amount of assets invested in those investment companies, which fees may be higher than the fees the Adviser receives for managing a Fund. Investment by a Fund in those other investment companies may be beneficial in the management of those other investment companies, by helping to achieve economies of scale or enhancing cash flows.

Investing in other investment companies gives rise to the same risks as the underlying securities in which the investment company invests.  Each Fund currently intends to limit its investments in registered investment companies to shares issued by money market funds pursuant to the restrictions provided in the 1940 Act.  To the extent a Target Date Fund invests in a Fund in reliance upon certain exemptive relief provided by the SEC, such other Fund will not invest in other investment companies in reliance upon Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities to purchase shares of the money market funds offered by the Trust and the PNC Funds, a separate investment company affiliated with the Trust.

Conflict of Interest

A Fund may purchase in the secondary market (i) certain mortgage pass-through securities packaged and/or master serviced by PNC Bank, N.A. (“PNC Bank”) or Midland Loan Services, Inc. (“Midland”), a wholly-owned subsidiary of PNC Bank, or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank or its affiliates. It is possible that under some circumstances, Midland, PNC Bank or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Bank, Midland, or their affiliates.  PNC Bank or its affiliates may make certain representations and warranties relating to the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is inaccurate, then the holders of the mortgage-backed securities could trigger an obligation of PNC Bank or its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Bank or its affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

INVESTMENT LIMITATIONS AND RESTRICTIONS

Each Fund is subject to a number of investment limitations and restrictions. The following investment limitations are matters of fundamental policy and may not be changed with respect to a particular Fund without the affirmative vote of the holders of a majority of the Fund’s outstanding shares (as defined under “Vote of a Majority of the Outstanding Shares”).

No Fund may:

1.              Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

(a)         there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the U.S., the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

(b)         wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)          utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and

(d)         personal credit and business credit businesses will be considered separate industries.

2.              Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

3.              Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

4.              Purchase or sell real estate, except that a Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

5.              Invest in commodities, except that as consistent with its investment objective and policies a Fund may:  (a) purchase and sell options, forward contracts, futures contracts, including without limitation, those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies engaging in whole or in part in such activities.  For purposes of this investment limitation, “commodities” includes commodity contracts.

6.              Act as an underwriter of securities within the meaning of the 1933 Act except insofar as a Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.

With respect to investment limitation No. 3 above, the 1940 Act limits a Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities”, except that a Fund may borrow from banks, and may mortgage, pledge or hypothecate its assets in connection with such borrowings, provided that immediately after any such borrowing the Fund has 300% asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) for all borrowings.  Should a Fund’s asset average fall below the required 300%, within three days thereafter (not including Sundays and holidays) the Fund must reduce the amount of its borrowings to an extent that the asset coverage will be at least 300%.

For purposes of the above investment limitations, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, a security is considered to be issued by such nongovernmental user.

For purposes of applying the fundamental investment policy 5 above, at the time of the establishment of the restriction, swap contracts and certain other financial transactions were not within the understanding of the term “commodities” or “commodity interests” and, for clarity, notwithstanding any federal legislation or regulatory action by the CFTC that subject swaps or such other financial transactions to regulation by the CFTC, the Funds are not restricted from investing in or entering into swap contracts or such other financial transactions by fundamental policy 5.

Except for the Funds’ policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders:

No Fund may:

1.                                      Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act (including by order of the SEC).

2.                                      Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund’s investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

3.                                      Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund’s investment objective and policies, (a) this investment limitation shall not apply to a Fund’s transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (c) a Fund may make short sales against-the-box (defined as the extent to which a Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short).

4.                                      Purchase securities of companies for the purpose of exercising control.

5.                                      Invest more than 5% of its total assets in illiquid securities.

6.                                      Purchase securities while its outstanding borrowings are in excess of 5% of its total assets.  Securities held in escrow or in separate accounts in connection with a Fund’s investment practices described in the Prospectus or SAI are not deemed to be pledged for purposes of this limitation.

With respect to investment limitation No. 1 above, see “Securities of Other Investment Companies” above for the limitations applicable to each Fund’s investments in other investment companies.

NET ASSET VALUE

Valuation of the Funds

The investments of the Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board.  Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day. Investments in repurchase agreements and funding agreements are valued at par each business day.

Each Fund invests only in high quality, short-term instruments, and will not purchase any security deemed to have a remaining maturity of more than 397 calendar days within the meaning of the 1940 Act.  Each Fund maintains a dollar-weighted average portfolio maturity of less than 60 days and a weighted average life of less than 120 days.  If the Board believes that the deviation between the value of a Fund’s portfolio based on amortized cost and market value may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results.  These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, redeeming shares in kind, reducing the number of a Fund’s outstanding shares without monetary consideration, or utilizing a NAV per share determined by using available market quotations.

Please see “Risk Considerations - Money Market Fund Risk” for a discussion of pending regulatory reforms that may impact the Funds’ valuation practices.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The sale of the Funds’ shares is facilitated by PNC Funds Distributor, LLC, (the “Underwriter”) which has agreed to use commercially reasonable efforts to distribute shares of the Funds.  The issuance of shares is recorded on the books of the Trust.  To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to an investor’s financial institution at its principal office or directly to the Trust at PNC Advantage Funds, c/o BNY Mellon Investment Servicing, P.O. Box 9795, Providence, RI 02940-9795.  Such requests must be signed by each shareholder, with each signature guaranteed by a U.S. commercial bank or trust company or by a member firm of a national securities exchange.  Guarantees must be signed by an authorized signatory and “Signature Guaranteed” must appear with the signature.  An investor’s financial institution may request further documentation from corporations, executors, administrators, Trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.

Redemption requests will be processed at the next NAV determined after a Fund receives your request in good order.  Good order means that complete information is provided about your sale request.  In order to receive a Fund’s next determined NAV when you redeem through an authorized financial intermediary, your authorized financial intermediary must receive your redemption request in good order before the time described in the applicable Fund’s prospectus, and your authorized financial intermediary must subsequently communicate the request properly and timely to the Fund.

The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when: (a) trading on the New York Stock Exchange (“NYSE”) is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) upon providing prior notification to the SEC, the Board determines that a Fund’s shareholders may suffer material dilution or other unfair results and decides to liquidate the Fund; (d) the SEC has by order permitted such suspension; or (e) an emergency exists as determined by the SEC, as a result of which: (i) disposal by the Trust of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Trust to determine the fair market value of its net assets.

Payment for shares of a Fund may, in the discretion of the Trust, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus.  In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

The Trust normally pays redemption proceeds in cash but reserves the right to make redemptions in-kind. A shareholder receiving an in-kind redemption would likely have to pay transaction costs to sell the distributed securities and would be subject to tax on any gain realized upon such sale.

As described in the Prospectus, each Fund’s shares are generally sold at a price based on the amortized cost of such Fund’s portfolio to individuals and institutional investors including corporate investors, pension and profit sharing plans and foundations and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of the Adviser. Generally, the Funds do not accept purchase orders from foreign investors; however, the Funds reserve the ability to change this practice without prior notice. Advisor and Service Shares are designed for investors requiring additional services through their financial intermediaries.  There are no sales charges on the purchase of Institutional, Advisor or Service Shares.

In order to receive a Fund’s next determined NAV when you purchase through an authorized financial intermediary, your authorized financial intermediary must receive your redemption request in good order before the time described in the applicable Fund’s prospectus, and your authorized financial intermediary must subsequently communicate the request properly and timely to the Fund.

ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional U.S. federal tax considerations generally affecting the Funds of the Trust and their shareholders.  The following information supplements and should be read in conjunction with the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning.  Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.  Potential investors should consult their tax advisers regarding their particular situation and the possible application of foreign, state and local tax laws.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI.  These authorities are subject to change, possibly with retroactive effect.

Qualification as a Regulated Investment Company

Each Fund is treated as a separate corporation for U.S. federal income tax purposes.  Each Fund has elected to be treated as a regulated investment company under Subchapter M of Chapter 1, Subtitle A of the Code and intends each year to qualify and to be eligible to be treated as such. As a regulated investment company, a Fund will generally not be subject to U.S. federal income tax on its net investment income and realized capital gains that it distributes in a timely manner to shareholders. In order to qualify for treatment as a regulated investment company, each Fund must, among other things, meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, at the close of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s total assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested (x) in the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer or two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships.  For purposes of this diversification test, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of that investment, and in some cases, identification of the issuer (or issuers) is uncertain under current law.  The qualifying income and diversification requirements described above may limit the extent to which a Fund can engage in certain derivative transactions.

Third, the Fund must distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gain over net long-term capital loss) and net tax-exempt income, if any, for such year.

Each Fund intends to comply with these requirements.  If a Fund were to fail to meet the income, diversification or distribution tests described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets.  If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a regulated investment company accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at regular corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.  Some portion of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders, provided that such shareholder meets certain holding period and other requirements in respect of the Fund’s shares.  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a regulated investment company that is afforded special tax treatment.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute in a calendar year an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income (the excess of capital gains over capital losses) for the one-year period ending October 31 of such year (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects), plus any such amounts retained from the prior year.  For purposes of the required excise tax distribution, a regulated investment company’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year (or November 30 of that year if the Fund is permitted to elect and so elects) generally are treated as arising on January 1 of the following calendar year.  Also, for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year.  Each Fund intends to make sufficient distributions each calendar year to avoid liability for this excise tax, although there can be no assurance that it will do so.

Capital Loss Carryforwards

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income.  Instead, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years.  Distributions from capital gains are generally made after applying any available capital loss carryforwards.  Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.

If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term.  If the Fund has incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains.

A Fund must use any post-2010 losses, which will not expire, applying them first against gains of the same character, before it uses any pre-2011 losses.  This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period.

Distributions

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends paid deduction), its net tax-exempt income (if any) and its net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses, in each case determined with reference to any capital loss carryforwards).  Any taxable income, including any net capital gain retained by a Fund, will be subject to tax at the Fund level at regular corporate rates.  In the case of net capital gain, a Fund is permitted to designate the retained amount as undistributed capital gain in a timely notice to its shareholders who would then, in turn, be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities.  If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund would be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.  A Fund is not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

Distributions paid out of a Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in the Fund, are generally taxable to shareholders.  If a Fund makes a distribution in excess of its current and accumulated earnings and profits, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain.

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income.  Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares.  In general, a Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less.  Distributions of net capital gain that are properly reported by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates.  Distributions from capital gains are generally made after applying any available capital loss carryovers.  The Funds do not expect a significant portion of Fund distributions to be derived from net capital gain.

Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules.  The details of the implementation of this tax are currently unclear and remain subject to future guidance.  For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains, and (ii) any net gain from the sale, redemption or exchange of Fund shares.  Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

Sale, Exchange or Redemption of Fund Shares

The sale, exchange, or redemption of Fund shares may give rise to a gain or loss.  Upon the effectiveness of the floating NAV amendments, discussed above, the net asset value of a Fund that is subject to the floating NAV amendments may be more likely to vary from $1.00 per share, which would result in shareholders realizing a gain or loss upon the sale, exchange or redemption of such Fund’s shares.

In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months.  Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss.  However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any capital gain dividends received (or deemed received) by the shareholder with respect to the shares.  Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.  As noted above, it is not expected that any gain or loss will be realized upon a disposition of Fund shares to the extent the Funds maintain their net asset values at a constant $1.00 per share.

Taxation of Fund Investments

Original Issue Discount and Market Discount

Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount.  Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the Fund’s income (and required to be distributed by the Fund) over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.”  Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation.  Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security.  Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.  The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having OID or, in certain cases, “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price).  A Fund will be required to include the OID or acquisition discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.  The rate at which OID or acquisition discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received.  Such distributions may be made from the cash assets of the Fund or, if necessary, by liquidation of portfolio securities including at a time when it may not be advantageous to do so.  These dispositions may cause a Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain dividend than if the Fund had not held such securities.

Foreign Currency Transactions

Any transaction by a Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income.  Any net ordinary losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years.

Futures Contracts and other Derivatives Transactions

The tax treatment of certain positions entered into by a Fund, including regulated futures contracts, certain foreign currency positions and certain listed non-equity options, will be governed by section 1256 of the Code (“section 1256 contracts”).  Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

A Fund’s transactions in derivative instruments (e.g., options, futures contracts and forward currency contracts), as well as any of its other hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules).  These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities, thereby affecting whether capital gains and losses are treated as short-term or long-term.  These rules could therefore affect the amount, timing and/or character of distributions to, and thus taxes payable by, shareholders.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

Book-Tax Differences

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of a Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any).  If such a difference arises, and the Fund’s book income is less than the sum of its taxable income and net tax-exempt income the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to avoid an entity-level tax.  In the alternative, if the Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

Foreign Taxation.

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.  Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.  Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Fund.  This will decrease the Fund’s yield on securities subject to such taxes.

State and Local Taxes

Although each Fund expects to qualify as a regulated investment company and expects not to be subject to U.S. federal income tax to the extent it distributes its investment income and capital gains to shareholders, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

Foreign Shareholders

Absent a specific statutory exemption, dividends other than capital gain dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding.  Distributions properly reported as capital gain dividends generally are not subject to withholding of U.S. federal income tax.

For distributions with respect to taxable years of a Fund beginning before January 1, 2014, the Funds were not required to withhold any amounts (i) with respect to distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions were properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses to the extent such distributions were properly reported as such by the Fund in a written notice to shareholders (“short-term capital gain dividends”).  This exception to withholding for interest-related dividends did not apply to distributions to a foreign shareholder (A) that had not provided a satisfactory statement that the beneficial owner was not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder was the issuer or was a 10% shareholder of the issuer, (C) that was within certain foreign countries that had inadequate information exchange with the United States, or (D) to the extent the dividend was attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder was a controlled foreign corporation.  The exception to withholding for short-term capital gain dividends did not apply to (A) distributions to an individual foreign shareholder who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions subject to special rules regarding the disposition of U.S. real property interests.  A Fund was permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as were eligible, but was not required to do so.

This exemption from withholding for interest-related and short-term capital gain dividends has expired for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014.  Therefore, as of the date of this SAI, the Fund (or intermediary, as applicable) is currently required to withhold on distributions to foreign shareholders attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. In the case of shares held through an intermediary, the intermediary may have withheld even if the Fund reported all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.

It is currently unclear whether Congress will extend these exemptions for distributions with respect to taxable years of a regulated investment company beginning on or after January 1, 2014, or what the terms of such extension would be, including whether such extension would have retroactive effect.

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on capital gain dividends unless (i) such gain or dividend is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States or (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the capital gain dividend and certain other conditions are met.

If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing the applicable IRS Form W-8BEN or substitute form).  Foreign shareholders should consult their tax advisers in this regard.

Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Shares Purchased Through Tax-Qualified Plans or Other Tax-Advantaged Accounts

Special tax rules apply to investments through defined contribution plans, other tax-qualified plans and other tax-advantaged accounts.  Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such accounts and the precise effect of an investment on their particular tax situation.

Other Reporting and Withholding Requirements

The Foreign Account Tax Compliance Act (“FATCA”) generally requires a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA.  If a shareholder fails to provide this information or otherwise fails to comply with FATCA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on dividends, including Capital Gain Dividends, and the proceeds of the sale, redemption or exchange of Fund shares, beginning as early as July 1, 2014.  If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends).

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

Tax Shelter Reporting

Under Treasury regulations, if an individual or corporate shareholder recognizes a loss of $2 million or more or $10 million or more, respectively, the shareholder must file with the IRS a disclosure statement on Form 8886.  Direct holders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted.  Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

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TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of the Board in accordance with Delaware law and the Trust’s Agreement and Declaration of Trust.  Information pertaining to the Trustees and officers of the Trust is set forth below.  None of the Trustees is affiliated with the Adviser or its affiliates and none of the Trustees is an “interested person” of the Trust as defined under Section 2(a)(19) of the 1940 Act.  The Trustees and Officers of the Funds are Trustees and officers of another registered investment company managed, advised, administered or distributed by the Adviser or its affiliates.  A list of the Trustees and officers of the Trust and a brief statement of their present positions and principal occupations during the past five years or longer are set out below.

Trustees

Name, Address(1) Age and Date of Birth	Position Held With the Trust and Term of Office(2)	Principal Occupation(s) During Past 5 Years or Longer	Number of Portfolios in Fund Complex(3) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years(4) or Longer
Dorothy A. Berry—71 Date of Birth: 9/12/43	Trustee since April 2006	Retired; President, Talon Industries, Inc. (administrative, management and business consulting), 1986-2012; Chairman Independent Directors Council, 2010-2011.	2 registered investment companies consisting of 40 portfolios	Chairman and Director, Professionally Managed Portfolios; Trustee, Allegiant Funds until 2010.

John G. Drosdick(5)— 71 Date of Birth: 8/9/43	Trustee since November 2010; Chairman of the Board and Nominating Committee since June 2011	Retired; Chairman, Chief Executive Officer and President, Sunoco, Inc. (manufacturer and marketer of petroleum and petrochemical products), 2000-2008.	2 registered investment companies consisting of 40 portfolios

Director, United States Steel Corporation (steel producer); Director, H.J. Heinz Company (U.S. —based food company) until June 2013;

Director, Triumph Group, Inc. (aerospace manufacturer); Director, Lincoln Financial Corporation (financial services) until 2005.

Name, Address(1) Age and Date of Birth	Position Held With the Trust and Term of Office(2)	Principal Occupation(s) During Past 5 Years or Longer	Number of Portfolios in Fund Complex(3) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years(4) or Longer
Dale C. LaPorte — 72 Date of Birth: 1/04/42	Trustee since April 2005

Retired; Senior Vice President and General Counsel, Invacare Corporation (manufacturer of healthcare products), 2005-2008; Partner, 1974 — 2005, and Chairman of Executive Committee, 2000 — 2004, of Calfee, Halter & Griswold LLP (law firm).

			2 registered investment companies consisting of 40 portfolios	Director, Invacare Corporation; Trustee, Allegiant Funds until 2010.

L. White Matthews, III—68 Date of Birth: 10/5/45	Trustee since February 2010; Chairman of the Audit Committee from June, 2011 to February 2012

Retired; Chief Financial Officer, Ecolab Inc., 1999-2001; Chief Financial Officer, Union Pacific Corporation, 1989-1998; Director and Chairman of the Board (since 2009) of (privately held) Constar International Inc. (bottles and packaging manufacturer), 2009-2014; Chairman and Director, Ceridian Corporation (payroll and human resources services), 2003 — 2007.

2 registered investment companies consisting of 40 portfolios

Director, Matrixx Initiatives, Inc.

(pharmaceuticals) until 2011; Director (since 2003) and Chairman of the Board (since 2011) of (publicly traded) Imation Corp. (data storage); Director, PNC Funds, Inc. until 2010.

Name, Address(1) Age and Date of Birth	Position Held With the Trust and Term of Office(2)	Principal Occupation(s) During Past 5 Years or Longer	Number of Portfolios in Fund Complex(3) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years(4) or Longer
Edward D. Miller, M.D.—71 Date of Birth: 2/1/43	Trustee since February 2010	Retired; Dean and Chief Executive Officer, Johns Hopkins Medicine, January 1997 to June 2012.	2 registered investment companies consisting of 40 portfolios	Director, Care Fusion (health care devices); Director, PNC Funds, Inc. until 2010.

Stephen M. Todd - 66 Date of Birth: 4/24/48	Trustee since November 2011; Chairman of the Audit Committee since February 2012	Retired; Global Vice Chairman — Assurance Professional Practice, Ernst & Young London, UK (accounting firm), 2003 to 2010.	2 registered investment companies consisting of 40 portfolios	Director, Dover Corporation (diversified multi-national manufacturing company); Trustee, Ancora Trust (registered investment company) until 2011.

Officers

Name, Address Age and Date of Birth	Position Held With the Trust and Term of Office(2)	Principal Occupation(s) During Past 5 Years or Longer
Jennifer E. Spratley(6) One East Pratt Street, 5th Floor Baltimore, MD 21202 Date of Birth: 2/13/69 Age: 45	President since June 2014 (formerly Vice President from March 2010 to June 2014)

Managing Director and Head of Fund Administration, PNC Capital Advisors, LLC since 2007; Treasurer, PNC Capital Advisors, Inc., September 2007 — September 2009; Unit Leader, Fund Accounting and Administration, SEI Investments Global Funds Services 2005 — 2007; Fund Accounting Director, SEI Investments Global Funds Services 1999 — 2007.

Michael Donahoe(6) 1900 East 9th Street, 15th Floor Cleveland, OH 44114 Date of Birth: 5/27/64 Age: 50	Chief Compliance Officer since June 2014

Chief Compliance Officer, PNC Capital Advisors, LLC and Chief Compliance Officer, PNC Realty Investors, Inc. since 2011; Senior Vice President of Fund Administration and Compliance at Citi’s Securities and Fund Services Group, 2006 — 2011.

John F. Kernan(6) 1900 East 9th Street, 14th Floor Cleveland, OH 44114 Date of Birth: 9/17/65 Age: 49	Treasurer since May 2008 (formerly Assistant Treasurer from February 2005 to May 2008) Secretary since August 2014

Managing Director and Director of Financial Fund Administration, PNC Capital Advisors, LLC since July 2004; Senior Vice President, National City Bank, June 2004 — September 2009; Senior Director of Fund Administration, State Street Bank and Trust Company, 1998 — 2004.

(1)         Each Trustee can be contacted by writing to PNC Advantage Funds, c/o PNC Capital Advisors, LLC, One East Pratt Street, 5th Floor, Baltimore, MD 21202, Attention: John F. Kernan.

(2)         With respect to the term of office for each Trustee of the Trust, the Trustees have adopted a retirement policy in which each will retire at the calendar-year end in the year in which he or she reaches the age of 75 years.  With respect to the term of office for each officer of the Trust, pursuant to the Trust’s By-Laws any officer may be removed by the Board at any regular or special meeting of the Board or to the extent permitted by the Board, by the President.  In addition, any Trustee or officer may resign at any time by giving written notice to the Trust.  Such resignation shall be effective upon receipt, unless specified to be effective at some later time.

(3)         The “Fund Complex” is comprised of two registered investment companies for which the Adviser or any of its affiliates serves as investment adviser. The number of portfolios overseen by the Trustees includes the PNC Funds (thirty-seven portfolios) and the Trust (three portfolios).

(4)         Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., “public companies”), or other investment companies registered under the 1940 Act. In addition to the Trust, each Trustee serves as a Trustee of PNC Funds.

(5)         Mr. Drosdick also serves as Chairman of the Board of PNC Funds.

(6)         Ms. Spratley and Messrs. Kernan and Donahoe also serve as Officers of PNC Funds in their same capacities.

The information above includes each Trustee’s principal occupation during the last five years or longer if relevant to the Trustee’s qualifications to serve on the Board.  Each Trustee possesses extensive additional experience, skills and attributes relevant to his or her qualifications to serve as a Trustee.  The cumulative background of the Trustees, and the role each plays as a member of a board that collectively possesses the talents needed for the representation of shareholder interests led to the conclusion that each Trustee should serve as a Trustee for the Trust.  Among others, the following attributes were specifically noted in the evaluation of the Trustees: Ms. Berry, an attorney by training, has been an executive in various aspects of the finance and mutual fund industry for more than thirty years.  Mr. Drosdick brings experience as a senior executive of a major corporation and as a director of both commercial and financial companies.  Mr. LaPorte, also a lawyer, brings to the Board years of experience counseling business entities of all kinds.  Mr. Matthews has served as the chairman of a number of large enterprises and brings a significant depth of experience to the Board.  Dr. Miller has demonstrated leadership and management abilities evidenced in his senior executive positions.  Mr. Todd brings years of financial and accounting expertise to the Board, in addition to senior executive-level management experience.  In addition, the Trustees’ previous experience on the Board provides a deep understanding of the issues impacting the shareholders of the Funds.

The Board has appointed an independent Trustee as Chairman of the Board.  The Board has also engaged the Adviser and Co-Administrators to manage and administer the Funds and to retain other service providers, as necessary.  All parties engaged to render services to the Funds are subject to the oversight of the Board.  The Chairman presides at meetings, oversees preparation of meeting agenda, serves as liaison between the Adviser and other Trustees and performs such acts and duties as may be permitted by the Trust’s Agreement and Declaration of Trust, Bylaws, policies and governing law.  The Chairman may also perform such other functions as may be delegated by the Board from time to time.  The designation of the Chairman does not impose on the Chairman any duties, obligations or liability beyond that imposed on such person as a member of the Board generally.  The Board conducts regular quarterly meetings and any such special meetings as are required, either in person or telephonically to ensure the uninterrupted oversight of the management of the Trust.  The Board regularly meets separately from the Adviser and other service providers to consider matters that are scheduled to come before the Board and to meet periodically with the Trust’s Chief Compliance Officer.  As part of its duties, the Board oversees risk relating to the Funds.  Through reports and interactions with the Adviser during and between meetings, the Board monitors various types of risk including, but not limited to, investment risk, operational risk and enterprise risk as well as the operation of the Adviser’s risk management program.  There can be no assurance that all components of risk have been identified by the Board.  The Board relies on professionals, such as the independent registered public accountants and legal counsel, to assist the Trustees in performing their oversight responsibility.  The Board has established the committees described below, and may establish ad hoc committees from time to time to assist the Board in fulfilling its oversight responsibilities.  The Board believes that its leadership structure is appropriate because it enables the Board to exercise informed and independent judgment over matters under its purview by the delegation of responsibility among committees of the Board and frequent communications with professionals retained to serve the Funds, including the Adviser, legal counsel, financial and accounting professionals and compliance personnel, all of whom enhance the Board’s oversight.

Any officers of the Trust shall be appointed by the Board, or to the extent permitted by the Board, the President, and each shall serve at the pleasure of the Board, or to the extent permitted by the Board, at the pleasure of the President, subject to the rights, if any, of an officer under any contract of employment.  Subject to the rights, if any, of an officer under any contract of employment, any officer may be removed, either with or without cause, by the Board at any regular or special meeting of the Board, or, to the extent permitted by the Board, by the President.  Any officer may resign at any time by giving written notice to the Trust.  Such resignation shall take effect upon receipt unless specified to be effective at some later time, and unless otherwise specified in such notice, the acceptance of the resignation shall not be necessary to make it effective.  Any resignation is without prejudice to the rights, if any, of the Trust under any contract to which the officer is a party.

The Trust’s Board has formed two committees: an Audit Committee and a Nominating Committee.  Each Committee is composed of the Trust’s six Trustees, Dorothy A. Berry, John G. Drosdick, Dale C. LaPorte, L. White Matthews, III, Edward D. Miller, MD and Stephen M. Todd.

The Audit Committee generally oversees the Trust’s accounting and financial reporting process.  Among its responsibilities, the Audit Committee annually determines the engagement and compensation of the Trust’s Independent Registered Public Accounting Firm, reviews and approves the audit and non-audit services performed by the Independent Registered Public Accounting Firm, evaluates the adequacy of the Trust’s internal financial and disclosure controls, oversees the audit process and reviews with the auditors the scope and results of the audit of the Trust’s financial statements.  The Chairman of the Audit Committee is Stephen M. Todd and Ms. Berry and Messrs. Matthews and Todd serve as the Audit Committee Financial Experts.  The Audit Committee was established on May 22, 2003 and held four formal meetings during the last fiscal year.

The function of the Nominating Committee is to identify qualified candidates for election to the Board using a variety of means as it determines are necessary or appropriate, including recommendations of shareholders or members, as described below.  The Committee may also solicit recommendations from current and former Trustees, management or others who may be familiar with qualified candidates.  The Committee may, in its sole discretion, retain and terminate any search firm (and approve such search firm’s fees and other retention terms) to assist in the identification of candidates.  In considering candidates for a Trustee nominee, the Committee shall give due consideration to the overall Board balance of diversity of skills, perspectives, backgrounds and experiences.  The Chairman of the Nominating Committee is John G. Drosdick.  The Nominating Committee was established on February 19, 2004 and did not meet during the last fiscal year.

The Nominating Committee shall accept and review shareholder nominations for Trustees who are not “interested persons” of the Trust as defined under Section 2(a)(19) of the 1940 Act.  The Nominating Committee will evaluate the nominees’ qualifications for Board membership and their independence from the Trust’s investment adviser and other principal service providers.  Specific qualifications will be based on the needs of the Board at the time of the nomination.  A shareholder nomination for Trustee may be submitted to the Trust by sending the nomination to the Trust’s Secretary at One East Pratt Street, 5th Floor, Baltimore, MD 21202 with the following information:

•                                          Shareholder’s name, the fund name and number of fund shares owned and length of period held;

•                                          Name, age and address of candidate;

•                                          A detailed resume describing, among other things, the candidate’s educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g., memberships on other boards and committees, charitable foundations, etc.);

•                                          Number of fund shares owned by the candidate and length of time held;

•                                          A supporting statement which (i) describes the candidate’s reasons for seeking election to the Board and (ii) documents his/her ability to satisfy the director qualifications described in the board’s policy; and

•                                          A signed statement from the candidate confirming his/her willingness to serve on the Board.

The Secretary will submit all shareholder nominations for a Trustee to the Committee.  The Committee shall assess shareholder nominees in the same manner it reviews its own nominations.

Trustee Ownership of Fund Shares

The following table shows the dollar range of shares beneficially owned by each Trustee in PNC Funds and PNC Advantage Funds fund family in the aggregate as of December 31, 2013.

INDEPENDENT TRUSTEES

Name of Trustee/Fund	Dollar Range of Equity Securities in the Funds(1)	Aggregate Dollar Range of Equity Securities in All Portfolios of the Fund Complex Overseen by Trustee
Dorothy A. Berry		$50,001-100,000
Government Mortgage Fund	$50,001-100,000
International Equity Fund	$10,001-50,000
Mid Cap Fund	$10,001-50,000
Dale C. LaPorte		Over $100,000
International Equity Fund	Over $100,000*
Large Cap Growth Fund	Over $100,000*
Small Cap Fund	Over $100,000*
High Yield Bond Fund	$10,001-50,000
Total Return Advantage Fund	$1-10,000*
Money Market Fund	Over $100,000
Edward D. Miller, MD		Over $100,000
International Equity Fund	Over $100,000*
Small Cap Fund	Over $100,000*
L. White Matthews, III		$50,001-100,000
International Equity Fund	$10,001-50,000
Small Cap Fund	$10,001-50,000
John G. Drosdick		$50,001-100,000
International Equity Fund	$10,001-50,000
Small Cap Fund	$10,001-50,000
Stephen M. Todd		Over $100,000
International Equity Fund	$50,001-100,000
Small Cap Fund	$50,001-100,000

(1)         Includes the value of shares beneficially owned by each Trustee in each Fund as of December 31, 2013.

*                 Dollar amounts include ownership interest held by Trustees through deferred compensation plan.

As of September 4, 2014, the Trustees and officers of the Trust as a group owned beneficially less than 1% of each class of the outstanding shares of each of the Funds, and less than 1% of the outstanding shares, in the aggregate, of all of the series in the PNC Funds and PNC Advantage Funds family of funds.

Certain Interests of Independent Trustees

A number of Independent Trustees serve on the boards of other companies that are not affiliated with the Trust or the Adviser.  Those companies may, from time to time, engage in non-routine banking transactions with PNC Bank, N.A. (“PNC Bank”), the parent company to the Adviser.  The Independent Trustees have no personal interest in the transactions and may only be aware of them in their capacity as board members of such companies.  The general nature of the transactions is described briefly below.

PNC Bank participates in a lending syndicate that extends a line of credit, in the ordinary course of business, to Invacare Corporation (“Invacare”), a company of which Mr. LaPorte is a director.  As of December 31, 2013, PNC Bank’s total obligation as part of the syndicate is limited to 13.75% of the total value of the line of credit extended to Invacare.  As of December 31, 2013, the PNC Bank portion of the balance outstanding was approximately $3.9 million.  In addition, Invacare utilizes PNC Bank for certain treasury management and capital markets services, for which the bank receives customary fees and expenses.

Mr. Drosdick serves as a director for United States Steel Corporation (“U.S. Steel”).  PNC Bank participates in a syndicate that provides an $875 million credit facility to U.S. Steel.  As of the end of 2013, PNC Bank was responsible for $60 million under this credit facility, which will expire on July 20, 2016.  There was a $0 balance outstanding as of December 31, 2013.  PNC Bank is further responsible for $300 million of a $625 million purchase commitment under a Receivables Purchase Agreement, with a $0 million total balance outstanding as of December 31, 2013.  However, at year-end 2013, PNC Bank is the issuer of $45.5 million of Standby Letters of Credit, which are included within the Receivables Purchase Agreement. U.S. Steel engages in various commercial and/or investment banking activities (including short term loans and cash management programs) with PNC Bank, for which the bank receives customary fees and expenses.  In addition, Mr. Drosdick serves as a director for Triumph Group, Inc. (“Triumph Group”).  PNC Bank is the lead bank in a syndicate that, as of December 31, 2013, provided a $1 billion credit facility to Triumph Group.  As of December 31, 2013, PNC Bank was responsible for $114 million under the credit facility.  There was a $274.3 million balance as of December 31, 2013.  PNC Bank is further responsible for $175 million of purchase commitments under a Receivables Purchase Agreement, with $151.8 million outstanding as of December 31, 2013.

Board Compensation

Board compensation for each of the Trustees includes compensation for their service as a Trustee to the Trust and PNC Funds, another registered investment company overseen by the Trustees and for which PNC Capital Advisors, LLC serves as investment adviser.  Board compensation fees are paid quarterly in arrears and are allocated to the Trust and PNC Funds based on their average daily net assets.  Effective January 1, 2013, each Trustee receives an annual consolidated fee of $76,000 plus $7,250 for each quarterly Board meeting, and such amount, up to a maximum of $3,250, as may be determined for attendance at special Board meetings convened as necessary, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee.  The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $6,000 per year for their services in these capacities.  Prior to January 1, 2013, each Trustee received an annual fee of $70,000 plus $6,750 for each Board meeting attended in person, and such amount, up to a maximum of $3,000, as may be determined for each Board meeting attended telephonically, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee.  No person who is an officer, director, trustee, or employee of the Adviser, the Underwriter, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

The Trustees may elect to defer payment of 25% to 100% of the fees they receive in accordance with a Trustee Deferred Compensation Plan (the “Plan”).  Under the Plan, a Trustee may elect to have his or her deferred fees treated as if they had been invested by the Trust in the shares of one or more portfolios of the Trust and the amount paid to the Trustee under the Plan will be determined based on the performance of such investments.  Distributions are generally of equal installments over a period of 2 to 15 years.  The Plan will remain unfunded for federal income tax purposes under the Code.  Deferral of Trustee fees in accordance with the Plan will have a negligible impact on portfolio assets and liabilities and will not obligate the Trust to retain any Trustee or pay any particular level of compensation.

The table below summarizes the compensation for each of the Trustees of the Trust for the fiscal year ended May 31, 2014.

Name of Person, Position	Aggregate Compensation from PNC Advantage Funds		Pension or Retirement Benefits Accrued as Part of PNC Advantage Funds’ Expense	Total Compensation from PNC Advantage Funds and Fund Complex(2)
INDEPENDENT TRUSTEES
Dorothy A. Berry, Trustee*	$8,439.23		$0	$108,250.00
Dale C. LaPorte, Trustee*	$8,439.23	(1)	$0	$108,250.00	(1)

Name of Person, Position	Aggregate Compensation from PNC Advantage Funds		Pension or Retirement Benefits Accrued as Part of PNC Advantage Funds’ Expense	Total Compensation from PNC Advantage Funds and Fund Complex(2)
L. White Matthews, III, Trustee*	$8,439.23		$0	$108,250.00
Edward D. Miller, M.D., Trustee*	$8,439.23	(1)	$0	$108,250.00	(1)
John G. Drosdick, Chairman of the Board*	$10,388.24		$0	$133,250.00
Stephen M. Todd, Trustee, Chairman of the Audit Committee and Trustee*	$8,906.99		$0	$114,250.00

(1)    This amount also represents the total amount of deferred compensation accrued during the fiscal year ended May 31, 2014.  As of May 31, 2014, total deferred compensation payable to Messrs. Miller and LaPorte amounted to $406,565.86 and $447,505.68, respectively.

(2)    The Fund Complex is comprised of two registered investment companies for which the Adviser serves as investment adviser and includes the Trust (three portfolios) and PNC Funds (thirty-seven portfolios).

*            Each Trustee also serves as a Trustee of PNC Funds.

Code of Ethics

The Trust and the Adviser have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that: (i) establishes procedures for personnel with respect to personal investing, (ii) prohibits or restricts certain transactions that may be deemed to create a conflict of interest between personnel and the Funds, and (iii) permits personnel to invest in securities, including securities that may be purchased or held by the Funds.

Shareholder and Trustee Liability

Consistent with the Delaware Statutory Trust Act, the Trust’s Agreement and Declaration of Trust provides that shareholders of the Funds will not be subject in such capacity to any personal liability whatsoever to any person in connection with property of the Funds or the acts, obligations or affairs of the Funds.  Shareholders of the Funds will have the same limitation of personal liability as is extended to stockholders of corporations organized under Delaware law.  The Agreement and Declaration of Trust provide that no Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any person, save only liability to the Funds or their shareholders for any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing for such Trustee’s or officer’s own willful misfeasance, bad faith, gross negligence or reckless disregard for such Trustee’s or officer’s duty to such person; and, subject to the foregoing exception, all such persons shall look solely to the property of the Funds for satisfaction of claims of any nature arising in connection with the affairs of the Funds.  If any shareholder, Trustee or officer of the Trust is made party to any suit or proceeding to enforce any such liability, subject to the foregoing exception (in the case of Trustees and officers), such shareholder, Trustee or officer shall not, on account thereof, be held to any personal liability.

ADVISORY, ADMINISTRATION, UNDERWRITING, CUSTODIAN
SERVICES AND TRANSFER AGENCY AGREEMENTS

Advisory Agreement

The Adviser serves as investment adviser to the Funds pursuant to the Advisory Agreement dated January 4, 2010.  The Adviser is an indirect wholly owned subsidiary of PNC Bank which, in turn, is wholly owned by PNC, a bank holding company and financial holding company with headquarters in Pittsburgh, Pennsylvania.  As of June 30, 2014, the Adviser managed approximately $38.4 billion in assets.  The Adviser is located at One East Pratt Street, 5th Floor, Baltimore, Maryland 21202.

For services performed under the Advisory Agreement, the Adviser receives fees as an annual percentage rate, based on average daily net assets, computed daily and paid monthly, at the following rates:

Fund	Contractual Advisory Fee as a Percentage of Net Assets

Institutional Government Money Market Fund	0.15%
Institutional Money Market Fund	0.15%
Institutional Treasury Money Market Fund	0.15%

From time to time, the Adviser may voluntarily waive fees or reimburse the Funds for expenses.  As described in the Prospectus, the Funds suspended payment of Shareholder Servicing Fees effective January 1, 2010.  This suspension is voluntary and may be lifted at any time.  Additionally, the Adviser has voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield for each of the Funds.  These voluntary fee waivers and expense reimbursements may be changed or terminated by the Adviser at any time.  During the last three fiscal years, the Funds incurred advisory fees, net of fee waivers and reimbursements, as set forth below:

Fund	2014		2013		2012

Institutional Government Money Market Fund	$(78,750	)(1)	$(27,233	)(1)	$(48,154	)(1)
Institutional Money Market Fund	$311,710		$760,023		$670,742
Institutional Treasury Money Market Fund	$(119,878	)(1)	$(8,202	)(1)	$(63,535	)(1)

(1)              Negative amounts shown represent the amount of expenses reimbursed by the Adviser to the Fund after the waiver of all contractual advisory fees.

During the last three fiscal years, advisory fees were waived as set forth below:

Fund	2014	2013	2012

Institutional Government Money Market Fund	$202,278	$161,426	$186,042
Institutional Money Market Fund	$1,264,404	$578,368	$779,499
Institutional Treasury Money Market Fund	$396,324	$237,478	$211,928

The Adviser can be reimbursed by a Fund for any contractual fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within the three years following the year in which such Fund accrues a liability or recognizes a contingent liability with respect to such amounts paid, waived or reimbursed by the Adviser and (b) does not cause the Other Expenses of a class to exceed the percentage expense limitation that was in effect at the time the Adviser paid, waived or reimbursed the amount being repaid by such Fund.

Subject to the supervision of the Board, the Adviser provides a continuous investment program for each Fund, including investment research and management with respect to all securities and investments and cash equivalents in each Fund.  The Adviser determines from time to time what securities and other investments will be purchased, retained or sold by each Fund.  The Adviser provides the services under the Advisory Agreement in accordance with each Fund’s investment objective, policies, and restrictions as stated in the Prospectus and resolutions of the Board applicable to each Fund.

As discussed in the Prospectus, the Funds and the Adviser have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Adviser, with the approval of the Board, to appoint, terminate and replace sub-advisers and materially amend existing sub-advisory agreements without shareholder approval.

The Adviser places orders pursuant to its investment determinations for each Fund either directly with the issuer or with any broker or dealer.  In selecting brokers or dealers for executing portfolio transactions, the Adviser uses its best efforts to seek on behalf of the Trust and each Fund the best overall terms available.  In assessing the best overall terms available for any transaction the Adviser considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis.  In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to each Fund and/or other accounts over which the Adviser or any affiliate of either of them exercises investment discretion.  The Adviser is authorized, subject to the prior approval of the Board, to negotiate and pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for each Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities of the Adviser with respect to the accounts as to which it exercises investment discretion.

In no instance will Fund securities be purchased from or sold to the Adviser, any sub-adviser, the Underwriter (or any other principal underwriter to the Trust) or an affiliated person of either the Trust, the Adviser, a sub-adviser, or the Underwriter (or such other principal underwriter) unless permitted by an order of the SEC or applicable rules.  In executing portfolio transactions for the Fund, the Adviser may, but is not obligated to, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased with those of other investment portfolios of the Trust and its other clients where such aggregation is not inconsistent with the policies set forth in the Trust’s registration statement.  In such event, the Adviser will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Funds and such other clients.  The Adviser will maintain all books and records with respect to the securities transactions for the Funds and furnish to the Board such periodic and special reports as the Board may request.

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreements except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its duties and obligations thereunder.

Unless sooner terminated, the Advisory Agreement continues in effect for an initial period of up to two years after its approval and will continue in effect from year to year thereafter, subject to annual approval by the Board, or by a vote of a majority of the outstanding shares of such Fund (as defined by the 1940 Act) and a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the agreement by votes cast in person at a meeting called for such purpose.  The Advisory Agreement may be terminated by the Trust or the Adviser on 60 days’ written notice without penalty, and will terminate immediately in the event of its assignment, as defined in the 1940 Act.

Approval of Advisory Agreement

A discussion regarding the basis for the Board’s approval of the Advisory Agreement dated January 4, 2010 is available in the Semi-Annual Report to Shareholders for the period ended November 30, 2013.

Proxy Voting Policies and Procedures

The Trust is required to disclose information concerning the Funds’ proxy voting policies and procedures to shareholders.  The Board has delegated to the Adviser the responsibility for voting proxies for securities held by each Fund.  The Adviser will vote such proxies in accordance with the proxy policies and procedures, which have been reviewed by the Board and adopted by the Trust, and which are found in Appendix B.  Any material changes to the proxy policies and procedures will be submitted to the Board for approval.  When the Funds invest in other registered investment companies either in reliance on Section 12(d)(1)(F) of the 1940 Act or certain exemptive relief provided by the SEC, the Funds expect to vote proxies associated with those investments in the same proportion as the vote of all other shareholders (i.e., “mirror” or “echo” voting) of those investment companies.  Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ending June 30 of each year is available (1) without charge, upon request by calling 1-800-364-4890 and (2) on the SEC’s website at http://www.sec.gov.

Administration and Accounting Services

The Trust has entered into a Co-Administration and Accounting Services Agreement dated June 30, 2010, as amended (the “Co-Administration Agreement”) with BNY Mellon Investment Servicing and the Adviser (together with BNY Investment Servicing, the “Co-Administrators”), pursuant to which BNY Mellon Investment Servicing and the Adviser have agreed to serve as Co-Administrators to the Trust.

The Co-Administrators provide a wide variety of accounting, shareholder and administrative services to the Trust under the Co-Administration Agreement.  The Co-Administration Agreement provides that the Co-Administrators shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Co-Administration Agreement relates, except a loss resulting from intentional misconduct, bad faith or negligence on the part of the Co-Administrators in the performance of their duties. The Co-Administration Agreement also provides that it creates no joint and/or several liability among the Co-Administrators with respect to any loss arising out of services provided by a specific Co-Administrator.

BNY Mellon Investment Servicing is a wholly owned subsidiary of The Bank of New York Mellon Corporation.  The Adviser is an indirect wholly owned subsidiary of PNC.

Under the Co-Administration Agreement, the Co-Administrators are entitled to receive administration fees with respect to each Fund, computed daily and paid monthly, at annual rates based on the average daily net assets of each Fund.  BNY Mellon Investment Servicing also receives other transaction based charges and is reimbursed for out of pocket expenses.

During the last three fiscal years ended May 31, 2014, 2013 and 2012, the Trust paid to the Co-Administrators administration fees, net of fee waivers, as set forth below:

Fund	2014	2013	2012

Institutional Government Money Market Fund	$42,964	$45,213	$45,270
Institutional Money Market Fund	$269,976	$233,946	$248,724
Institutional Treasury Money Market Fund	$67,103	$60,141	$46,739

During the last three fiscal years ended May 31, 2014, 2013 and 2012, administration fees were waived as set forth below:

Fund	2014	2013	2012

Institutional Government Money Market Fund	$0	$0	$0
Institutional Money Market Fund	$0	$0	$0
Institutional Treasury Money Market Fund	$0	$0	$0

Underwriter

PNC Funds Distributor, LLC (“PFD”) is the principal underwriter of the Funds’ shares and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101 (the “Underwriter”). The Underwriter is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Under a Distribution Agreement with the Trust dated July 2, 2012, the Underwriter acts as the agent of the Trust in connection with the continuous offering of the Funds’ shares. The Underwriter continually distributes the Funds’ shares using commercially reasonable efforts. The Underwriter has no obligation to sell any specific quantity of the Funds’ shares. The Underwriter and its officers have no role in determining the investment policies of the Trust. In addition, the Adviser also entered into a Distribution Services Agreement with the Underwriter dated July 2, 2012 (the “Distribution Services Agreement”).  Pursuant to the Distribution Services Agreement, the Adviser has agreed to provide compensation to the Underwriter for the marketing and sales services it provides under the Distribution Agreement.

Pursuant to the Distribution Agreement, the Trust has agreed to indemnify and hold harmless the Underwriter and its affiliates from and against any losses that the Underwriter or its affiliates may incur arising out of (i) the Underwriter performing its duties and obligations under and in accordance with the Distribution Agreement; (ii) the Trust’s breach of any of its obligations, representations, warranties or covenants contained in the Distribution Agreement; (iii) the Trust’s failure to comply with any applicable laws or regulations; or (iv) any claim that the Trust’s Registration Statement, Prospectus, shareholder reports, sales literature and advertising materials or other information filed or made public by the Trust includes or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading, provided that the Trust’s indemnification obligation shall not be deemed to cover any losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made in reliance upon and in conformity with information relating to the Underwriter and furnished to the Trust or its counsel by the Underwriter.  In no event will this indemnification obligation be construed to protect the Underwriter or its affiliates from losses resulting from the Underwriter’s willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Distribution Agreement or from the Underwriter’s reckless disregard of its obligations under the Distribution Agreement.

The Trust has provided additional indemnification to the Underwriter in respect of certain distribution arrangements it has entered into in respect of the Funds, including indemnifying the Underwriter for losses arising out of (i) the Underwriter’s actions or failures to act in certain circumstances; (ii) certain representations or warranties made by the Underwriter; or (iii) certain indemnifications provided by the Underwriter.   In no event will this indemnification obligation be construed to protect the Underwriter or its affiliates resulting from the Underwriter’s willful misfeasance, bad faith, or gross negligence in the performance of its duties with respect to such distribution arrangements or the Underwriter’s reckless disregard of its duties with respect to such distribution arrangements.

Although the Funds have not incurred material losses under these indemnification obligations in the past, a Fund could incur significant potential liability under these indemnification obligations that would material adversely affect the NAV of its shares. For more information regarding these indemnification obligations, please see the Distribution Agreement, which is filed as an exhibit to this registration statement and available on the SEC’s website.

Unless otherwise terminated, the Distribution Agreement between the Trust and the Underwriter will continue in force and renew annually, provided that such annual renewal is approved by (i) either the vote of a majority of the Trustees of the Trust, or the vote of a majority of the outstanding voting securities of the Funds, and (ii) the vote of a majority of those Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party (“Qualified Trustees”), cast in person at a meeting called for the purpose of voting on the approval.  The Distribution Agreement shall automatically terminate in the event of its assignment.  In addition, the Distribution Agreement may at any time be terminated by the Underwriter, by a vote of a majority of Qualified Trustees or by vote of a majority of the outstanding voting securities of the Funds upon not less than sixty days prior written notice to the other party.

The Underwriter was not paid commissions on sales of Institutional, Advisor and Service Shares during the last three fiscal years.

Custodian Services, Transfer Agency Agreements, and Other Intermediary Services

The Bank of New York Mellon, with offices at One Wall Street, New York, NY 10286, serves as custodian (the “Custodian”) to the Trust pursuant to an Amended and Restated Custodian Services Agreement dated June 30, 2010 as amended.  The Custodian’s responsibilities include safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments.

BNY Mellon Investment Servicing, in its role as transfer agent, is located at 760 Moore Road, King of Prussia, PA 19406 and provides transfer agency and dividend disbursing agent services for the Funds pursuant to a Transfer Agency and Service Agreement dated June 30, 2010 as amended.  As part of these services, BNY Mellon Investment Servicing maintains records pertaining to the sale, redemption, and transfer of Fund shares and distributes each Fund’s cash distributions to shareholders.

The Funds may be distributed through a wide range of intermediaries.  A number of those intermediaries may hold shares of the Funds of record on behalf of investors who hold the beneficial interest in such shares.  The investors with the beneficial interests may be, for example, an intermediary’s clients or investors in an investment plan to which the intermediary acts as a record-keeper or trustee.  The Funds may enter into arrangements with such intermediaries that establish the intermediaries’ records as a Fund’s master security holder files for certain purposes.  In the event a Fund’s records of shareholders disagree with those of such an intermediary, the Fund may incur significant expenses in resolving the disagreement and the Fund’s net asset value and the value of your investment in the Fund could be adversely affected.

The Funds, the Adviser and/or their affiliates may make payments out of their own resources to financial intermediaries (including affiliates of the Adviser) that sell shares of the Funds or provide other services, which may (though will not necessarily) include shareholder servicing, sub-administration, record-keeping, networking and/or sub-transfer agency services (such services collectively, “Sub-Transfer Agency Services”). Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees paid by the Funds. The fees paid to a financial intermediary by a Fund, the Adviser, and/or an affiliate are typically paid periodically over time, during the period when the intermediary’s clients hold investments in a Fund. The amount of continuing compensation paid to different financial intermediaries for distribution and/or Sub-Transfer Agency Services varies. In most cases, the compensation is a percentage of the value of the financial intermediary’s clients’ investments in the Funds. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary. A Fund may reimburse related parties some or all of certain types of payments made to financial intermediaries by the related party, or may make payments directly to financial intermediaries that provide such services.

The Funds paid the following amounts to financial intermediaries for Sub-Transfer Agency Services during each of the last three fiscal years:

Fund Name	2014	2013	2012
Advantage Institutional Money Market	$12	$12	$16
Advantage Institutional Government Money Market	$0	$0	$0
Advantage Institutional Treasury Money Market	$0	$0	$0

The Adviser or its affiliates also may provide additional cash payments out of its own resources to intermediaries (including affiliates of the Adviser) that provide marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list or in other sales programs, as consistent with applicable rules of the SEC and FINRA. These payments described in this section sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the Funds to you, subject to their suitability as an investment option. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of the Funds’ shares or the provision of services to the Funds.

SHAREHOLDER SERVICES PLANS

The Trust has implemented Shareholder Services Plans with respect to the Funds’ Advisor Shares and Service Shares (the “Services Plans”) pursuant to which the Trust may enter into agreements with financial institutions, broker-dealers, or other industry professionals, such as investment advisers, accountants, and estate planning firms pertaining to the provision of shareholder administrative services to their customers who are the beneficial owners of a Fund’s Advisor Shares or Service Shares in consideration for a fee, computed daily and paid monthly in the manner set forth in the Service Plans at the annual rate of up to 0.10% of the NAV attributable to each Funds’ Advisor Shares held by an entity’s customers or plan participants and at the annual rate of up to 0.25% of the NAV attributable to each Funds’ Service Shares held by an entity’s customers or plan participants.

Services under the Services Plans may include:

(i)                                     aggregating and processing purchase and redemption requests from customers for Advisor Shares and placing net purchase and redemption orders with the Underwriter or Transfer Agent;

(ii)                                  providing customers with a service that invests the assets of their accounts in Advisor Shares pursuant to specific or pre-authorized instructions;

(iii)                               processing dividend payments from the Funds and assisting customers in changing dividend options, account designations and addresses;

(iv)                              providing information periodically to show customers their positions in Advisor Shares;

(v)                                 arranging for bank wires;

(vi)                              responding to customer inquiries relating to the services performed by the financial intermediary;

(vii)                           providing subaccounting with respect to Advisor and Service Shares beneficially owned by customers;

(viii)                        if required by law, forwarding or causing to be forwarded shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements, and dividend, distribution, and tax notices) to customers;

(ix)                              delivering prospectuses and confirmations in respect of any transactions in shares by customers;

(x)                                 receiving, tabulating, and transmitting proxies executed by customers; and

(xi)                              providing such other similar services as the Trust may reasonably request to the extent permissible under applicable statutes, rules, or regulations.  Upon request, provide customers a schedule of any fees that may be charged to them by the financial intermediary relating to the investment of their assets in Advisor or Service Shares.

Payments under the Services Plan may be made to any party, including the Adviser, or an affiliated person thereof, to reimburse that party (“Reimbursement Payments”) for payments, including advance payments made by that party to a financial institution, retirement plan provider or trustee, and similar entities in respect of personal shareholder services, maintenance of shareholder accounts, and/or shareholder administrative services rendered (or to be rendered in the future) to holders of Shares.  Such Reimbursement Payments made in respect of any class of Shares shall not exceed the annual rates described above in respect of the applicable share class.

Shareholder servicing agreements between the Trust and financial institutions are terminable, without penalty, at any time by the Trust (which termination may be by vote of a majority of the Trustees) or by the financial institution upon notice to the Trust.

PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Funds.  The Adviser purchases portfolio securities either directly from the issuer or from an underwriter or broker and/or dealer making a market in the securities involved.  Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price.  Transactions on stock exchanges involve the payment of negotiated brokerage commissions.  There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.

For the last three fiscal years, the Funds did not pay brokerage commissions to any affiliated broker.

While the Adviser generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction.  Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders.  Under the Advisory Agreement, pursuant to Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to negotiate and pay higher brokerage commissions in exchange for research services rendered by broker-dealers.  Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds.  Such research services may include research reports on companies, industries and securities; economic and financial data; financial publications; computer databases; market data and trade analytics, computer software and other services.

Nevertheless, research services are only one of many factors considered in selecting broker-dealers.  Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Funds.  Such information may be useful to the Adviser in serving the Funds or other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligation to the Funds.

Portfolio securities will not be purchased from or sold to the Trust’s Adviser, Underwriter, or any “affiliated person” (as such term is defined under the 1940 Act) with any of them acting as principal, except to the extent permitted by the SEC.  In addition, a Fund will not give preference to the Adviser’s affiliates with respect to such transactions, securities, savings deposits and repurchase agreements.

Each Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers.  The value of each Fund’s aggregate holdings of securities of its regular broker-dealers as of May 31, 2014 is as follows:

Fund Name	Issuer		Value of Fund’s Aggregate Holdings of Issuer
Institutional Government Money Market Fund	Deutsche Bank Securities Inc.		$9,000,000
	Bank of America Securities LLC		$8,058,000
	HSBC Securities (USA), Inc.		$8,000,000
	TD Securities (USA) LLC		$8,000,000
Institutional Money Market Fund	HSBC Securities (USA), Inc.		$61,992,000
	Deutsche Bank Securities, Inc.		$41,000,000
	Goldman Sachs & Co	.	$39,000,000
	Banc of America LLC		$34,895,000
	JP Morgan Chase		$24,062,000
	UBS Securities		$6,997,000
Institutional Treasury Money Market Fund	Deutsche Bank Securities, Inc.		$30,000,000
	HSBC Securities (USA), Inc.		$30,000,000
	Bank of America Securities LLC		$26,000,000
	UBS Securities		$26,000,000
	TD Securities (USA) LLC		$20,000,000

The Adviser has agreed to maintain a policy and practice of conducting its investment management activities independently of the respective commercial departments of all of the Adviser’s affiliates.  In making investment decisions for the Funds, the Adviser’s personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Funds’ accounts are customers of the commercial departments of any of the Adviser’s affiliates.

Investment decisions for a Fund are made independently from those for the other funds and for other investment companies and accounts advised or managed by the Adviser.  Such other funds, investment companies and accounts may also invest in the same securities as a Fund.  When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account.  In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or sold by the Fund.  In connection therewith, and to the extent permitted by law, and by the Advisory Agreement, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or advisory clients.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, with offices at 500 College Road East, Princeton, NJ 08540, serves as the Independent Registered Public Accounting Firm for the Funds.  The independent registered public accounting firm provides services including (i) audits of the annual financial statements; and (ii) review of certain documents in connection with SEC filings.  The financial highlights for the Funds included in the Prospectus and the financial statements for the Funds contained in the Trust’s 2014 Annual Report, are incorporated by reference into this SAI and were audited by Deloitte & Touche LLP.

COUNSEL

Ropes & Gray LLP, with offices at 800 Boylston Street, Boston, Massachusetts 02199-3600, is counsel to the Trust.  Schiff Hardin, LLP with offices at 901 K Street, NW, Suite 700, Washington, DC 20001, is counsel to the Independent Trustees.  Greenberg Traurig, LLP, with offices at 1007 North Orange Street, Suite 1200, Wilmington, Delaware 19801, acts as special Delaware counsel for the Trust with respect to certain matters under Delaware law.

ADDITIONAL INFORMATION

Description of Shares

The Trust is a Delaware statutory trust.  The Trust’s Agreement and Declaration of Trust authorizes the Board to issue an unlimited number of shares of beneficial interest and to classify or reclassify any issued or unissued shares of the Trust into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.  Any such classification or reclassification will comply with the provisions of the 1940 Act.  Pursuant to such authority, the Board has authorized the issuance of the classes or series of shares set forth in the Prospectus, including classes or series which represent interests in the Funds as follows, and as further described in this SAI and the related Prospectus:

Institutional Government Money Market Fund:	Institutional Shares
Advisor Shares
Service Shares

Institutional Money Market Fund:	Institutional Shares
Advisor Shares
Service Shares

Institutional Treasury Money Market Fund:	Institutional Shares
Advisor Shares
Service Shares

The Trust’s shares have no pre-emptive rights and only such conversion or exchange rights as the Board may grant in their discretion. When issued for payment, as described in the Prospectus, a Fund’s shares will be fully paid and non-assessable. In the event of the liquidation or dissolution of the Trust or an individual fund, shareholders of a Fund are entitled to receive the assets available for distribution belonging to the particular Fund at a proportionate distribution based on the relative asset values of the respective Fund, of any general assets of the Trust not belonging to any particular Fund which are available for distribution.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the shareholders of the outstanding voting securities in an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by holders of a majority of the outstanding shares of each Fund affected by such matter. Rule 18f-2 further provides that a Fund will be deemed to be affected by a matter, unless it is clear that the interest of each Fund in the matter is substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Funds voting without regard to a particular fund.

Shareholders are entitled to one vote for each full Share and a fractional vote for each fractional Share held by such shareholder.  Shareholders shall not be entitled to cumulative voting in the election of Trustees or on any other matter.

The Trust does not intend to hold annual shareholder meetings except as may be required by the 1940 Act. The Trust’s bylaws provide that a meeting of shareholders for the purpose of electing Trustees may also be called by the chairperson of the Board, or shall be called by the president or any vice president of the Trust, upon written request of shareholders holding not less than 10% of the outstanding shares of the  Funds entitled to vote, provided that the shareholders requesting such meeting shall have paid the Trust the reasonable estimated cost of preparing and mailing the notice thereof, which an authorized officer of the Trust shall determine and specify to such shareholders.

The Trust’s Agreement and Declaration of Trust authorizes the Board, without shareholder approval (unless otherwise required by applicable law) to (a) sell and convey the assets of a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their NAV and which may be cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the assets belonging to a class of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their NAV; or (c) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares of the Trust if the Board reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any class to be redeemed at their NAV or converted into shares of another class of the Trust’s shares at their NAV. However, the exercise of such authority by the Board may be subject to certain restrictions under the 1940 Act. The Board may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.

Vote of a Majority of the Outstanding Shares

As used in this SAI, “vote of a majority of the outstanding shares” of the Trust or a Fund means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of:  (a) 67% or more of the votes of shareholders of the Trust or a Fund, present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or a Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Trust or a Fund.

MISCELLANEOUS

Individual Trustees are elected by the shareholders and, subject to removal by a vote of two-thirds of the Board, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals.  Individual Trustees may be removed by vote of the shareholders voting not less than a majority of the shares outstanding cast in person or by proxy at a meeting called for that purpose, or by a written declaration signed by the shareholders voting not less than two-thirds of the shares then outstanding.

The assets belonging to a Fund include the consideration received by the Trust upon the issuance of shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to the Fund.  In determining a Fund’s NAV, assets belonging to a Fund are charged with the liabilities with respect to that Fund.

Persons owning 25% or more of the outstanding shares of the Fund may be deemed to “control” (as that term is defined in the 1940 Act) the Fund.  Through the exercise of voting rights with respect to shares of a Fund, those persons may have the ability to control the outcome of matters requiring the approval of shareholders of a Fund.

As of September 2, 2014, the following persons owned of record, or are known by the Funds to own beneficially, 5 percent or more of any class of the outstanding shares of the Funds of the Trust:

FUND NAME AND CLASS/ SHAREHOLDER	SHARES OUTSTANDING	PERCENTAGE

ADVANTAGE INSTITUTIONAL MONEY MARKET ADVISOR SHARES

SAXON & CO PHILADELPHIA PA 19182-0001	248,006,619.220	71.07%

PNC TREASURY MANAGEMENT CASH SWEEP FBO PNC CASH SWEEP CLIENTS ATTN: MICHAEL HOULIHAN PITTSBURGH PA 15222-2722	100,976,436.470	28.93%

ADVANTAGE INSTITUTIONAL MONEY MARKET INSTITUTIONAL SHARES

SAXON & CO PHILADELPHIA PA 19153-3111	1,292,589,058.660	82.62%

HARE & CO 2 EAST SYRACUSE NY 13057-1382	108,208,135.950	6.92%

ADVANTAGE INSTITUTIONAL MONEY MARKET SERVICE CLASS

PROFESSIONAL FUNDS DISTRIBUTOR, LLC BERWYN PA 19312	10.000	100%

ADVANTAGE INSTITUTIONAL TREASURY MONEY MARKET ADVISOR SHARES

SAXON & CO PHILADELPHIA PA 19182-0001	20,393,088.630	100%

ADVANTAGE INSTITUTIONAL TREASURY MONEY MARKET INSTITUTIONAL SHARES

SAXON & CO PHILADELPHIA PA 19182-0001	144,676,963.470	98.38%

ADVANTAGE INSTITUTIONAL TREASURY MONEY MARKET SERVICE CLASS

SAXON & CO PHILADELPHIA PA 19182-0001	3,372,224.030	100%

ADVANTAGE INSTITUTIONAL GOVERNMENT MONEY MARKET ADVISOR SHARES

SAXON & CO PHILADELPHIA PA 19182-0001	12,316,026.310	100%

ADVANTAGE INSTITUTIONAL GOVERNMENT MONEY MARKET INSTITUTIONAL SHARES

SAXON & CO PHILADELPHIA PA 19182-0001	59,593,918.610	79.87%

PNC GOVERNMENT MONEY MARKET FUND CLEVELAND OH 44114-2332	15,016,998.630	20.13%

ADVANTAGE INSTITUTIONAL GOVERNMENT MONEY MARKET SERVICE CLASS

PROFESSIONAL FUNDS DISTRIBUTOR, LLC BERWYN PA 19312	10.000	100%

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Issue Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

A-1 — A short-term obligation rated ‘A-1’ is rated the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 — A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C — A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D — A short-term obligation rated ‘D’ is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Ratings - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Ratings assigned on Moody’s Investors Service (“Moody’s”) ‘s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

F1 — Highest short-term credit quality.  Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Good short-term credit quality.  Good intrinsic capacity for timely payment of financial commitments.

F3 — Fair short-term credit quality.  The intrinsic capacity for timely payment of financial commitments is adequate.

B — Speculative short-term credit quality.  Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C — High short-term default risk.  Default is a real possibility.

RD — Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Typically applicable to entity ratings only.

D — Default.  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

R-1 (high) — Highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.

R-1 (middle) — Superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from R-1 (high) by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.

R-1 (low) — Good credit quality.  The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

R-2 (high) — Upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

R-2 (middle) — Adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

R-2 (low) — Lower end of adequate credit quality.  The capacity for payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

R-3 — Lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

R-4 — Speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

R-5 — Highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

D — When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”. See Default Definition for more information.

Long-Term Issuer Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issuers:

AAA — An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments.  ‘AAA’ is the highest issuer credit rating assigned by Standard & Poor’s.

AA — An obligor rated ‘AA’ has very strong capacity to meet its financial commitments.  It differs from the highest-rated obligors only to a small degree.

A — An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB — An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC and CC — Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics.  ‘BB’ indicates the least degree of speculation and ‘CC’ the highest.  While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB — An obligor rated ‘BB’ is less vulnerable in the near term than other lower-rated obligors.  However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B — An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments.

CCC — An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC — An obligor rated ‘CC’ is currently highly vulnerable. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time of default.

R — An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D — An obligor rated ‘SD’ (selective default) or  ‘D’ is in default on one or more of its financial obligations including rated and unrated financial obligations but excluding hybrid instruments classified as regulatory capital or in non-payment according to terms. An obligor is considered in default  unless Standard & Poor’s believes that such payments will be made within five business days of the due date in the absence of a stated grace period, or within the earlier of the stated grace period or 30 calendar days. A ‘D’ rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due.  An ‘SD’ rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. An obligor’s rating is lowered to ‘D’ or ‘SD’ if it is conducting a distressed exchange offer.

NR — An issuer designated ‘NR’ is not rated.

*The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Local Currency and Foreign Currency Ratings - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

The following summarizes the ratings used by Moody’s for long-term debt:

Aaa — Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

The following summarizes long-term ratings used by Fitch:

AAA — Highest credit quality.  AAA ratings denote the lowest expectation of default risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Very high credit quality.  AA ratings denote expectations of very low default risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A — High credit quality.  A ratings denote expectations of low default risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Good credit quality.  BBB ratings indicate that expectations of default risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Highly speculative.  B ratings indicate that material default risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Substantial credit risk. Default is a real possibility.

CC — Very high levels of credit risk.  Default of some kind appears probable.

C — Exceptionally high levels of credit risk.  Default is imminent or inevitable, or the issuer is in standstill.

Conditions that are indicative of a ‘C’ category rating for an issuer include:

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c. Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD — Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

a. the selective payment default on a specific class or currency of debt;

b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d. execution of a distressed debt exchange on one or more material financial obligations.

D — Default. ‘D’ ratings indicate  an issuer that in Fitch ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable.  This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default.  Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

The following summarizes the ratings used by DBRS for long-term debt:

AAA — Highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AA — Superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from AAA only to a small degree.  Unlikely to be significantly vulnerable to future events.

A — Good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

BBB — Adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

BB — Speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

B — Highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

CCC/ CC/ C — Very highly speculative credit quality.  In danger of defaulting on financial obligations.  There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range.  Obligations in respect of which default has not technically taken place is considered inevitable may be rated in the C category.

D — When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”. See Default Definition for more information.

“(high)”, “(low)” — All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”.  The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.

Municipal Short-Term Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•  Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•  Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1 — Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — Speculative capacity to pay principal and interest.

Moody’s Municipal Investment Grade (“MIG”) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.  The following summarizes the ratings used by Moody’s for these short-term obligations:

MIG1 — This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG2 — This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG3 — This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (“VMIG”) scale. The rating transitions on the VMIG scale, as shown in the diagram below, differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG1 — This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG2 — This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG3 — This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG — This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The analyses, including ratings, of Standard & Poor’s and its affiliates (together, Standard & Poor’s) are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch Ratings’ credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  The agency’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

APPENDIX B

POLICY 406:  PROXY VOTING

Introductory Note:  Under Section 206(4) of the Advisers Act, an adviser has a fiduciary duty to act in the best interests of its clients with respect to all services undertaken on the client’s behalf, including proxy voting.  Moreover, the right to vote a security belongs to the client and should generally be exercised.  To satisfy its fiduciary duty, the adviser must vote proxies on behalf of clients and cast the proxy votes in a manner consistent with the best interest of its clients.

An adviser may have a number of conflicts that can affect how it votes proxies on behalf of clients. The following are examples of situations where a conflict of interest may exist:

(i)                                     An adviser (or its Affiliate) may manage a pension plan, administer employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to a company whose management is soliciting proxies;

(ii)                                  An adviser may have business or personal relationships with participants in proxy contests, corporate directors or candidates for directorships. For example, an executive of the adviser may have a spouse or other close relative who serves as a director or executive of a company; or

(iii)                               An adviser believes that a failure to vote in favor of management’s recommendations may harm the adviser’s relationship with the company.

Advisers Act Rule 206(4)-6 was designed to prevent material conflicts of interest from affecting the manner in which advisers vote clients’ proxies.

Requirement:  As stated above an adviser has a fiduciary duty to exercise its voting authority in a manner consistent with the best interest of its clients.  Under ERISA, an adviser must adhere to similar fiduciary standards and responsibilities with respect to all accounts that are subject to ERISA.

Advisers Act Rule 206(4)-6 makes it a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of Section 206(4) of the Act for an Adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

Policy:

I.                                                                Voting Authority

Each investment management agreement shall specify that PCA shall be responsible for voting proxies for its clients unless, by agreement with PCA, the client or another party, such as a trustee or named fiduciary, has expressly reserved the authority to vote proxies for the client’s account.

With respect to securities over which PCA has voting authority:

A.                                    PCA shall cast the proxy votes in a manner consistent with the best interest of its clients; and

B.                                    PCA may refrain from casting a vote in certain circumstances where:  (i) the Firm believes that refraining from voting is in the best interests of its clients; (ii) a client directs PCA to refrain from voting with respect to that client’s securities; or (iii) casting the vote would be unduly burdensome.

II.                                                           Proxy Voting Guidelines and Procedures

PCA’s Proxy Voting Committee (the “Committee”) shall adopt and implement written proxy voting policies and procedures that are reasonably designed to ensure that PCA votes proxies in the best interest of its clients.  PCA’s Proxy Voting Procedures include an attachment of guidelines used by PCA to vote certain matters, (“the Guidelines”). At a minimum, the Guidelines shall address how PCA will vote proxies (or what factors it will take into consideration) when voting on matters, such as: (i) changes in corporate governance structures; (ii) adoption or amendments to compensation plans (including stock options); (iii) matters involving social issues or corporate responsibility; and, (iv) matters related to mutual funds, such as approval of advisory contracts, distribution plans (“12b-1 plans”), and mergers.  PCA’s Proxy Voting Procedures shall also include a provision on how the Firm identifies, and seeks to avoid or mitigate material conflicts of interest related to proxy voting.

The Committee may, from time to time, request information from PCA Investment Teams to assist the Committee in determining how to vote on a particular issue.  Any unsolicited attempt by any employee, officer, or director of PCA or its Affiliates to influence the Committee or any of its members in determining how to vote on a particular issue shall be reported in writing to the Committee. Any such action may be considered a breach of PCA Code of Ethics. The Committee shall determine whether such action must be reported to PNC Legal.

III.                                                      Conflicts of Interest

The Committee shall seek to identify material conflicts of interest during the voting process, and take steps to avoid or manage those conflicts.  The Committee shall document any actions taken to avoid or manage the conflict of interest.

A.                                    Identifying Conflicts

Committee members shall disclose to the Committee any conflicts of interest in which they believe would impair their independence or judgment in deciding how to vote proxies.  The Committee may determine, at its discretion, whether additional action is necessary to determine whether Committee members may have conflicts of interests that would affect their ability to vote proxies in the best interest of the clients.

B.                                    Managing Conflicts Generally

If the Committee identifies a particular and material conflict of interest during the voting process, the Committee shall:  (i) defer to the voting recommendation of an independent third party provider of proxy services; (ii) ask an independent fiduciary to vote the proxy; or (iii) disclose the conflict to the client and vote the proxy according to the client’s instructions.

C.                                    Managing Conflicts Specific to Committee Members

If the Committee identifies a particular and material conflict of interest related to a specific Committee member, the Committee shall exclude the Committee member from voting on a particular issue or issues.

D.            Managing Conflicts Specific to Voting Shares of the Funds

If a PCA client owns shares in PNC Funds and/or PNC Advantage Funds (e.g., the PNC Target Date Funds), The Committee will vote in the same proportion as the votes of the other shareholders of the underlying fund. This is known as “echo voting” and is designed to avoid any potential for a conflict of interest. This same process will be followed with respect to any PNC Funds and PNC Advantage Funds owning shares in other PNC Funds and PNC Advantage Funds.

IV.                                                       Client Disclosures

PCA shall make the following disclosures required under Rule 206(4)-6 in PCA’s Form ADV, Part 2:

A.                                    A description of PCA’s proxy voting procedures to its clients;

B.                                    Instructions on how clients may obtain a copy of PCA’s proxy voting procedures on request; and

C.                                    Instructions on how clients may obtain information on how PCA voted their proxies.

References to Related Policies & Procedures:

PCA

Policy 602:  Record Retention

Policy 801:  Form ADV Amendments and Delivery

Proxy Voting Procedures

PCA Proxy Guidelines

PNC/PNC Advantage Funds

Funds’ policies relating to Proxy Voting

Exhibit A

PNC Capital Advisors, LLC

Summary Proxy Voting Guidelines

November 15, 2010

Amended February 2, 2011

Amended February 22, 2012(1)

Amended May 14, 2012

Amended June 4, 2012

Amended September 11, 2012

1.                                      OPERATIONAL ISSUES

The Committee recommends voting FOR matters such as the following, as long as the Committee considers the proposals to be reasonable by industry standards and not for the purpose of management entrenchment:

•                  Election of Directors in a non-contested election

•                  Ratifying Auditors

•                  Company name changes

•                  Stock splits

•                  Changing annual meeting date or location

•                  Changing state of incorporation

•                  Changing bylaws or charter that are of a housekeeping nature (updates or corrections)

•                  Allowing shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible

The Committee recommends generally voting AGAINST matters such as the following:

•                  Reducing quorum requirements for shareholder meetings below a majority of the shares outstanding absent a compelling reason.

•                  Shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable

•                  Approving “other business” when it appears as voting item, when no further details are provided

The Committee recommends generally voting on a CASE-BY-CASE BASIS(2) matters such as the following;

•                  Increasing or decreasing amounts of authorized stock

•                  Changing terms of authorized stock

•                  Changing size of board

2.                                      BOARD OF DIRECTORS

Voting, Board Composition and Control Issues

The Committee favors the following resolutions, as long as the proposal is reasonable by industry standards, that: (i) improve shareholder democracy; (ii) reduce the likelihood of management entrenchment or conflict-of-interest; or (iii) are likely to make management more responsive to the concerns of institutional shareholders. Therefore:

(1)  Policy changes implemented at ISS March 7, 2012.

(2)  “CASE-BY-CASE BASIS” voting correlates to PCA votes on a case-by-case basis in line with ISS recommendation.

The Committee recommends a vote FOR:

•                  Confidential voting

•                  Independent Audit Committees

•                  Independent Nominating Committees

•                  Independent Compensation Committees

•                  Requiring information on proponents of shareholder resolutions

•                  Fixing the board size or designating a range for the board size

•                  Repealing classified boards and electing all directors annually

•                  Reduction of the par value of common stock

•                  Implementing a reverse stock split when the number of authorized shares will be proportionately reduced

•                  Implementing a reverse stock split to avoid delisting

•                  Instituting open-market share repurchase plans in which all shareholders may participate on equal terms

•                  Increasing the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as considered reasonable in the opinion of the Committee

•                  Shareholder proposals asking that any future poison pill be put to a shareholder vote.*

•                  Proposals to lower supermajority voting requirements.

•                  Management proposals requiring a majority for election of directors**.

*Management proposals to ratify a poison pill should be considered by the Committee on a case-by-case basis.

**Shareholder proposals requiring a majority for election of directors should be considered by the Committee on a case-by-case basis.

The Committee recommends voting FOR Shareholder Advisory Committees, or other attempts to involve shareholders or other constituencies directly in board decision making Targeted share placements (Placing blocks of securities with friendly third parties).

The Committee recommends a vote AGAINST:

•                  Classifying the board

•                  Proposals requiring supermajority voting

•                  Proposals to eliminate cumulative voting*

•                  Repricing of “underwater” options

•                  Shareholder proposals to impose a mandatory retirement age for outside directors

•                  “Fair Price” provisions requiring greater than a majority vote of all shares.

* The Committee should consider a vote against cumulative voting if a company has a strong record of recognizing shareholder rights, or when a shareholder proposal is made by an entity which is likely to be counterproductive to shareholder value.

The Committee recommends a vote on a CASE-BY-CASE-BASIS:

•                  Creation of “declawed” blank check preferred stock (stock that cannot be used as a takeover defense)

•                  Creation of preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

•                  Creation of a new class of nonvoting or subvoting common stock if: (i) it is intended for financing purposes with minimal or no dilution to current shareholders and (ii) it is not designed to preserve the voting power of an insider or significant shareholder

•                  Creation of Blank check preferred stock

•                  Preemptive rights

•                  Proposals giving shareholders the right to call special meetings

•                  Age or term limits for directors

•                  Proposals to separate the Chairman and CEO positions

•                  Greenmail

•                  Limiting shareholders’ right to act by written consent

•                  Proposals for the same person to hold both Chairman and CEO positions

•                  Required representation of specific gender, race, or interest groups on board

•                  Election of censors (primarily noted in French companies)(3)

•                  Election of statutory auditors (primarily noted in Japanese companies) (3)

With respect to specific issues relating to director and officer indemnification and liability protection, the Committee recommends voting as follows:

The Committee recommends voting FOR:

•                  Restoring shareholder ability to remove directors with or without cause.

•                  Permitting shareholders to elect directors to fill board vacancies.

•                  Requiring that a majority or more of directors be independent.

The Committee recommends voting AGAINST:

•                  Eliminating entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

•                  Shareholder proposals requiring two candidates per board seat.

•                  Allowing only continuing directors may elect replacements to fill board vacancies.

•                  Proposals that directors may be removed only for cause.

•                  Shareholder proposals to limit the tenure of outside directors.

•                  Mandating a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board

Proxy Contests

The election of directors in a contested election will be a REFER item sent to the Committee to evaluate on a case by case basis.

Succession Planning

Proposals seeking disclosure on a CEO succession planning policy will be voted IN LINE WITH MANAGEMENT(4).

Establish Other Board Committee

Shareholder proposals to establish a new board committee will be a REFER item sent to the Committee to evaluate on a case by case basis.

Exclusive Venue

Management proposals designating an exclusive venue for adjudicating legal matters will be a REFER item sent to the Committee to evaluate on a case by case basis.

3.                                      MERGERS AND CORPORATE RESTRUCTURINGS

Appraisal Rights

The Committee recommends voting FOR proposals to restore, or provide shareholders with, rights of appraisal.

(3)  Policy changes implemented at ISS June 4, 2012.

(4)  Policy changes implemented at ISS September 12, 2012.

Golden Parachutes

The Committee recommends voting on a CASE BY CASE BASIS proposals to approve the company’s golden parachute compensation in an acquisition, merger, consolidation, or proposed sale.

Mergers & Acquisitions

The Committee will have each merger and acquisition sent to the Committee as a REFER item.

Reorganization / Restructuring Plan

Proposals to common shareholders on bankruptcy plans of reorganization will be sent to the Committee as a REFER item.

Asset Sales

Asset Sales will be sent to the Committee will be a REFER item sent to the Committee to evaluate on a case by case basis.

Spin Offs

Spin Offs will be sent to the Committee will be a REFER item sent to the Committee to evaluate on a case by case basis.

Scheme of Arrangement

Scheme of Arrangements will be sent to the Committee will be a REFER item sent to the Committee to evaluate on a case by case basis.

Related-Party Transactions (“RPTs”)

Shareholder approval of Related-Party Transactions (“RPTs”) will be a REFER item sent to the Committee to evaluate on a case by case basis. (3)

Adjourn Meeting

The Committee recommends voting on a CASE BY CASE BASIS proposals to adjourn a meeting.(4)

4.                                      STATE OF INCORPORATION

Control Share Acquisition Provisions

The Committee recommends voting FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

The Committee recommends voting FOR proposals to restore voting rights to the control shares.

The Committee recommends voting AGAINST proposals to amend the charter to include control share acquisition provisions.

Control Share Cashout Provisions

The Committee recommends voting FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

The Committee recommends voting FOR proposals to restore voting rights to the control shares.

The Committee recommends voting AGAINST proposals to amend the charter to include control share acquisition provisions.

Disgorgement Provisions

The Committee recommends voting FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions

Generally, the Committee recommends voting CASE BY CASE fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freezeout Provisions

The Committee recommends voting FOR proposals to opt out of state freezeout provisions.

Stakeholder Provisions

The Committee recommends voting AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

5.                                      EXECUTIVE AND DIRECTOR COMPENSATION

The Committee generally favors compensation programs that relate management compensation to long-term performance.

As long as the Committee considers them to be reasonable by industry standards and have been approved by a compensation committee composed of independent directors, the Committee recommends voting on a CASE-BY-CASE BASIS advisory votes on executive compensation on:

•                  Stock option plans

•                  Restricted stock bonus plans

•                  Director stock ownership proposals

•                  Executive compensation proposals

The Committee recommends voting on a CASE-BY-CASE BASIS advisory votes on executive compensation, Management Say on Pay.

Say-On-Pay Frequency Vote

The Committee recommends voting FOR annual advisory votes on compensation.

Claw-back Provision (Compensation Recovery Policies)

The Committee generally favors voting on a CASE-BY-CASE BASIS shareholder proposals requesting adoption of policy that seeks to recoup bonuses/awards in the event of a significant negative restatement of financial results. The Committee recommends considering, on a case-by-case basis, such shareholder proposals if the company has a history of negative material restatements and/or if the company has already adopted a formal claw-back policy.

Stock Plans in Lieu of Cash

The Committee recommends voting FOR plans which provide a dollar-for-dollar cash for stock exchange.

Director Retirement Plans

The Committee recommends voting AGAINST retirement plans for nonemployee directors.

The Committee recommends voting FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

Employee Stock Purchase Plans

The Committee recommends voting FOR employee stock purchase plans where all of the following apply:

•                  Purchase price is at least 85 percent of fair market value

•                  Offering period is 27 months or less, and

•                  Potential voting power dilution (VPD) is ten percent or less.

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

The Committee recommends voting FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

The Committee recommends voting FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

The Committee will generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)

The Committee recommends voting FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans

The Committee recommends voting FOR proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay

The Committee recommends voting AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

The Committee recommends voting AGAINST shareholder proposals requiring director fees be paid in stock only.

The Committee recommends voting FOR shareholder proposals to put option repricings to a shareholder vote.

The Committee recommends voting FOR shareholder proposals that require management to adopt an advisory vote of shareholders for compensation practices.

The Committee recommends voting on a CASE-BY-CASE BASIS advisory votes on executive compensation, Shareholder Say on Pay.(5)

Golden Coffins / Executive Death Benefits

The Committee recommends voting on a CASE-BY-CASE BASIS proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation.

Hold Equity Past Retirement or for a Significant Period of Time

The Committee recommends voting on a CASE-BY-CASE BASIS shareholder proposals asking companies to adopt policies requiring senior executive officers to retain all or a significant portion of the shares acquired through compensation plans.

Supplemental Executive Retirement Plans (SERPs)

Shareholder proposals requesting extraordinary benefits contained in SERP agreements are put to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans will be a REFER item sent to the Committee to evaluate on a case by case basis.

Shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan will be a REFER item sent to the Committee to evaluate on a case by case basis.

Tax Gross-Up Proposals

Proposals that seek to adopt a policy of not providing tax gross-up payments to executives will be a REFER item sent to the Committee to evaluate on a case by case basis.

(5)  Shareholder Say on Pay implemented at ISS on May 14, 2012.

Elimination of Acceleration of Equity

The Committee recommends voting on a CASE-BY-CASE BASIS shareholder proposals seeking a policy requiring termination of employment prior to severance payment, and eliminating accelerated vesting of unvested equity.

Golden and Tin Parachutes

The Committee recommends voting on a CASE-BY-CASE BASIS executive severance agreements (golden parachutes) triggered by a change in control if the following conditions are met: the benefit does not exceed relevant IRS guidelines, which are currently an amount equal to three times an executive’s annual compensation (salary and bonus), and the benefit has been approved by the company’s compensation committee.

6.                                      SOCIAL AND ENVIRONMENTAL ISSUES

Consumer Issues and Public Safety

As a general matter, the Committee recommends a vote AGAINST shareholder resolutions that seek to further specific social policies by:

•                  Requiring reports that go beyond standard industry practice.

•                  Restricting the company’s ability to do business in any location or with any particular group.

•                  Imposing any other constraints on matters normally left to the business judgment of management or the board of directors.

7.                                      ENVIRONMENTAL AND ENERGY

Environmental Reports

Generally vote FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming

Generally vote FOR reports on the level of greenhouse gas emissions from the company’s operations and products, unless the report is duplicative of the company’s current environmental disclosure and reporting or is not integral to the company’s line of business. However, additional reporting may be warranted if:

•                  The company’s level of disclosure lags that of its competitors, or

•                  The company has a poor environmental track record, such as violations of federal and state regulations.

Hydraulic Fracturing

Generally vote FOR proposals requesting greater disclosure of a company’s hydraulic fracturing operations.

Recycling

Generally vote FOR proposals to report on an existing recycling program.

Proposals requesting the adoption of recycling programs will be a REFER item sent to the Committee to evaluate on a case by case basis.

8.                                      GENERAL CORPORATE ISSUES

Charitable/Political Contributions

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•                  The company is in compliance with laws governing corporate political activities, and

•                  The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

The Committee recommends voting AGAINST proposals to report or publish in newspapers the company’s political contributions. Federal and state laws have reporting requirements.

The Committee recommends voting AGAINST proposals disallowing the company from making political contributions.

The Committee recommends voting AGAINST proposals restricting the company from making charitable contributions.

The Committee recommends voting AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company

The Committee recommends voting AGAINST proposals to improve the disclosure of a company’s political contributions and trade association spending.

Lobbying

The Committee recommends voting AGAINST proposals requesting information on a company’s lobbying activities, including direct lobbying as well as grassroots lobbying activities.

9.                                      LABOR STANDARDS AND HUMAN RIGHTS

China Principles

The Committee recommends voting on a CASE-BY-CASE BASIS proposals to implement the China Principles unless:

•                  There are serious controversies surrounding the company’s China operations, and

•                  The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

10.                               MILITARY BUSINESS

Foreign Military Sales/Offsets

The Committee recommends voting AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Nuclear Weapons

The Committee recommends voting AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

11.                               WORKPLACE DIVERSITY

Board Diversity

The Committee recommends voting on a CASE-BY-CASE BASIS reports on the company’s efforts to diversify the board, unless:

•                  The board composition is reasonably inclusive in relation to companies of similar size and business or

•                  The board already reports on its nominating procedures and diversity initiatives.

Equal Employment Opportunity (EEO)

The Committee recommends voting on a CASE-BY-CASE BASIS reports outlining the company’s affirmative action initiatives unless all of the following apply:

•                  The company has well-documented equal opportunity programs

•                  The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

•                  The company has no recent EEO-related violations or litigation.

The Committee recommends voting on a CASE-BY-CASE BASIS proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling

The Committee recommends voting on a CASE-BY-CASE BASIS reports outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations, unless:

•                  The composition of senior management and the board is fairly inclusive

•                  The company has well-documented programs addressing diversity initiatives and leadership development

•                  The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

•                  The company has had no recent, significant EEO-related violations or litigation

Sexual Orientation

The Committee recommends voting on a CASE-BY-CASE BASIS proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

12.                               MUTUAL FUND PROXIES

Approve New Classes or Series of Shares

The Committee recommends voting FOR the establishment of new classes or series of shares.

Change Fundamental Investment Objective to Nonfundamental

The Committee recommends voting AGAINST proposals to change a fund’s fundamental investment objective to nonfundamental.

The Committee recommends voting AGAINST any of the following changes:

•                  Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

•                  Removal of shareholder approval requirement for amendments to the new declaration of trust

•                  Removal of shareholder approval requirement to make material changes to the fund’s management contract, such as increasing management fees; changes that are non-material include decreasing management fees, and changes to administrative responsibilities that do not have the effect of increasing total advisory and administrative fees under the contract

•                  Removal of shareholder approval requirement to change the domicile of the fund

Authorize the Board to Hire and Terminate Subadvisors Without Shareholder Approval

The Committee recommends voting FOR proposals authorizing the board of a registered investment company to hire/terminate subadvisers without shareholder approval when the registered investment company has applied for or received exemptive relief from the SEC.

PNC ADVANTAGE FUNDS

FORM N-1A

PART C - OTHER INFORMATION

ITEM 28.      EXHIBITS

(a)

Agreement and Declaration of Trust dated August 25, 2009 is incorporated herein by reference to Exhibit (a) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement filed on December 31, 2009 (“PEA No. 30”).

(b)		Bylaws of Registrant are incorporated herein by reference to Exhibit (b) to PEA No. 30.

(c)		See Article III and Article V of Registrant’s Agreement and Declaration of Trust, which is incorporated herein by reference to Exhibit (a) to PEA No. 30.

(d)

Advisory Agreement dated January 4, 2010 between PNC Capital Advisors, LLC and the Registrant on behalf of the Institutional Government Money Market, Institutional Money Market and Institutional Treasury Money Market Funds is incorporated herein by reference to Exhibit (d) to Post-Effective Amendment No. 31 to Registrant’s Registration Statement filed on July 30, 2010 (“PEA No. 31”).

(e)

Distribution Agreement among PNC Funds Distributor, LLC, the Registrant and PNC Funds dated July 2, 2012 is incorporated herein by reference to Exhibit (e) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement filed on September 28, 2012 (“PEA No. 36”).

(f)		Not Applicable.

(g)		Amended and Restated Custodian Services Agreement dated June 30, 2010 between Registrant and PFPC Trust Company is incorporated herein by reference to Exhibit (g) to PEA No. 31.

(h)	(1)

Transfer Agency Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.), dated June 30, 2010, is incorporated herein by reference to Exhibit (h)(1) to PEA No. 31.

(2)

Co-Administration and Accounting Services Agreement dated June 30, 2010 among Registrant, PNC Capital Advisors, LLC and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Exhibit (h)(2) to PEA No. 31.

	(3)	Money Market Fund Services Agreement to Co-Administration and Accounting Services Agreement dated July 31, 2011 is incorporated herein by reference to Exhibit (h)(3) to PEA No. 36.

	(4)	Shareholder Services Plan adopted by the Board of Trustees on August 29, 2012 related to Advisor Shares and Service Shares is incorporated herein by reference to Exhibit (h)(4) to PEA No. 36.

(i)		Opinion of Drinker Biddle & Reath LLP dated December 31, 2009 with respect to the validity of shares is incorporated herein by reference to Exhibit (i)(1) to PEA No. 30.

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(j)	(1)	Consent of Deloitte & Touche LLP, filed herewith.

	(2)	Consent of Ropes & Gray LLP, filed herewith.

(k)		Not Applicable.

(l)	(1)

Purchase Agreement between Registrant and Professional Funds Distributor, LLC, with respect to the Institutional Money Market Fund, is incorporated herein by reference to Exhibit (l) of Post-Effective Amendment No. 18 to Registrant’s Registration Statement filed on October 25, 2004.

	(2)

Purchase Agreement between Registrant and Professional Funds Distributor, LLC, with respect to the Institutional Government Money Market Fund and Institutional Treasury Money Market Fund is incorporated herein by reference to Exhibit (l)(2) to PEA No. 30.

	(3)	Purchase Agreement between Registrant and Sole Shareholder of the Registrant at its inception dated August 25, 2009 is incorporated herein by reference to Exhibit (l)(3) to PEA No. 30.

(m)		Not applicable.

(n)

Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement filed on September 28, 2009.

(p)	(1)

Combined Personal Trading Code of Ethics of PNC Capital Advisors, LLC, PNC Funds and PNC Advantage Funds is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 38 to Registrant’s Registration Statement filed on September 30, 2013 (“PEA No. 38”).

	(2)	Code of Ethics of PNC Funds Distributor, LLC, filed herewith.

(q)

Powers of Attorney with respect to Registrant for Stephen M. Todd, Dale C. LaPorte, Dorothy A. Berry, John G. Drosdick, Edward D. Miller, M.D., L. White Matthews, III, Jennifer E. Spratley and John F. Kernan, filed herewith.

ITEM 29.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The following entities may be considered to be under common control with the Registrant at the time of this filing:

PNC Funds;

International Growth Fund, L.P. (organized under the laws of Delaware and files separate financial statements)

PNC Funds has a Board of Trustees that is identical in composition to the Board of Trustees of the Registrant. PNC IG Fund GP, LLC is the general partner of International Growth Fund, L.P.  PNC Capital Advisors, LLC serves as the investment adviser for the Registrant and each of the entities listed above.  PNC Capital Advisors, LLC’s parent company, PNC Bank, National Association (“PNC Bank”), may be deemed to be the beneficial owner of one or more series of the Registrant and the entities listed above, for purposes of the federal securities laws, because PNC Bank possesses sole or shared voting power in excess of 25% of the voting securities of certain series of the Registrant and the entities listed above. PNC Bank does not, however, have any economic interest in such voting securities, which are held solely for the

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benefit of its customers. PNC Bank is a wholly-owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), a financial holding company regulated by the Board of Governors of the Federal Reserve System. In addition, PNC Investment Company LLC, a wholly-owned subsidiary of PNC, owns in excess of 50% of the voting securities of PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund, PNC Target 2050 Fund, PNC Mid Cap Index Fund and PNC Small Cap Index Fund (each a series of PNC Funds).

ITEM 30.      INDEMNIFICATION

Article VII of the Registrant’s Agreement and Declaration of Trust, a Delaware statutory trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations.  The Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a).

The Advisory Agreement provides that the investment adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from a breach of its fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment adviser or from reckless disregard by the investment adviser of its obligations or duties under the Advisory Agreement.  The Advisory Agreement is incorporated herein by reference to Exhibit (d) to PEA No. 31.

Indemnification of Registrant’s principal underwriter, custodian, administrators and transfer agent is provided for in Section 7 of the Distribution Agreement incorporated herein by reference to Exhibit (e) to PEA No. 36, Section 12 of the Amended and Restated Custodian Services Agreement incorporated herein by reference to Exhibit (g) to PEA No. 31, Section 11 of the Co-Administration and Accounting Services Agreement incorporated herein by reference to Exhibit (h)(2) to PEA No. 31, and Section 12 of the Transfer Agency Services Agreement incorporated herein by reference to Exhibit (h)(1) to PEA No. 31, respectively.

Registrant has obtained from a major insurance carrier a Trustee’s and Officer’s liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its Trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his or her willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of his or her reckless disregard of the duties involved in the conduct of his or her office or under his or her agreement with Registrant.

ITEM 31.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)                                 Investment Adviser: PNC Capital Advisors, LLC (the “Adviser”).

The Adviser was formed as a result of the merger of Allegiant Asset Management Company, previously known as National City Investment Management Company (“Allegiant”) and PNC Capital Advisors, Inc.  The Adviser performs investment advisory services for Registrant and certain other investment advisory customers.

Prior to September 30, 2009, Allegiant served as investment adviser to the Registrant.  Effective January 1, 2009, Allegiant became an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”).  Prior to such date, Allegiant was an indirect wholly owned subsidiary of National City Corporation.

To the knowledge of the Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for PNC, the parent company of the Adviser.  Set forth below are the names and principal businesses of the directors of the Adviser who are engaged in any other business, profession, vocation or employment of a substantial nature.  Information as to the directors and certain executive officers of the Adviser is also included in the Adviser’s Form ADV as filed with the SEC (File No. 801-70684) and is incorporated herein by reference.

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PNC CAPITAL ADVISORS, LLC

Name and Address	Position with Adviser	Other Business Connections	Type of Business
Mark McGlone One East Pratt Street — 5th Floor Baltimore, MD 21202	Director, President and Chief Investment Officer	President of PNC IG Fund GP, LLC, One East Pratt Street — 5th Floor, Baltimore, MD 21202	General Partner of a Private Fund
Bryan K. Garlock One PNC Plaza 249 Fifth Avenue Pittsburgh, PA 15222	Director	Executive Vice President & Chief Operating Officer, PNC Bank	Bank
Jennifer A. LaClair 1965 E. 6th Street Cleveland, OH 44114	Director	Executive Vice President and Chief Financial Officer, Asset Management Group and Retail Bank divisions of PNC Bank	Bank
Orlando C. Esposito 1600 Market Street, 3rd Floor Philadelphia, PA 19103	Director	Executive Vice President, PNC Bank; Head of PNC Asset Management Group division of PNC Bank	Bank
Alistair Jessiman 1600 Market Street, 30th Floor Philadelphia, PA 19103	Director	Executive Vice President, PNC Bank; Managing Executive, PNC AMG	Bank

Item 32.                                                  Principal Underwriter

Item 32(a)                                    As of September 26, 2014, PNC Funds Distributor, LLC (the “Distributor”) continues to serve as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.              PNC Funds

2.              PNC Advantage Funds

Item 32(b)                                      The following are the Officers and Managers of the Distributor, the Registrant’s underwriter.  The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	President	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Meredith F. Henning	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None

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Name	Address	Position with Underwriter	Position with Registrant
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

Item 32(c)                                       Not applicable.

ITEM 33.      LOCATION OF ACCOUNTS AND RECORDS

(1)                    PNC Capital Advisors, LLC (the “Adviser”), 1900 East 9th Street, 14th Floor, Cleveland, Ohio, 44114 and One East Pratt Street — 5th Floor, Baltimore, Maryland 21202 and PNC, Trust Operations, 4100 West 150th Street, Cleveland, Ohio 44135 (records relating to their functions as investment adviser and co-administrator).

(2)                     The Bank of New York Mellon, One Wall Street, New York, NY 10286 (records relating to its function as custodian).

(3)                    BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, DE 19809 (Registrant’s Agreement and Declaration of Trust, Bylaws, Minute Books and records relating to its function as co-administrator and transfer agent).

(4)                    PNC Funds Distributor, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 and 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312 (records relating to its function as distributor).

ITEM 34.      MANAGEMENT SERVICES

Not Applicable.

ITEM 35.      UNDERTAKINGS

None.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 40 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, on the 26th day of September, 2014.

PNC ADVANTAGE FUNDS
Registrant

/s/Jennifer E. Spratley
Jennifer E. Spratley
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 40 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*John G. Drosdick	Trustee and Chairman of the Board	September 26, 2014
John G. Drosdick

*Dorothy A. Berry	Trustee	September 26, 2014
Dorothy A. Berry

*Dale C. LaPorte	Trustee	September 26, 2014
Dale C. LaPorte

*L. White Matthews, III	Trustee	September 26, 2014
L. White Matthews, III

*Edward D. Miller, M.D.	Trustee	September 26, 2014
Edward D. Miller, M.D.

*Stephen M. Todd	Trustee	September 26, 2014
Stephen M. Todd

/s/Jennifer E. Spratley	President	September 26, 2014
Jennifer E. Spratley

/s/John Kernan	Treasurer and Secretary	September 26, 2014
John Kernan

*By:	/s/ John Kernan
John Kernan
Attorney-in-Fact

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EXHIBIT INDEX

Exhibit No.	Description

(j)(1)	Consent of Deloitte & Touche LLP

(j)(2)	Consent of Ropes & Gray LLP

(p)(2)	Code of Ethics of PNC Funds Distributor, LLC.

(q)	Powers of Attorney

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